                                     PIMCO



                    CAPITAL APPRECIATION . SMALL CAP VALUE

                    . ENHANCED EQUITY . MICRO CAP GROWTH .

                 MID CAP EQUITY . EQUITY INCOME . CORE EQUITY

                  . SMALL CAP GROWTH . INTERNATIONAL ACTIVE .

                    EMERGING MARKETS . DIVERSIFIED LOW P/E

                          . BALANCED . MID CAP GROWTH





                                    PIMCO FUNDS: EQUITY ADVISORS SERIES
                                    SEMI-ANNUAL REPORT . DECEMBER 31, 1996

CONTENTS

Chairman's Message                             1
About the Portfolio Managers                   2
Investment Performance                         3
Statement of Assets and Liabilities           16
Statement of Operations                       18
Statement of Changes in Net Assets            20
Financial Highlights                          24
Schedules of Investments
  NFJ Equity Income Fund                      30
  NFJ Diversified Low P/E Fund                31
  NFJ Small Cap Value Fund                    32
  Cadence Capital Appreciation Fund           34
  Cadence Mid Cap Growth Fund                 36
  Cadence Micro Cap Growth Fund               38
  Cadence Small Cap Growth Fund               40
  Columbus Circle Investors
    Core Equity Fund                          42
  Columbus Circle Investors
    Mid Cap Equity Fund                       43
  Parametric Enhanced Equity Fund             44
  Blairlogie Emerging Markets Fund            46
  Blairlogie International Active Fund        49
  Balanced Fund                               51
Notes to Financial Statements                 54

CHAIRMAN'S MESSAGE

           Dear Shareholder:

           The six-month period covered by this Semi-Annual Report was a time of continuing strength for the stock market. From June 30, 1996 to December 31, 1996, the market, as measured by the S&P 500 Index, rose 11.68%, while mid cap stocks (S&P MidCap Index) climbed 9.15% and small cap stocks (Russell 2000 Index) increased 5.56%. As the remainder of this report shows, these favorable conditions greatly benefited the overall results and performance of our Funds. In fact, as of the end of the year, eight of our thirteen Funds were rated four-stars by Morningstar. More detailed information about each Fund and the portfolio managers follows this message.

           Consolidating PIMCO Funds

           As part of our continuing effort to provide the best possible service and investment options, we recently consolidated our mutual fund offerings, combining the PIMCO Funds: Equity Advisors Series (your fund family) with the PIMCO Advisors Funds, an affiliated fund group, to form the PIMCO Funds: Multi-Manager Series. Together these Funds are now all united in the "PIMCO Funds" family.
               For the most part, this consolidation should have been transparent for you as a shareholder. Your Fund's management and investment objective have not changed, and your client servicing remains the same. The daily listing of your Fund's NAV in the newspaper will continue to appear under the heading "PIMCO Funds," but is now designated "Institutional."
               While the fundamental characteristics of your investment have remained the same, this consolidation has brought about some positive changes. The most significant of these changes is your increased access to more Funds managed by the institutional investment management firms of PIMCO Advisors L.P.


           New investment options

           As a PIMCO Funds shareholder you now have access to four additional institutional mutual funds:

           . PIMCO Renaissance Fund -- Managed by Columbus Circle Investors, this Fund seeks long-term growth of capital and income through investment in income-producing stocks and convertibles.

           . PIMCO Innovation Fund -- Also managed by Columbus Circle Investors, the Innovation Fund seeks capital appreciation through investment in the common stocks of technology-related companies.

           . PIMCO International Fund -- Unlike the more specialized Emerging Markets Fund or the International Developed Fund, Blairlogie's International Fund invests in common stocks of companies in both emerging and developed markets to achieve capital appreciation.

           . PIMCO Global Bond Fund II (part of PIMCO Funds: Pacific Investment Management Series) - Managed by Pacific Investment Management Company, this Fund seeks maximum total return, consistent with preservation of capital, through a portfolio of intermediate-term, high quality U.S. and non-U.S. bonds.

If you have any questions about any of the PIMCO Funds or the changes discussed here, we encourage you to contact us at (800) 927-4648. We appreciate the confidence you have placed in us through your investment and we are committed to maintaining the high standards you have come to expect from us.

Sincerely,

/S/William D. Cvengros
----------------------
William D. Cvengros
Chairman of the Board
February 18, 1997

ABOUT THE PORTFOLIO MANAGERS

              Blairlogie Capital Management
              Blairlogie's investment professionals have established a methodology that applies fundamental valuation criteria first to country allocation, then to security selection, with the objective of adding value over time at a low level of portfolio risk. A disciplined selection process is applied to both developed and emerging countries. Systematic screening identifies when markets become either relatively cheap or overvalued, which results in raising or lowering the weighting in each market. The stock selection process focuses on a variety of quality and value factors. Sell decisions are influenced by reallocation of country weights and changes in a stock's relative rank.

              Cadence Capital Management
              All portfolios from large to medium to small to micro capitalizations are managed using a screening process developed in the mid-1970's which applies five distinct growth and valuation screens to the stock universe. The process identifies companies with high relative earnings growth, improving profitability, strong earnings momentum, potentially high future earnings growth and attractive valuations. Continuous monitoring of portfolios quickly identifies stocks to be sold. All portfolios are broad-based with up to 100 stocks and remain fully invested to assure participation in rising equity markets.

              Columbus Circle Investors
              The firm's investment philosophy is based on the premise that companies doing better than expected will have rising securities prices, or "Positive Momentum & Positive Surprise." This discipline adds stocks of growing companies that exceed investors' expectations, and sells or avoids those that fall short of those expectations.

              NFJ Investment Group
              NFJ Investment Group is a value-oriented equity manager specializing in a diversified, low price-earnings (P/E) approach. Developed by the firm's managing directors in the mid-1970's, this approach is based on research showing that portfolios of low P/E stocks have consistently outperformed market indexes over the long term. The firm screens more than 2,000 stocks in 55 industry groups to find the lowest P/E, high-yield stocks, then analyzes candidates for earnings, quality and relative price momentum. Portfolios are normally fully invested, equally weighted and rebalanced quarterly.

              Pacific Investment Management Company
              Pacific Investment Management's fixed income philosophy embodies three key principles:

              . Major shifts in portfolio strategy are driven by longer-term, or secular, trends as opposed to short-term gyrations in interest rates;
              .  Consistent investment performance is achieved by avoiding extreme swings in maturity and duration of a portfolio;
              .  An emphasis is placed on adding value through advanced tools such as futures, options and volatility analysis as well as through adjustments to traditional variables such as sector, coupon and quality.

              Parametric Portfolio Associates
              To enhance benchmark returns, historical analysis is used to identify a group of stocks that have the highest probability of outperforming the benchmark in both up and down markets. Stocks are reweighted or eliminated from a benchmark based on their past 60 months of performance. The result is a portfolio that has index-like characteristics with volatility no greater than that of the selected benchmark. To control risk, economic sectors in portfolios are kept similar to benchmark weights.

NFJ EQUITY INCOME FUND

PORTFOLIO MANAGER:
NFJ Investment Group
Dallas, Texas

TOTAL RETURN INVESTMENT PERFORMANCE
Periods Ended 12/31/96
--------------------------------------------------------------------------
                                                                Since
                   6 Mos.     1 Yr.     3 Yrs.*     5 Yrs.*     Inception*
                   -------------------------------------------------------

NFJ Equity
Income Fund
Inst. Class (%)    10.91      21.47     16.84       14.70       15.66
S&P 500
Index (%)          11.68      22.96     19.68       15.22       15.68
--------------------------------------------------------------------------
                                                                Since
                   6 Mos.     1 Yr.     2 Yrs.*               Inception*
                   -------------------------------------------------------
Admin. Class (%)   10.86      21.20      27.07                  25.93
S&P 500
Index (%)          11.68      22.96      30.06                  29.55
--------------------------------------------------------------------------

*Annualized

INVESTMENT OBJECTIVES AND PRIMARY INVESTMENTS:
Seeks current income as a primary investment objective, and long-term growth of capital as a secondary objective; invests primarily in common stocks with below-average price to earnings ratios and higher dividend yields relative to their industry groups.

[LINE GRAPH APPEARS HERE]

--------------------------------------------------------------------------------
         Cumulative Returns Since Inception Through December 31, 1996
--------------------------------------------------------------------------------

                         NFJ
                    EQUITY INCOME           S&P 500
                         FUND                INDEX
============        =============         =============
    03/31/91           200,000.00            200,000.00
    06/30/91           205,385.15            199,562.09
    06/30/92           245,656.80            226,346.75
    06/30/93           281,939.22            257,193.41
    06/30/94           281,203.57            260,812.03
    06/30/95           333,815.27            328,808.61
    06/30/96           416,799.53            414,298.10
    12/31/96           462,259.13            462,705.65

The line graph depicts the value of $200,000 invested at the inception of the Fund's Institutional Class in March 1991 and held through December 1996, compared to the S&P 500 Index, an unmanaged market index. The performance of the Administrative Class from inception in November 1994 (shown at left), reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. Past performance is not an indication of future results.

 .  Positive stock selection across several sectors helped the Fund's relative performance.
 .  The Fund's large underweighting in the top-performing Technology sector penalized performance for the six-month period.
 . Overweighting in the Financial Services sector, together with especially strong stock picks such as Mellon Bank and Bear
   Stearns, was a positive influence on performance.
 . Reversing a trend, value stocks outperformed growth stocks for the three-month period ended December 31, 1996, leading us to be optimistic about the Fund's performance going forward.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION             % of Total Investments as of December 31, 1996
--------------------------------------------------------------------------------

Top Ten Common Stocks

Company
-------------------------------------------
Bear Stearns Cos.                    4.0%
-------------------------------------------
Northrop Grumman Corp.               3.9%
-------------------------------------------
Ultramar Diamond Shamrock Corp.      3.8%
-------------------------------------------
Phelps Dodge Corp.                   3.7%
-------------------------------------------
Aetna, Inc.                          2.0%
-------------------------------------------
Harland (John H.) Co.                2.0%
-------------------------------------------
Pacific Telesis                      2.0%
-------------------------------------------
DTE Energy Co.                       2.0%
-------------------------------------------
Sprint Corp.                         2.0%
-------------------------------------------
Meditrust                            2.0%
-------------------------------------------
Top Ten Total                       27.4%


Industry Classifications

[PIE CHART APPEARS HERE]

Utilities                           19.0%
-------------------------------------------
Financial & Business Services       17.5%
-------------------------------------------
Consumer Discretionary              15.2%
-------------------------------------------
Energy                               9.4%
-------------------------------------------
Health Care                          9.3%
-------------------------------------------
Materials & Processing               9.1%
-------------------------------------------
Consumer Staples                     7.4%
-------------------------------------------
Other                               13.1%
-------------------------------------------

NFJ DIVERSIFIED LOW P/E FUND

PORTFOLIO MANAGER:
NFJ Investment Group
Dallas, Texas

TOTAL RETURN INVESTMENT PERFORMANCE
Periods Ended 12/31/96
--------------------------------------------------------------------------
                                                                Since
                   6 Mos.     1 Yr.     3 Yrs.*     5 Yrs.*     Inception*
                 ---------------------------------------------------------
NFJ Diversified
Low P/E
Fund (%)           10.32      20.34     17.05       16.13       16.11
--------------------------------------------------------------------------
S&P 500
Index (%)          11.68      22.96     19.68       15.22       15.20
--------------------------------------------------------------------------

*Annualized

INVESTMENT OBJECTIVE AND PRIMARY INVESTMENTS:
Seeks long-term growth of capital and income; invests primarily in common stocks with below-average price to earnings ratios relative to their industry groups.

[LINE GRAPH APPEARS HERE]


-------------------------------------------------------------------------------
         Cumulative Returns Since Inception Through December 31, 1996
-------------------------------------------------------------------------------

                  NFJ
              DIVERSIFIED    S&P 500
             LOW P/E FUND     INDEX
===========  ============  ============
12/31/91       200,000.00    200,000.00
06/30/92       202,695.80    198,668.60
06/30/93       241,678.60    225,743.27
06/30/94       247,667.58    228,919.40
06/30/95       302,307.56    288,601.22
06/30/96       382,894.70    363,636.88
12/31/96       422,397.35    406,125.05

The line graph depicts the value of $200,000 invested at the inception of the Fund's Institutional Class in December 1991 and held through December 1996, compared to the S&P 500 Index, an unmanaged market index. Past performance is not an indication of future results.

 . Strong performance over the last six months was due in large part to the
  Fund's Technology holdings, including Teradyne and Seagate Technology.
 . Takeover stocks also made a positive contribution, such as PHH, which will be merged with HFS, and Conrail, which was pursued by both CSX and Norfolk Southern.
 . The Fund's earnings sensitivity pulled down performance as the market worried about a slowing economy and earnings disappointments.
 . The Fund's policy of placing a heavier weight on stocks with higher price momentum and dividend yield continued to add value.

-------------------------------------------------------------------------------
PORTFOLIO COMPOSITION            % of Total Investments as of December 31, 1996
-------------------------------------------------------------------------------


Top Ten Common Stocks

Company
-------------------------------------------------
-------------------------------------------------
Xerox Corp.                                3.1%
-------------------------------------------------
Bear Stearns Cos.                          3.0%
-------------------------------------------------
Ultramar Diamond Shamrock Corp.            3.0%
-------------------------------------------------
Pharmacia & Upjohn, Inc.                   2.9%
-------------------------------------------------
Sprint Corp.                               2.9%
-------------------------------------------------
Pacific Telesis                            2.9%
-------------------------------------------------
PHH Corp.                                  2.9%
-------------------------------------------------
Mellon Bank Corp.                          2.8%
-------------------------------------------------
NICOR, Inc.                                2.8%
-------------------------------------------------
Atlantic Richfield Co.                     2.7%
-------------------------------------------------
Top Ten Total                             29.0%


Industry Classifications

[PIE CHART APPEARS HERE]

Consumer Discretionary                    18.2%
-------------------------------------------------
Financial & Business Services             16.1%
-------------------------------------------------
Utilities                                 12.2%
-------------------------------------------------
Energy                                    11.6%
-------------------------------------------------
Consumer Staples                          10.4%
-------------------------------------------------
Technology                                 8.6%
-------------------------------------------------
Health Care                                7.7%
-------------------------------------------------
Materials & Processing                     6.6%
-------------------------------------------------
Other                                      8.6%
-------------------------------------------------

NFJ SMALL CAP VALUE FUND

PORTFOLIO MANAGER:
NFJ Investment Group
Dallas, Texas

TOTAL RETURN INVESTMENT PERFORMANCE
Periods Ended 12/31/96
-------------------------------------------------------------------------------
                                                                    Since
                               6 Mos.   1 Yr.    3 Yrs.*   5 Yrs.*  Inception*
                             --------------------------------------------------
NFJ Small Cap
Value Fund
Inst. Class (%)                14.92    27.72     15.57    15.84    16.33
Russell 2000
Index (%)                       5.56    16.49     13.68    15.64    16.05
-------------------------------------------------------------------------------
Admin. Class (%)               14.74    27.37                       27.35
Russell 2000
Index (%)                       5.56    16.49                       20.68
-------------------------------------------------------------------------------

*Annualized

INVESTMENT OBJECTIVE AND PRIMARY INVESTMENTS:
Seeks long-term growth of capital and income; invests primarily in common stocks of companies with market capitalizations between $50 million and $1 billion and below-average price to earnings ratios relative to their industry groups.

[LINE GRAPH APPEARS HERE]

--------------------------------------------------------------------------------
         Cumulative Returns Since Inception Through December 31, 1996
--------------------------------------------------------------------------------

                  NFJ SMALL
                  CAP VALUE      RUSSELL 2000
                     FUND           INDEX
==============  ==============  ==============
      09/30/91      200,000.00      200,000.00
      06/30/92      220,609.82      211,806.87
      06/30/93      266,760.46      266,788.50
      06/30/94      273,206.15      278,538.57
      06/30/95      315,931.80      334,441.71
      06/30/96      385,400.84      414,328.85
      12/31/96      442,919.13      437,360.24

The line graph depicts the value of $200,000 invested at the inception of the Fund's Institutional Class in October 1991 and held through December 1996, compared to the Russell 2000 Index, an unmanaged market index. The performance of the Administrative Class from inception in November 1995 (shown at left), reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. Past performance is not an indication of future results.

 . Almost all of the Fund's sectors outperformed during the six-month period, with Technology, Consumer Staples and Energy leading the way.
 . The timing of the our purchases and sales was much improved during the last six months of 1996.
 . Investors' continued emphasis on larger cap issues continues to hinder the small cap arena and the Fund.
 . We are optimistic about the Fund's future given our belief that small cap stocks are due for a revival and valuation still favors value over growth.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION             % of Total Investments as of December 31, 1996
--------------------------------------------------------------------------------

Top Ten Common Stocks

Company
-------------------------------------------------
Computer Data Systems, Inc.                1.2%
-------------------------------------------------
Fremont General                            1.1%
-------------------------------------------------
Charter Power Systems                      1.1%
-------------------------------------------------
Dimon, Inc.                                1.1%
-------------------------------------------------
Harman International                       1.1%
-------------------------------------------------
Caraustar Industries, Inc.                 1.1%
-------------------------------------------------
McGrath Rentcorp.                          1.1%
-------------------------------------------------
Capstead Mortgage Corp.                    1.1%
-------------------------------------------------
Continental Homes                          1.1%
-------------------------------------------------
South West Property Trust                  1.1%
-------------------------------------------------
Top Ten Total                             11.1%


Industry Classifications

[PIE CHART APPEARS HERE]

Financial & Business Services             22.1%
-------------------------------------------------
Materials & Processing                    15.9%
-------------------------------------------------
Consumer Discretionary                    11.8%
-------------------------------------------------
Capital Goods                             11.4%
-------------------------------------------------
Utilities                                  7.1%
-------------------------------------------------
Consumer Staples                           6.8%
-------------------------------------------------
Technology                                 5.8%
-------------------------------------------------
Short-Term Instruments                     5.3%
-------------------------------------------------
Other                                     13.8%
-------------------------------------------------

CADENCE CAPITAL APPRECIATION FUND

PORTFOLIO MANAGER:
Cadence Capital Management
Boston, Massachusetts

TOTAL RETURN INVESTMENT PERFORMANCE
Periods Ended 12/31/96
------------------------------------------------------------------------------
                                                                    Since
                               6 Mos.   1 Yr.    3 Yrs.*   5 Yrs.*  Inception*
                             -------------------------------------------------
Cadence Capital
Appreciation Fund
Inst. Class (%)                13.83    26.79    18.52     16.07    17.50
------------------------------------------------------------------------------
S&P 500
Index (%)                      11.68    22.96    19.68     15.22    15.68
------------------------------------------------------------------------------

------------------------------------------------------------------------------
                                                                    Since
                                                                    Inception
                                                                   -----------
Admin. Class (%)                                                    19.70
------------------------------------------------------------------------------

S&P 500
Index (%)                                                           16.85
------------------------------------------------------------------------------

*Annualized

INVESTMENT OBJECTIVE AND PRIMARY INVESTMENTS:
Seeks growth of capital; invests primarily in common stocks of companies with market capitalizations of at least $100 million that have improving fundamentals and whose stock is reasonably valued by the market.

[LINE GRAPH APPEARS HERE]

--------------------------------------------------------------------------------
         Cumulative Returns Since Inception Through December 31, 1996
--------------------------------------------------------------------------------

                CADENCE CAPITAL
                 APPRECIATION      S&P 500
                    FUND            INDEX
==============  ==============  ==============
      03/31/91      200,000.00      200,000.00
      06/30/91      192,802.44      199,562.09
      06/30/92      225,859.66      226,346.75
      06/30/93      286,136.01      257,193.41
      06/30/94      287,662.65      260,812.03
      06/30/95      356,827.65      328,808.61
      06/30/96      444,843.55      414,298.10
      12/31/96      506,352.47      462,705.65

The line graph depicts the value of $200,000 invested at the inception of the Fund's Institutional Class in March 1991 and held through December 1996, compared to the S&P 500 Index, an unmanaged market index. The performance of the Administrative Class from inception in July 1996 (shown at left), reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. Past performance is not an indication of future results.

 . Much of the Fund's strength came from investments in the Energy sector, led by holdings such as Ensco International and Vastar Resources.
 . Financial Services continues to be a major contributor to the Fund, picking up after a lull in the prior six-month period.
 . Health Care investments were a drag on performance as the industry's positive business cycle came to a halt during the last six months.
 . Strong stock selection was evident by the fact that the Fund's holdings had far fewer downward earnings revisions than either the S&P 500 or the Russell 2000.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION             % of Total Investments as of December 31, 1996
--------------------------------------------------------------------------------

Top Ten Common Stocks

Company
-------------------------------------------------
TJX Cos., Inc.                             1.8%
-------------------------------------------------
Ensco International                        1.6%
-------------------------------------------------
United Technologies                        1.6%
-------------------------------------------------
Allied Signal, Inc.                        1.5%
-------------------------------------------------
Dell Computer Corp., Inc.                  1.5%
-------------------------------------------------
Tyco Labs                                  1.5%
-------------------------------------------------
Boston Scientific Corp.                    1.5%
-------------------------------------------------
Safeway, Inc.                              1.5%
-------------------------------------------------
Compaq Computer Corp.                      1.5%
-------------------------------------------------
Travelers Group, Inc.                      1.4%
-------------------------------------------------
Top Ten Total                             15.4%

Industry Classifications

[PIE CHART APPEARS HERE]

Financial & Business Services             20.2%
-------------------------------------------------
Technology                                14.6%
-------------------------------------------------
Consumer Discretionary                    12.5%
-------------------------------------------------
Capital Goods                             11.2%
-------------------------------------------------
Energy                                    10.7%
-------------------------------------------------
Health Care                                9.1%
-------------------------------------------------
Short-Term Instruments                     4.8%
-------------------------------------------------
Other                                     16.9%
-------------------------------------------------

CADENCE MID CAP GROWTH FUND

PORTFOLIO MANAGER:
Cadence Capital Management
Boston, Massachusetts

TOTAL RETURN INVESTMENT PERFORMANCE
Periods Ended 12/31/96
------------------------------------------------------------------------------
                                                                    Since
                               6 Mos.   1 Yr.    3 Yrs.*   5 Yrs.*  Inception*
                             -------------------------------------------------
Cadence Mid Cap
Growth Fund
Inst. Class (%)                14.68    23.36    18.25     15.89    17.52
------------------------------------------------------------------------------
S&P MidCap
Index (%)                       9.15    19.20    14.60     13.93    15.39
------------------------------------------------------------------------------
------------------------------------------------------------------------------
                                                                    Since
                               6 Mos.   1 Yr.    2 Yrs.*            Inception*
                             -------------------------------------------------
Admin. Class (%)               14.53    25.03    29.79              29.82
------------------------------------------------------------------------------
S&P MidCap
Index (%)                       9.15    19.20    24.94              24.32
------------------------------------------------------------------------------

*Annualized

INVESTMENT OBJECTIVE AND PRIMARY INVESTMENTS:
Seeks growth of capital; invests primarily in common stocks of companies with market capitalizations in excess of $500 million that have improving fundamentals and whose stock is reasonably valued by the market.

[LINE GRAPH APPEARS HERE]

--------------------------------------------------------------------------------
         Cumulative Returns Since Inception Through December 31, 1996
--------------------------------------------------------------------------------

                   CADENCE
                MID CAP GROWTH     S&P MidCap
                     FUND            INDEX
==============  ==============  ==============
      08/31/91      200,000.00      200,000.00
      06/30/92      215,125.07      215,789.61
      06/30/93      270,635.26      264,752.62
      06/30/94      268,011.79      264,607.95
      06/30/95      339,759.01      323,737.51
      06/30/96      413,018.47      393,621.30
      12/31/96      473,649.79      429,620.08

The line graph depicts the value of $200,000 invested at the inception of the Fund's Institutional Class in August 1991 and held through December 1996, compared to the S&P MidCap Index, an unmanaged market index. The performance of the Administrative Class from inception in November 1994 (shown at left), reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. Past performance is not an indication of future results.

 . The Fund's Financial Services holdings were among the most important contributors to performance over the six-month period, with holdings such as Public Storage, which gained 29% in the fourth quarter alone.
 .  Energy holdings also benefited the Fund, as a favorable supply/demand balance created a strong pricing environment for the sector.
 .  The Fund's Health Care investments were less positive, offsetting gains achieved in other sectors.
 . Looking ahead, we believe the Fund's growth-at-a-reasonable-price strategy should pay off in 1997 as it did in 1996.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION             % of Total Investments as of December 31, 1996
--------------------------------------------------------------------------------

Top Ten Common Stocks

Company

-------------------------------------------------
Belden, Inc.                               1.5%
-------------------------------------------------
Harnischfeger Industries, Inc.             1.4%
-------------------------------------------------
York International Corp.                   1.4%
-------------------------------------------------
Interstate Bakeries Corp.                  1.4%
-------------------------------------------------
Tosco Corp.                                1.3%
-------------------------------------------------
Cadence Designs Systems, Inc.              1.3%
-------------------------------------------------
Western Digital Corp.                      1.3%
-------------------------------------------------
Bemis, Inc.                                1.3%
-------------------------------------------------
Citizens Corp.                             1.3%
-------------------------------------------------
Public Storage, Inc.                       1.3%
-------------------------------------------------
Top Ten Total                             13.5%


Industry Classifications

[PIE CHART APPEARS HERE]

Financial & Business Services             28.7%
-------------------------------------------------
Technology                                15.0%
-------------------------------------------------
Consumer Discretionary                    13.3%
-------------------------------------------------
Capital Goods                              9.0%
-------------------------------------------------
Energy                                     7.6%
-------------------------------------------------
Materials & Pocessing                      5.6%
-------------------------------------------------
Other                                     20.8%
-------------------------------------------------

CADENCE MICRO CAP GROWTH FUND

PORTFOLIO MANAGER:
Cadence Capital Management
Boston, Massachusetts

TOTAL RETURN INVESTMENT PERFORMANCE
Period Ended 12/31/96
----------------------------------------------------------------
                                                      Since
                         6 Mos.    1 Yr.    3 Yrs*    Inception*
                        ----------------------------------------
Cadence Micro
Cap Growth Fund
Inst. Class (%)          6.26      23.83    19.45     22.01
----------------------------------------------------------------
Russell 2000
Index (%)                5.56      16.49    13.68     15.14
----------------------------------------------------------------
----------------------------------------------------------------
                                                      Since
                         6 Mos.                       Inception
                        ----------------------------------------
Admin. Class (%)         6.10                         17.07
----------------------------------------------------------------
Russell 2000
Index (%)                5.56                         10.84
----------------------------------------------------------------

*Annualized


INVESTMENT OBJECTIVE AND PRIMARY INVESTMENTS:
Seeks long-term growth of capital; invests primarily in common stocks of companies with market capitalizations of less than $100 million that have improving fundamentals and whose stock is reasonably valued by the market.

[LINE GRAPH APPEARS HERE]

--------------------------------------------------------------------------
      Cumulative Returns Since Inception Through December 31, 1996
--------------------------------------------------------------------------

                         CADENCE
                        MICRO CAP             RUSSELL 2000
                       GROWTH FUND                INDEX
===============        ===========            ============
       06/30/93         200,000.00             200,000.00
       06/30/94         219,510.89             208,808.53
       06/30/95         277,646.15             250,716.73
       06/30/96         378,115.91             310,604.73
       12/31/96         401,792.27             327,870.38

The line graph depicts the value of $200,000 invested at the inception of the Fund's Institutional Class in June 1993 and held through December 1996, compared to the Russell 2000 Index, an unmanaged market index. The performance of the Administrative Class from inception in April 1996 (shown at left), reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. Past performance is not an indication of future results.

 . Technology was one of the Fund's strongest sectors over the last six months, due in large part to selective stock picking such as Qlogic, BTG and Quickturn.
 . The Energy sector was also very positive for the Fund, encouraging increased holdings in this area from two to six stocks representing nearly 7% of the Fund's assets on December 31, 1996.
 .  The performance of the Fund's Consumer Goods investments was relatively weak as signs of a slowing economy hurt this sector.
 . Financial Services was an important contributor to the Fund throughout the year, and should remain a significant component of the Fund going forward.

----------------------------------------------------------------------
Portfolio Composition   % of Total Investments as of December 31,1996
----------------------------------------------------------------------

Top Ten Common Stocks

Company
------------------------------------------------
Health Images, Inc.                        2.5%
------------------------------------------------
Quickturn Design Systems, Inc.             2.2%
------------------------------------------------
Riser Foods, Inc.                          2.2%
------------------------------------------------
Qlogic Corp.                               2.2%
------------------------------------------------
Gardner Denver Machinery, Inc.             2.0%
------------------------------------------------
Culp, Inc.                                 1.9%
------------------------------------------------
Ha-Lo Industries, Inc.                     1.9%
------------------------------------------------
All American Communications, Inc. `B'      1.9%
------------------------------------------------
Warren Bancorp, Inc.                       1.9%
------------------------------------------------
Computer Data Systems, Inc.                1.8%
------------------------------------------------
Top Ten Total                             20.5%


Industry Classifications

[PIE CHART APPEARS HERE]

Financial & Business Services             18.4%
------------------------------------------------
Technology                                14.6%
------------------------------------------------
Consumer Discretionary                    11.6%
------------------------------------------------
Consumer Services                         11.1%
------------------------------------------------
Capital Goods                             10.5%
------------------------------------------------
Short-Term Instruments                     9.3%
------------------------------------------------
Health Care                                7.6%
------------------------------------------------
Energy                                     6.5%
------------------------------------------------
Other                                     10.4%
------------------------------------------------

CADENCE SMALL CAP GROWTH FUND

PORTFOLIO MANAGER:
Cadence Capital Management
Boston, Massachusetts

TOTAL RETURN INVESTMENT PERFORMANCE
Periods Ended 12/31/96
------------------------------------------------------------------------------
                                                                   Since
                                   6 Mos.  1 Yr. 3 Yrs.*  5 Yrs.*  Inception*
------------------------------------------------------------------------------
Cadence Small
Cap Growth Fund
Inst. Class (%)                    9.71    16.83  12.70   15.76    19.76
Russell 2000
Index (%)                          5.56    16.49  13.68   15.64    18.79
------------------------------------------------------------------------------
Admin. Class (%)                   9.53    16.71                    8.10
Russell 2000
Index (%)                          5.56    16.49                   14.88
------------------------------------------------------------------------------

*Annualized

INVESTMENT OBJECTIVE AND PRIMARY INVESTMENTS:

Seeks growth of capital; invests primarily in common stocks of companies with market capitalizations between $50 million and $1 billion that have improving fundamentals and whose stock is reasonably valued by the market.

[LINE GRAPH APPEARS HERE]

------------------------------------------------------------------------------
    Cumulative Returns Since Inception Through December 31, 1996
------------------------------------------------------------------------------

                         CADENCE
                        SMALL CAP             RUSSELL 2000
                       GROWTH FUND                INDEX
==============        ==============         ==============
01/31/91                200,000.00             200,000.00
06/30/91                230,646.85             234,339.32
06/30/92                267,775.04             268,407.23
06/30/93                374,972.56             338,081.41
06/30/94                385,274.10             352,971.41
06/30/95                451,844.24             423,813.33
06/30/96                530,133.57             525,048.43
12/31/96                581,615.73             554,234.40

The line graph depicts the value of $200,000 invested at the inception of the Fund's Institutional Class in January 1991 and held through December 1996, compared to the Russell 2000 Index, an unmanaged market index. The performance of the Administrative Class from inception in September 1995 (shown at left), reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. Past performance is not an indication of future results.

 . The Fund continued to build its Energy position over the last six months, ending the period with 8 stocks that represented nearly 11% of the Fund's assets. The sector made a major contribution to performance over the period.
 .  Financial Services holdings continued to drive performance with holdings such as First Midwest Bancorp, which gained 36% in the fourth quarter alone.
 .  In contrast to the prior six-month period, the Fund's Health Care exposure offset gains achieved in other sectors.
 . While the majority of investors have adopted a "big at any price" attitude, we will focus Fund investments on smaller capitalization stocks.

-------------------------------------------------------------------------------
PORTFOLIO COMPOSITION   % of Total Investments as of December 31, 1996
-------------------------------------------------------------------------------

Top Ten Common Stocks

Company
------------------------------------------------
CN Falcon Drilling Co.                     1.6%
------------------------------------------------
Zeigler Coal Holding Co.                   1.6%
------------------------------------------------
First Midwest Bancorp, Inc.                1.5%
------------------------------------------------
Watsco, Inc. `A'                           1.5%
------------------------------------------------
Capital Re Corp.                           1.4%
------------------------------------------------
Veritas DGC, Inc.                          1.4%
------------------------------------------------
Swift Energy Co.                           1.4%
------------------------------------------------
NCI Building Systems, Inc.                 1.4%
------------------------------------------------
Pride Petroleum Services, Inc.             1.4%
------------------------------------------------
Veritas Software Corp.                     1.4%
------------------------------------------------
Top Ten Total                             14.6%


Industry Classifications

[PIE CHART APPEARS HERE]

Financial & Business Services          27.2%
------------------------------------------------
Capital Goods                          13.3%
------------------------------------------------
Technology                             12.5%
------------------------------------------------
Energy                                 10.7%
------------------------------------------------
Materials & Processing                  8.3%
------------------------------------------------
Consumer Discretionary                  7.0%
------------------------------------------------
Consumer Services                       6.0%
------------------------------------------------
Short-Term Instruments                  5.5%
------------------------------------------------
Other                                   9.5%
------------------------------------------------

COLUMBUS CIRCLE INVESTORS CORE EQUITY FUND

PORTFOLIO MANAGER:
Columbus Circle Investors
Stamford, Connecticut

TOTAL RETURN INVESTMENT PERFORMANCE
Periods Ended 12/31/96
----------------------------------------------------
                                          Since
                  6 Mos.  1 Yr.  2 Yrs.*  Inception*
                 -----------------------------------
Columbus Circle
Investors Core
Equity Fund
Inst. Class (%)    7.99   17.95   22.85    22.82
S&P 500
Index (%)         11.68   22.96   30.06    30.02
----------------------------------------------------
Admin. Class (%)   7.85   17.65            18.62
S&P 500
Index (%)         11.68   22.96            25.79
----------------------------------------------------

*Annualized

INVESTMENT OBJECTIVES AND PRIMARY INVESTMENTS:
Seeks long-term growth of capital, with income as a secondary objective; invests primarily in common stocks of companies with market capitalizations in excess of $3 billion.

[LINE GRAPH APPEARS HERE]

--------------------------------------------------------------------------
      Cumulative Returns Since Inception Through December 31, 1996
--------------------------------------------------------------------------

                     COLUMBUS CIRCLE
                     INVESTORS CORE              S&P 500
                       EQUITY FUND                INDEX
===============      ===============          ============
12/31/94                200,000.00             200,000.00
06/30/95                236,843.74             240,425.55
06/30/96                279,518.34             302,935.64
12/31/96                301,848.12             338,331.35

The line graph depicts the value of $200,000 invested at the inception of the Fund's Institutional Class in December 1994 and held through December 1996, compared to the S&P 500 Index, an unmanaged market index. The performance of the Administrative Class from inception in May 1995 (shown at left), reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. Past performance is not an indication of future results.

 . The market's attention to large, liquid companies, instead of company fundamentals, created an unfavorable environment for the Fund's investment process and contributed to results that trailed the S&P 500 Index.

 . On the whole, the Fund's sector allocations were correct, but several holdings failed to meet expectations. More than 40% of the Fund was invested in the two best sectors of the large cap market - Technology and Financial Services, but specific holdings in each area held down performance.

 . A sector bet that didn't pay off was overweighting the Retail sector. Weak holiday sales combined with a few disappointing company-specific announcements to discourage investor participation in the sector. Several of the Fund's retail holdings had negative returns, including Home Depot and Staples. Others, such as Price Costco and TJX, managed to sustain investors' confidence and produce positive returns in excess of 20%.

 .  Future purchases are likely to reflect our cautious outlook on the market.
   Companies with solid fundamentals tend to hold up the best in flat or down markets, so we will be emphasizing these companies.

--------------------------------------------------------------------------------
Portfolio Composition   % of Total Investments as of December 31,1996
--------------------------------------------------------------------------------

Top Ten Common Stocks

Company
------------------------------------------------
Intel Corp.                                3.4%
------------------------------------------------
Boeing                                     3.3%
------------------------------------------------
Worldcom, Inc.                             2.9%
------------------------------------------------
Schlumberger Limited                       2.7%
------------------------------------------------
Allstate Corp.                             2.7%
------------------------------------------------
Microsoft Corp.                            2.4%
------------------------------------------------
Chase Manhattan Corp.                      2.3%
------------------------------------------------
HBO & Co.                                  2.3%
------------------------------------------------
NationsBank Corp.                          2.2%
------------------------------------------------
TJX Cos., Inc.                             2.0%
------------------------------------------------
Top Ten Total                             26.2%

Industry Classifications

[PIE CHART APPEARS HERE]
Technology                                29.9%
------------------------------------------------
Short-Term Instruments                    13.4%
------------------------------------------------
Consumer Discretionary                    13.1%
------------------------------------------------
Health Care                               12.6%
------------------------------------------------
Financial & Business Services              8.3%
------------------------------------------------
Energy                                     7.6%
------------------------------------------------
Other                                     15.1%
------------------------------------------------

COLUMBUS CIRCLE INVESTORS MID CAP EQUITY FUND


PORTFOLIO MANAGER:
Columbus Circle Investors
Stamford, Connecticut

TOTAL RETURN INVESTMENT PERFORMANCE
Periods Ended 12/31/96
---------------------------------------------------------------
                                                     Since
                          6 Mos.   1 Yr.   2 Yrs.*   Inception*
                       ----------------------------------------
Columbus Circle
Investors Mid Cap
Equity Fund (%)            2.35    17.31   24.30     24.27
---------------------------------------------------------------

S&P MidCap
Index (%)                  9.15    19.20   24.94     24.90
---------------------------------------------------------------

*Annualized


INVESTMENT OBJECTIVE AND PRIMARY INVESTMENTS:
Seeks long-term growth of capital; invests primarily in common stocks of companies with market capitalizations between $800 million and $3 billion.



[LINE GRAPH APPEARS HERE]

--------------------------------------------------------------------------------
                  Cumulative Returns Since Inception Through December 31, 1996
--------------------------------------------------------------------------------

             COLUMBUS CIRCLE
                INVESTORS
              MID CAP EQUITY      S&P MIDCAP
                   FUND             INDEX
===========  =================  ===============
   12/31/94         200,000.00       200,000.00
   06/30/95         234,000.00       235,246.41
   06/30/96         301,947.12       286,028.01
   12/31/96         309,033.92       312,186.81

The line graph depicts the value of $200,000 invested at the inception of the Fund's Institutional Class in December 1994 and held through December 1996, compared to the S&P MidCap Index, an unmanaged market index. Past performance is not an indication of future results.

 . The Fund suffered a disappointing second half while it struggled to recover from a low point in July.

 . A heavy weighting in Technology hurt performance as small and mid cap companies did not recover from their summer declines the way that the large cap Technology sector did.

 . Profit taking also hit some of the Fund's winners, especially in the Consumer
  Cyclical sector. Although the Fund's exposure to this sector had been meaningfully reduced in the third and fourth quarters, the remaining exposure to this sector was a detriment to performance in December.

 . Energy and Financial Services holdings did not represent a large portion of the Fund's assets but did account for a significant amount of positive performance.

 . Going forward, we have adopted a cautiously optimistic attitude that reflects the growing consensus that the economy and the market can not continue as they have been.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION             % of Total Investments as of December 31, 1996
--------------------------------------------------------------------------------

Top Ten Common Stocks


Company
-------------------------------------------------
APAC Teleservices, Inc.                    3.8%
-------------------------------------------------
Diebold, Inc.                              3.2%
-------------------------------------------------
U.S.A. Waste Services, Inc.                3.0%
-------------------------------------------------
Altera Corp.                               2.4%
-------------------------------------------------
BioChem Pharma, Inc.                       2.4%
-------------------------------------------------
Ensco International, Inc.                  2.4%
-------------------------------------------------
Washington Mutual, Inc.                    2.3%
-------------------------------------------------
Greenpoint Financial Corp.                 2.3%
-------------------------------------------------
Harnischfeger Industries, Inc.             2.2%
-------------------------------------------------
Jones Apparel Group, Inc.                  2.2%
-------------------------------------------------
Top Ten Total                             26.2%

Industry Classifications

[PIE CHART APPEARS HERE]

Technology                                23.5%
-------------------------------------------------
Consumer Discretionary                    14.0%
-------------------------------------------------
Consumer Services                         13.4%
-------------------------------------------------
Energy                                    11.1%
-------------------------------------------------
Capital Goods                             11.0%
-------------------------------------------------
Financial & Business Services              7.6%
-------------------------------------------------
Short-Term Instruments                     6.5%
-------------------------------------------------
Other                                     12.9%
-------------------------------------------------

PARAMETRIC ENHANCED EQUITY FUND

PORTFOLIO MANAGER:
Parametric Portfolio Associates
Seattle, Washington

TOTAL RETURN INVESTMENT PERFORMANCE
Periods Ended 12/31/96
------------------------------------------------------------------------
                                                              Since
                    6 Mos.     1 Yr.     3 Yrs.*    5 Yrs.*   Inception*
                  ------------------------------------------------------
Parametric
Enhanced Equity
Fund (%)            11.81      21.15     17.46      12.37     13.84
------------------------------------------------------------------------
S&P 500
Index (%)           11.68      22.96     19.68      15.22     15.91
------------------------------------------------------------------------

*Annualized

INVESTMENT OBJECTIVE AND PRIMARY INVESTMENTS:
Seeks to provide a total return which equals or exceeds the total return performance of the Standard & Poor's 500 Composite Stock Price Index; invests in common stocks represented in that Index.

[LINE GRAPH APPEARS HERE]

--------------------------------------------------------------------------------
                    Cumulative Returns Since Inception Through December 31, 1996
--------------------------------------------------------------------------------
                    PARAMETRIC
                 ENHANCED EQUITY      S&P 500
                       FUND            INDEX
===============  ===============  ===============
       02/28/91       200,000.00       200,000.00
       06/30/91       203,003.00       204,391.49
       06/30/92       227,562.48       231,824.34
       06/30/93       255,730.49       263,417.49
       06/30/94       252,011.33       267,123.68
       06/30/95       310,919.78       336,765.78
       06/30/96       381,554.26       424,324.11
       12/31/96       426,596.87       473,903.12

The line graph depicts the value of $200,000 invested at the inception of the Fund's Institutional Class in February 1991 and held through December 1996, compared to the S&P 500 Index, an unmanaged market index. Past performance is not an indication of future results.

 . The Fund's best performing sector during the quarter ended December 31, 1996 was Technology, which was also the top performer for the S&P 500 Index.
 . Relative gains in the Fund's Technology holdings were offset by underperformance in such sectors as Retail and Health Care.
 . The Fund benefited from superior stock selection in the Financial Services sector.
 . Looking ahead, we have rebalanced the Fund by trimming positions in Financial
  Services and adding to Energy and Health Care holdings.

--------------------------------------------------------------------------------
  PORTFOLIO COMPOSITION           % of Total Investments as of December 31, 1996
--------------------------------------------------------------------------------

Top Ten Common Stocks
Company
------------------------------------------------
Intel Corp.                                2.7%
------------------------------------------------
Eastman Kodak                              2.4%
------------------------------------------------
Philip Morris Co., Inc.                    2.3%
------------------------------------------------
Dayton Hudson Corp.                        2.0%
------------------------------------------------
American Home Products                     2.0%
------------------------------------------------
Merck & Co., Inc.                          2.0%
------------------------------------------------
Sears Roebuck                              1.8%
------------------------------------------------
Archer-Daniel Midland                      1.7%
------------------------------------------------
Loews Corp.                                1.7%
------------------------------------------------
Chase Manhattan Corp.                      1.7%
------------------------------------------------
Top Ten Total                             20.3%

Industry Classifications

[PIE CHART APPEARS HERE]


Technology                                13.8%
------------------------------------------------
Consumer Discretionary                    13.8%
------------------------------------------------
Health Care                               13.8%
------------------------------------------------
Financial & Business Services             13.1%
------------------------------------------------
Utilities                                  8.4%
------------------------------------------------
Consumer Staples                           8.1%
------------------------------------------------
Energy                                     7.9%
------------------------------------------------
Capital Goods                              6.7%
------------------------------------------------
Other                                     14.4%
------------------------------------------------

BLAIRLOGIE EMERGING MARKETS FUND

PORTFOLIO MANAGER:
Blairlogie Capital Management
Edinburgh, Scotland

TOTAL RETURN INVESTMENT PERFORMANCE
Periods Ended 12/31/96
---------------------------------------------------------------
                                                     Since
                          6 Mos.   1 Yr.   3 Yrs.*   Inception*
                       ----------------------------------------
Blairlogie Emerging
Markets Fund
Inst. Class (%)           (5.11)   4.82    (5.44)     8.11
MSCI Emerging
Markets Free
Index (%)                 (4.20)   6.01    (2.34)    11.28
---------------------------------------------------------------
                                                     Since
                          6 Mos.   1 Yr.   2 Yrs.*   Inception*
                       ----------------------------------------
Admin. Class (%)          (5.38)    4.55   (4.55)    (11.46)
MSCI Emerging
Markets Free
Index (%)                 (4.20)    6.01    0.25      (5.90)
---------------------------------------------------------------

*Annualized

INVESTMENT OBJECTIVE AND PRIMARY INVESTMENTS:
Seeks long-term growth of capital; invests primarily in common stocks of companies located in emerging market countries.

[LINE GRAPH APPEARS HERE]

--------------------------------------------------------------------------------
         Cumulative Returns Since Inception Through December 31, 1996
--------------------------------------------------------------------------------

                BLAIRLOGIE
                 EMERGING          MSCI
               MARKETS FUND        INDEX
===========  ===============  ===============
   05/31/93       200,000.00       200,000.00
   06/30/93       203,000.00       205,926.58
   06/30/94       289,112.99       282,454.60
   06/30/95       258,899.48       282,420.43
   06/30/96       278,841.51       306,375.71
   12/31/96       264,586.67       293,502.25

The line graph depicts the value of $200,000 invested at the inception of the Fund's Institutional Class in June 1993 and held through December 1996, compared to the Morgan Stanley Capital International (MSCI) Emerging Markets Free Index, an unmanaged market index of emerging markets stocks. The performance of the Administrative Class from the inception in November 1994 (shown at left), reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. Foreign investing involves potentially higher risks including foreign currency fluctuations, and political or economic uncertainty. Past performance is not an indication of future results.

 . Although it retraced much of October's slide the emerging markets asset class as a whole posted negative returns for the six-month period.
 . The Dollar closed strongly against the currencies of its major trading partners, creating a negative currency impact on the Fund.
 . In total, stock selection was neutral, but this disguised the strong performance of the Fund's Asian holdings.
 . The Fund saw particularly strong performances from Hungary, Israel and Turkey, encouraging us to maintain our future exposure to these countries, partly at the expense of South Africa.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION             % of Total Investments as of December 31, 1996
--------------------------------------------------------------------------------

Top Ten Common Stocks

Company

------------------------------------------------
Centrais Electicas Brasileiras SA          2.7%
------------------------------------------------
Telecomunicacoes Brasileiras - ADR         2.6%
------------------------------------------------
Telefonos de Mexico - ADR                  2.5%
------------------------------------------------
Telekom Malaysia Berhad                    1.7%
------------------------------------------------
Elektrim Spolka Akcyjna SA                 1.4%
------------------------------------------------
San Miguel Corp.                           1.3%
------------------------------------------------
Gamuda Berhad                              1.3%
------------------------------------------------
Grupo Financiero Banamex                   1.2%
------------------------------------------------
United Engineers                           1.2%
------------------------------------------------
Cia Vale Rio Doce                          1.2%
------------------------------------------------
Top Ten Total                             17.1%


Country Classifications

[PIE CHART APPEARS HERE]

Brazil                                    14.9%
------------------------------------------------
Malaysia 14.0%                            14.0%
------------------------------------------------
Mexico                                    11.2%
------------------------------------------------
South Africa                               6.6%
------------------------------------------------
Israel                                     6.6%
------------------------------------------------
India                                      6.4%
------------------------------------------------
South Korea                                4.9%
------------------------------------------------
Philippines                                4.8%
------------------------------------------------
Poland                                     3.9%
------------------------------------------------
Turkey                                     3.8%
------------------------------------------------
Other                                     22.9%
------------------------------------------------

BLAIRLOGIE INTERNATIONAL ACTIVE FUND

PORTFOLIO MANAGER:
Blairlogie Capital Management
Edinburgh, Scotland

TOTAL RETURN INVESTMENT PERFORMANCE
Periods Ended 12/31/96
--------------------------------------------------------------------------------
                                                                Since
                               6 Mos.     1 Yr.     3 Yrs.*     Inception*
                            ----------------------------------------------------
Blairlogie International
Active Fund
Inst. Class (%)                 0.34       5.83      9.89       11.27
EAFE
Index (%)                       1.62       6.36      8.64        9.64
--------------------------------------------------------------------------------

                                                                Since
                               6 Mos.     1 Yr.     2 Yrs.*     Inception*
                            ----------------------------------------------------
Admin. Class (%)                0.26       5.58     11.08       10.61
EAFE
Index (%)                       1.62       6.36      8.93        8.87
--------------------------------------------------------------------------------

*Annualized

INVESTMENT OBJECTIVE AND PRIMARY INVESTMENTS:
Seeks long-term growth of capital; invests primarily in a diversified portfolio of international equity securities.

[LINE GRAPH APPEARS HERE]

--------------------------------------------------------------------------------
         Cumulative Returns Since Inception Through December 31, 1996
--------------------------------------------------------------------------------

                     BLAIRLOGIE
                    INTERNATIONAL           EAFE
                     ACTIVE FUND            INDEX
==============    ================    ================
      06/30/93          200,000.00          200,000.00
      06/30/94          240,885.93          234,608.60
      06/30/95          244,636.32          239,183.70
      06/30/96          289,843.18          271,766.57
      12/31/96          290,833.93          276,159.24

The line graph depicts the value of $200,000 invested at the inception of the Fund's Institutional Class in June 1993 and held through December 1996, compared to the Morgan Stanley Capital International EAFE Index (Europe, Australasia, Far
East), an unmanaged market index of over 1,000 stocks. The performance of the Administrative Class from inception in November 1994 (shown at left), reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. Foreign investing involves potentially higher risks including foreign currency fluctuations, and political or economic uncertainty. Past performance is not an indication of future results.

 . Top-down country selection was the strongest contributor to the Fund's performance relative to its benchmark.
 . Much of the gain from country selection was offset by poor stock returns, especially from Japan.
 . Malaysia was the fourth largest country weighting in the Fund with stocks offering strong profit momentum and improving liquidity pictures.
 . Europe represented the largest regional weighting. In Europe, large gains from Spain and Finland were partly offset by Sweden and France.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION             % of Total Investments as of December 31, 1996
--------------------------------------------------------------------------------

Top Ten Common Stocks

Company
--------------------------------------------------
Matsushita Electric Works                  1.6%
--------------------------------------------------
Murata Manufacturing Co., Limited          1.6%
--------------------------------------------------
Bayer AG                                   1.6%
--------------------------------------------------
Sumitomo Trust & Banking                   1.6%
--------------------------------------------------
Mannesmann AG                              1.6%
--------------------------------------------------
Veba AG                                    1.6%
--------------------------------------------------
Zeneca Group PLC                           1.5%
--------------------------------------------------
Nippon Telegraph & Telephone Corp.         1.5%
--------------------------------------------------
Abbey National PLC                         1.4%
--------------------------------------------------
NKK Corp.                                  1.4%
--------------------------------------------------
Top Ten Total                             15.4%


Country Classifications

[PIE CHART APPEARS HERE]

Japan                                     27.7%
--------------------------------------------------
United Kingdom                            18.7%
--------------------------------------------------
Germany                                   10.5%
--------------------------------------------------
Malaysia                                   6.5%
--------------------------------------------------
France                                     5.1%
--------------------------------------------------
Switzerland                                5.0%
--------------------------------------------------
Netherlands                                4.8%
--------------------------------------------------
Finland                                    3.8%
--------------------------------------------------
Spain                                      3.8%
--------------------------------------------------
Italy                                      3.7%
--------------------------------------------------
Other                                     10.4%
--------------------------------------------------

BALANCED FUND

PORTFOLIO MANAGERS:
Cadence Capital Management
Boston, Massachusetts

NFJ Investment Group
Dallas, Texas

Pacific Investment
  Management Company
Newport Beach, California

TOTAL RETURN INVESTMENT PERFORMANCE
Periods Ended 12/31/96
--------------------------------------------------------------------------------
                                                                Since
                               6 Mos.     1 Yr.     3 Yrs.*     Inception*
                            ----------------------------------------------------
Balanced Fund (%)               8.81      13.13     12.47       11.75
--------------------------------------------------------------------------------
S&P 500
Index (%)                      11.68      22.96     19.68       17.19
--------------------------------------------------------------------------------
Lehman Aggregate
Bond Index (%)                  4.90       3.63      6.03        7.20
--------------------------------------------------------------------------------

*Annualized

INVESTMENT OBJECTIVE AND PRIMARY INVESTMENTS:
Seeks total return consistent with prudent investment management; invests in common stocks, fixed income securities and money market instruments.


[LINE GRAPH APPEARS HERE]

--------------------------------------------------------------------------------
                    Cumulative Returns Since Inception Through December 31, 1996
--------------------------------------------------------------------------------

                                LEHMAN BROTHERS
                                AGGREGATE BOND     S&P 500
                BALANCED FUND       INDEX           INDEX
==============  ==============  ==============  ==============
      06/30/92      200,000.00      200,000.00      200,000.00
      06/30/93      225,529.20      223,567.29      227,256.11
      06/30/94      222,935.54      220,658.22      230,453.52
      06/30/95      263,426.94      248,344.74      290,535.31
      06/30/96      303,280.20      260,803.29      366,073.83
      12/31/96      329,991.17      273,595.41      408,846.74

The line graph depicts the value of $200,000 invested at the inception of the Fund's Institutional Class in June 1992 and held through December 1996, compared to the Lehman Brothers Aggregate Bond Index and S&P 500 Index, unmanaged bond and stock market indexes. Past performance is not an indication of future results.

 . The portion of the Fund invested in value stocks benefited most from a large position in the Technology sector. Some of these gains were slightly offset by the negative effect of a slowing economy on the many earnings-sensitive holdings.
 . The growth stock portion of the Fund saw much of its strength come from investments in the Energy and Financial Services sectors, while Health Care investments acted as a drag on performance when the industry's business cycle came to a halt during the last six months.
 . For the fixed income portion of the Fund, mortgage-backed securities and below investment grade bonds were strong performers as a result of their initial yield advantage over Treasury securities coupled with price appreciation from spread narrowing in 1996's second half. An above-index duration posture heightened volatility but had little net impact as rates ended the period modestly lower.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION             % of Total Investments as of December 31, 1996
--------------------------------------------------------------------------------

Top Five Holdings

Issuer

--------------------------------------------------
Government National Mortgage
Association - 6.5%                         7.2%
--------------------------------------------------
U.S. Treasury Notes - 5.25%                6.8%
--------------------------------------------------
Government National Mortgage
Association - 7.125%                       6.0%
--------------------------------------------------
Long Island Lighting Co. - 9%              2.9%
--------------------------------------------------
Federal Home Loan Mortgage
Corporation - 6.5%                         2.6%
--------------------------------------------------
Top Five Total                            25.5%


Industry Classifications

[PIE CHART APPEARS HERE]

Mortgage-Backed Securities                29.3%
--------------------------------------------------
Financial & Business Services             10.2%
--------------------------------------------------
Consumer Discretionary                     8.5%
--------------------------------------------------
U.S. Treasury Notes                        6.8%
--------------------------------------------------
Corporate Bonds & Notes                    6.5%
--------------------------------------------------
Technology                                 6.2%
--------------------------------------------------
Energy                                     6.1%
--------------------------------------------------
Short-Term Instruments                     5.2%
--------------------------------------------------
Other                                     21.2%
--------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1996 (unaudited)

Amounts in thousands, except per share amounts
                                                                                                                           Cadence
                                                                                                      Cadence Capital      Mid Cap
                                                    NFJ Equity     NFJ Diversified   NFJ Small Cap     Appreciation        Growth
Assets:                                            Income Fund      Low P/E Fund      Value Fund           Fund             Fund
Investments, at value                              $   119,716     $      63,672    $      36,814    $     432,354     $   225,938
-------------------------------------------------  -----------     -------------    -------------    -------------     -----------
Cash and foreign currency                                    0                 1                2                0               1
-------------------------------------------------  -----------     -------------    -------------    -------------     -----------
Receivable for investments and
   foreign currency sold                                   301                 0                0            1,160             820
-------------------------------------------------  -----------     -------------    -------------    -------------     -----------
Receivable for Fund shares sold                              2                 0               12            1,155             636
-------------------------------------------------  -----------     -------------    -------------    -------------     -----------
Interest and dividends receivable                          416               148               95              432             185
-------------------------------------------------  -----------     -------------    -------------    -------------     -----------
                                                       120,435            63,821           36,923          435,101         227,580

=================================================  ===========     =============    =============    =============     ===========

Liabilities:

Payable for investments and foreign
   currency purchased                              $       539     $           0    $          38    $      14,404     $       763
-------------------------------------------------  -----------     -------------    -------------    -------------     -----------
Written options outstanding                                  0                 0                0                0               0
-------------------------------------------------  -----------     -------------    -------------    -------------     -----------
Payable for Fund shares redeemed                            13                 0              662            2,728               1
-------------------------------------------------  -----------     -------------    -------------    -------------     -----------
Dividends payable                                          249                 1               14              472              41
-------------------------------------------------  -----------     -------------    -------------    -------------     -----------
Accrued investment advisor's fee                            46                24               18              162              85
-------------------------------------------------  -----------     -------------    -------------    -------------     -----------
Accrued administrator's fee                                 25                14                8               90              47
-------------------------------------------------  -----------     -------------    -------------    -------------     -----------
Accrued distribution fee                                     1                 0                1                0               0
-------------------------------------------------  -----------     -------------    -------------    -------------     -----------
Variation margin payable                                     0                 0                0                0               0
-------------------------------------------------  -----------     -------------    -------------    -------------     -----------
Other liabilities                                            0                 0                0                0               0
-------------------------------------------------  -----------     -------------    -------------    -------------     -----------
                                                           873                39              741           17,856             937
=================================================  ===========     =============    =============    =============     ===========


Net Assets                                         $   119,562     $      63,782    $      36,182    $     417,245     $   226,643
=================================================  ===========     =============    =============    =============     ===========

Net Assets Consist of:

Paid in capital                                    $    95,780     $      56,831    $      29,428    $     330,544     $   179,870
-------------------------------------------------  -----------     -------------    -------------    -------------     -----------
Undistributed (overdistributed)
   net investment income                                 2,702                28              820            3,891           2,085
-------------------------------------------------  -----------     -------------    -------------    -------------     -----------
Accumulated undistributed net realized gain (loss)         (47)              575               54             (439)          5,661
-------------------------------------------------  -----------     -------------    -------------    -------------     -----------
Net unrealized appreciation                             21,127             6,348            5,880           83,249          39,027
-------------------------------------------------  -----------     -------------    -------------    -------------     -----------
                                                   $   119,562     $      63,782    $      36,182    $     417,245     $   226,643
=================================================  ===========     =============    =============    =============     ===========

Shares Issued and Outstanding
Institutional class                                      8,324             4,891            2,274           22,679          12,647

-------------------------------------------------  -----------     -------------    -------------    -------------     -----------
Administrative class                                       493                 0              360               73              76
-------------------------------------------------  -----------     -------------    -------------    -------------     -----------

Net Asset Value, Offering and Redemption Price
Per Share (Net Assets Per Share Outstanding)
Institutional class                                $     13.56     $       13.04    $       13.74    $       18.34     $     17.81
-------------------------------------------------  -----------     -------------    -------------    -------------     -----------
Administrative class                                     13.56                --            13.73            18.32           17.80
-------------------------------------------------  -----------     -------------    -------------    -------------     -----------

Cost of Investments Owned                               98,589            57,324           30,934          349,105         186,911
=================================================  ===========     =============    =============    =============     ===========
Cost of Foreign Currency Held                                0                 0                0                0               0
=================================================  ===========     =============    =============    =============     ===========

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1996 (unaudited)

Amounts in thousands, except per share amounts

                                                  -------------    -------------   ---------------  ---------------
                                                                                                        Columbus
                                                  Cadence Micro    Cadence Small   Columbus Circle  Circle Investors
                                                   Cap Growth       Cap Growth      Investors Core   Mid Cap Equity
                                                      Fund             Fund          Equity Fund         Fund
                                                  -------------    -------------   ---------------  ---------------
Assets:
Investments, at value                              $   109,784     $      31,966    $      45,364    $       7,752
-------------------------------------------------  -----------     -------------    -------------    -------------
Cash and foreign currency                                    0                 1               38                0
-------------------------------------------------  -----------     -------------    -------------    -------------
Receivable for investments and
   foreign currency sold                                   502               165              118              334
-------------------------------------------------  -----------     -------------    -------------    -------------
Receivable for Fund shares sold                            823                 0               21                0
-------------------------------------------------  -----------     -------------    -------------    -------------
Interest and dividends receivable                           69                39               33               18
-------------------------------------------------  -----------     -------------    -------------    -------------
                                                   $   111,178     $      32,171    $      45,574    $       8,104
=================================================  ===========     =============    =============    =============

Liabilities:

Payable for investments and foreign
   currency purchased                              $       134     $         114    $          37    $         194
-------------------------------------------------  -----------     -------------    -------------    -------------
Written options outstanding                                  0                 0                0                0
-------------------------------------------------  -----------     -------------    -------------    -------------
Payable for Fund shares redeemed                             8                 0                0                0
-------------------------------------------------  -----------     -------------    -------------    -------------
Dividends payable                                            0                 0               11                0
-------------------------------------------------  -----------     -------------    -------------    -------------
Accrued investment advisor's fee                           116                29               22                4
-------------------------------------------------  -----------     -------------    -------------    -------------
Accrued administrator's fee                                 22                 7               10                2
-------------------------------------------------  -----------     -------------    -------------    -------------
Accrued distribution fee                                     0                 0                7                0
-------------------------------------------------  -----------     -------------    -------------    -------------
Variation margin payable                                     0                 0                0                0
-------------------------------------------------  -----------     -------------    -------------    -------------
Other liabilities                                            0                 0                0                0
-------------------------------------------------  -----------     -------------    -------------    -------------
                                                           280               150               87              200
=================================================  ===========     =============    =============    =============

Net Assets                                         $   110,898     $      32,021    $      45,487    $       7,904
=================================================  ===========     =============    =============    =============

Net Assets Consist of:

Paid in capital                                    $    84,602     $      25,345    $      38,720    $       6,433
-------------------------------------------------  -----------     -------------    -------------    -------------
Undistributed (overdistributed)
   net investment income                                  (242)            3,189            1,489              263
-------------------------------------------------  -----------     -------------    -------------    -------------
Accumulated undistributed net realized gain (loss)       1,295            (1,750)             571              276
-------------------------------------------------  -----------     -------------    -------------    -------------
Net unrealized appreciation                             25,243             5,237            4,707              932
-------------------------------------------------  -----------     -------------    -------------    -------------
                                                   $   110,898     $      32,021    $      45,487    $       7,904
=================================================  ===========     =============    =============    =============

Shares Issued and Outstanding
Institutional class                                      6,243             2,674              803              603
-------------------------------------------------  -----------     -------------    -------------    -------------
Administrative class                                        68                 2            2,490                0
-------------------------------------------------  -----------     -------------    -------------    -------------

Net Asset Value, Offering and Redemption Price
Per Share (Net Assets Per Share Outstanding)
Institutional class                                $     17.57     $       11.97    $       13.81    $       13.11
-------------------------------------------------  -----------     -------------    -------------    -------------
Administrative class                                     17.53             11.93            13.82               --
-------------------------------------------------  -----------     -------------    -------------    -------------

Cost of Investments Owned                               84,541            26,729           40,657            6,820
=================================================  ===========     =============    =============    =============
Cost of Foreign Currency Held                                0                 0                0                0
=================================================  ===========     =============    =============    =============

                                                  -------------    -------------   ---------------  ---------------
                                                    Parametric       Blairlogie       Blairlogie
                                                  Enhanced Equity    Emerging       International      Balanced
                                                      Fund         Markets Fund      Active Fund         Fund
                                                  -------------    -------------   ---------------  ---------------
Assets:
Investments, at value                              $    47,325     $      58,421    $      84,981    $      72,618
-------------------------------------------------  -----------     -------------    -------------    -------------
Cash and foreign currency                                    1               384            5,969                1
-------------------------------------------------  -----------     -------------    -------------    -------------
Receivable for investments and
   foreign currency sold                                36,918               966              600            5,091
-------------------------------------------------  -----------     -------------    -------------    -------------
Receivable for Fund shares sold                            137                15               70                8
-------------------------------------------------  -----------     -------------    -------------    -------------
Interest and dividends receivable                          154               244              166              277
-------------------------------------------------  -----------     -------------    -------------    -------------
                                                   $    84,535     $      60,030    $      91,786    $      77,995
=================================================  ===========     =============    =============    =============

Liabilities:

Payable for investments and foreign
   currency purchased                              $     1,791     $           0    $          24    $      13,329
-------------------------------------------------  -----------     -------------    -------------    -------------
Written options outstanding                                  0                 0                0                5
-------------------------------------------------  -----------     -------------    -------------    -------------
Payable for Fund shares redeemed                        34,392                88              113            1,148
-------------------------------------------------  -----------     -------------    -------------    -------------
Dividends payable                                            0                88                0                3
-------------------------------------------------  -----------     -------------    -------------    -------------
Accrued investment advisor's fee                            31                43               46               24
-------------------------------------------------  -----------     -------------    -------------    -------------
Accrued administrator's fee                                 17                25               39               14
-------------------------------------------------  -----------     -------------    -------------    -------------
Accrued distribution fee                                     0                 0                1                0
-------------------------------------------------  -----------     -------------    -------------    -------------
Variation margin payable                                     0                 0                0               35
-------------------------------------------------  -----------     -------------    -------------    -------------
Other liabilities                                            0               516                0                0
-------------------------------------------------  -----------     -------------    -------------    -------------
                                                        36,231               760              223           14,558
=================================================  ===========     =============    =============    =============

Net Assets                                         $    48,304     $      59,270    $      91,563    $      63,437
=================================================  ===========     =============    =============    =============

Net Assets Consist of:

Paid in capital                                    $    31,058     $      70,898    $      86,261    $      57,021
-------------------------------------------------  -----------     -------------    -------------    -------------
Undistributed (overdistributed)
   net investment income                                   919              (300)           2,005              (24)
-------------------------------------------------  -----------     -------------    -------------    -------------
Accumulated undistributed net realized gain (loss)      10,091           (13,194)            (826)             739
-------------------------------------------------  -----------     -------------    -------------    -------------
Net unrealized appreciation                              6,236             1,866            4,123            5,701
-------------------------------------------------  -----------     -------------    -------------    -------------
                                                   $    48,304     $      59,270    $      91,563    $      63,437
=================================================  ===========     =============    =============    =============

Shares Issued and Outstanding
Institutional class                                      3,449             4,949            7,196            6,051
-------------------------------------------------  -----------     -------------    -------------    -------------
Administrative class                                         0                12              461                0
-------------------------------------------------  -----------     -------------    -------------    -------------

Net Asset Value, Offering and Redemption Price
Per Share (Net Assets Per Share Outstanding)
Institutional class                                $     14.00     $       11.95    $       11.96    $       10.48
-------------------------------------------------  -----------     -------------    -------------    -------------
Administrative class                                        --             11.95            11.92               --
-------------------------------------------------  -----------     -------------    -------------    -------------

Cost of Investments Owned                               41,089            56,540           80,451           66,921
=================================================  ===========     =============    =============    =============
Cost of Foreign Currency Held                                0               385            4,335                0
=================================================  ===========     =============    =============    =============

See Notes to Financial Statements


                                                                                                                17

STATEMENT OF OPERATIONS

For the six months ended December 31, 1996 (unaudited)


$ in thousands                                                                                                       Cadence
                                                                                                 Cadence Capital     Mid Cap
                                                  NFJ Equity   NFJ Diversified   NFJ Small Cap     Appreciation       Growth
                                                Income Fund     Low P/E Fund      Value Fund           Fund             Fund
                                                 ----------      ----------       ----------        ----------       ----------
Investment Income:
Dividends, net of foreign taxes                  $    2,269      $      713       $      448        $    2,935       $    1,236
---------------------------------------------    ----------      ----------       ----------        ----------       ----------
Interest                                                 66              67               37               630              116
---------------------------------------------    ----------      ----------       ----------        ----------       ----------
   Total income                                       2,335             780              485             3,565            1,352
=============================================    ==========      ==========       ==========        ==========       ==========

Expenses:
Investment advisory fees                                279             133              108               886              506
---------------------------------------------    ----------      ----------       ----------        ----------       ----------
Administration fees                                     152              71               43               489              277
---------------------------------------------    ----------      ----------       ----------        ----------       ----------
Distribution fees - Administrative Class                  8               0                6                 0                1
---------------------------------------------    ----------      ----------       ----------        ----------       ----------
Trustees' fees                                            3               2                1                11                6
---------------------------------------------    ----------      ----------       ----------        ----------       ----------
   Total expenses                                       442             206              158             1,386              790
---------------------------------------------    ----------      ----------       ----------        ----------       ----------

Net Investment Income (Loss)                          1,893             574              327             2,179              562
=============================================    ==========      ==========       ==========        ==========       ==========

Net Realized and Unrealized Gain (Loss):

Net realized gain on investments                      7,079           2,167            2,481            16,523           20,609
---------------------------------------------    ----------      ----------       ----------        ----------       ----------
Net realized gain (loss) on futures contracts
   and written options                                    0               0                0                 0                0
---------------------------------------------    ----------      ----------       ----------        ----------       ----------
Net realized loss on foreign currency
   transactions                                           0               0                0                 0                0
---------------------------------------------    ----------      ----------       ----------        ----------       ----------
Net change in unrealized appreciation
   (depreciation) on investments                      3,455           3,188            2,000            32,600            7,887
---------------------------------------------    ----------      ----------       ----------        ----------       ----------
Net change in unrealized depreciation
   on futures contracts and written options               0               0                0                 0                0
---------------------------------------------    ----------      ----------       ----------        ----------       ----------
Net change in unrealized depreciation
   on translation of assets and liabilities
   denominated in foreign currencies                      0               0                0                 0                0
---------------------------------------------    ----------      ----------       ----------        ----------       ----------

   Net Gain (Loss)                                   10,534           5,355            4,481            49,123           28,496
---------------------------------------------    ----------      ----------       ----------        ----------       ----------

Net Increase (Decrease) in Assets
Resulting from Operations                        $   12,427      $    5,929       $    4,808        $   51,302       $   29,058
=============================================    ==========      ==========       ==========        ==========       ==========

See Notes to Financial Statements

STATEMENT OF OPERATIONS

For the six months ended December 31, 1996 (unaudited)


$ in thousands
                                                                                                      Columbus
                                               Cadence Micro     Cadence Small   Columbus Circle  Circle Investors
                                                 Cap Growth       Cap Growth      Investors Core   Mid Cap Equity
                                                    Fund              Fund          Equity Fund         Fund
                                                -----------       -----------       -----------      ----------
Investment Income:

Dividends, net of foreign taxes                 $      295        $      169        $      214       $      16
--------------------------------------------    -----------       -----------       -----------      ----------
Interest                                               174                37                56              11
--------------------------------------------    -----------       -----------       -----------      ----------
   Total income                                        469               206               270              27
============================================    ===========       ===========       ===========      ==========

Expenses:

Investment advisory fees                               590               175               138              34
--------------------------------------------    -----------       -----------       -----------      ----------
Administration fees                                    117                43                58              10
--------------------------------------------    -----------       -----------       -----------      ----------
Distribution fees - Administrative Class                 1                 0                44               0
--------------------------------------------    -----------       -----------       -----------      ----------
Trustees' fees                                           3                 1                 1               0
--------------------------------------------    -----------       -----------       -----------      ----------
   Total expenses                                      711               219               241              44
--------------------------------------------    -----------       -----------       -----------      ----------

Net Investment Income (Loss)                          (242)              (13)               29             (17)
============================================    ===========       ===========       ===========      ==========


Net Realized and Unrealized Gain (Loss):

Net realized gain on investments                     3,879             2,813             2,946           1,187
--------------------------------------------    -----------       -----------       -----------      ----------

Net realized gain (loss) on futures contracts
   and written options                                   0                 0                43               0
--------------------------------------------    -----------       -----------       -----------      ----------

Net realized loss on foreign currency
   transactions                                          0                 0                 0               0
--------------------------------------------    -----------       -----------       -----------      ----------
Net change in unrealized appreciation
   (depreciation) on investments                     2,993               268               582            (974)
--------------------------------------------    -----------       -----------       -----------      ----------
Net change in unrealized depreciation
   on futures contracts and written options              0                 0                (4)              0
--------------------------------------------    -----------       -----------       -----------      ----------
Net change in unrealized depreciation
   on translation of assets and liabilities
   denominated in foreign currencies                     0                 0                 0               0
--------------------------------------------    -----------       -----------       -----------      ----------

   Net Gain (Loss)                                   6,872             3,081             3,567             213
--------------------------------------------    -----------       -----------       -----------      ----------

Net Increase (Decrease) in Assets
Resulting from Operations                       $    6,630        $    3,068        $    3,596       $     196
============================================    ===========       ===========       ===========      ==========


                                                    Parametric        Blairlogie        Blairlogie
                                                 Enhanced Equity       Emerging       International         Balanced
                                                       Fund          Markets Fund      Active Fund            Fund
                                                   -----------       -----------       -----------         -----------
Investment Income:
Dividends, net of foreign taxes                    $      863        $      505        $      443          $      420
--------------------------------------------       -----------       -----------       -----------         -----------
Interest                                                   13                 5               111               1,053
--------------------------------------------       -----------       -----------       -----------         -----------
   Total income                                           876               510               554               1,473
============================================       ===========       ===========       ===========         ===========

Expenses:
Investment advisory fees                                  193               295               264                 172
--------------------------------------------       -----------       -----------       -----------         -----------
Administration fees                                       103               170               212                  91
--------------------------------------------       -----------       -----------       -----------         -----------
Distribution fees - Administrative Class                    0                 0                 7                   0
--------------------------------------------       -----------       -----------       -----------         -----------
Trustees' fees                                              2                 2                 2                   2
--------------------------------------------       -----------       -----------       -----------         -----------
   Total expenses                                         298               467               485                 265
--------------------------------------------       -----------       -----------       -----------         -----------

Net Investment Income (Loss)                              578                43                69               1,208
============================================       ===========       ===========       ===========         ===========

Net Realized and Unrealized Gain (Loss):

Net realized gain on investments                       15,921               403             2,798               8,950
--------------------------------------------       -----------       -----------       -----------         -----------
Net realized gain (loss) on futures contracts
   and written options                                      0                 0               (51)                512
--------------------------------------------       -----------       -----------       -----------         -----------
Net realized loss on foreign currency
   transactions                                             0               (80)             (343)                  0
--------------------------------------------       -----------       -----------       -----------         -----------
Net change in unrealized appreciation
   (depreciation) on investments                       (7,429)           (4,462)           (1,562)             (4,710)
--------------------------------------------       -----------       -----------       -----------         -----------
Net change in unrealized depreciation
   on futures contracts and written options                 0                 0              (100)               (199)
--------------------------------------------       -----------       -----------       -----------         -----------
Net change in unrealized depreciation
   on translation of assets and liabilities
   denominated in foreign currencies                        0                (5)             (378)                  0
--------------------------------------------       -----------       -----------       -----------         -----------

   Net Gain (Loss)                                      8,492            (4,144)              364               4,553
--------------------------------------------       -----------       -----------       -----------         -----------

Net Increase (Decrease) in Assets
Resulting from Operations                          $    9,070        $   (4,101)       $      433          $    5,761
============================================       ===========       ===========       ===========         ===========

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS



                                                       -----------------------------------     -----------------------------------
                                                                                                         NFJ Diversified
$ in thousands                                               NFJ Equity Income Fund                        Low P/E Fund

                                                       -----------------------------------     -----------------------------------

                                                         Six Months Ended    Eight Months        Six Months Ended    Eight Months
                                                        December 31, 1996           Ended       December 31, 1996           Ended
Increase (Decrease) in Net Assets from:                       (unaudited)   June 30, 1996             (unaudited)   June 30, 1996


Operations
Net investment income (loss)                           $            1,893   $       3,220      $              574   $         355
--------------------------------------------------     -----------------------------------     -----------------------------------
Net realized gain                                                   7,079          11,596                   2,167           1,115
--------------------------------------------------     -----------------------------------     -----------------------------------
Net change in unrealized appreciation (depreciation)                3,455           6,902                   3,188           1,082
--------------------------------------------------     -----------------------------------     -----------------------------------
Net increase resulting from operations                             12,427          21,718                   5,929           2,552
--------------------------------------------------     -----------------------------------     -----------------------------------

Net equalization credits (debits)                                       0            (222)                      0              42
--------------------------------------------------     -----------------------------------     -----------------------------------

Distributions to Shareholders
From net investment income
   Institutional class                                             (2,817)         (3,065)                   (894)           (355)
--------------------------------------------------     -----------------------------------     -----------------------------------
   Administrative class                                              (156)           (155)                      0               0
--------------------------------------------------     -----------------------------------     -----------------------------------
In excess of net investment income
   Institutional class                                                  0              (7)                      0               0
--------------------------------------------------     -----------------------------------     -----------------------------------
   Administrative class                                                 0               0                       0               0
--------------------------------------------------     -----------------------------------     -----------------------------------
From net realized capital gains
   Institutional class                                            (14,007)         (4,404)                 (2,344)         (2,045)
--------------------------------------------------     -----------------------------------     -----------------------------------
   Administrative class                                              (850)           (232)                      0               0
--------------------------------------------------     -----------------------------------     -----------------------------------
In excess of net realized capital gains
   Institutional class                                                (44)              0                       0               0
--------------------------------------------------     -----------------------------------     -----------------------------------
   Administrative class                                                (3)              0                       0               0
--------------------------------------------------     -----------------------------------     -----------------------------------

Total Distributions                                               (17,877)         (7,863)                 (3,238)         (2,400)
--------------------------------------------------     -----------------------------------     -----------------------------------

Fund Share Transactions
Receipts for shares sold
   Institutional class                                              7,368          34,285                  10,258          36,330
--------------------------------------------------     -----------------------------------     -----------------------------------
   Administrative class                                               837           6,890                       0               0
--------------------------------------------------     -----------------------------------     -----------------------------------
Issued as reinvestment of distributions
   Institutional class                                             16,448           6,952                   3,233           2,397
--------------------------------------------------     -----------------------------------     -----------------------------------
   Administrative class                                             1,009             387                       0               0
--------------------------------------------------     -----------------------------------     -----------------------------------
Cost of shares redeemed
   Institutional class                                            (22,544)        (55,588)                 (5,127)           (637)
--------------------------------------------------     -----------------------------------     -----------------------------------
   Administrative class                                              (917)         (1,903)                      0               0
--------------------------------------------------     -----------------------------------     -----------------------------------
Net increase (decrease) resulting from Fund
   share transactions                                               2,201          (8,977)                  8,364          38,090
--------------------------------------------------     -----------------------------------     -----------------------------------

Total Increase (Decrease) in Net Assets                            (3,249)          4,656                  11,055          38,284
--------------------------------------------------     -----------------------------------     -----------------------------------

Net Assets
Beginning of period                                               122,811         118,155                  52,727          14,443
--------------------------------------------------     -----------------------------------     -----------------------------------
End of period *                                        $          119,562   $     122,811      $           63,782   $      52,727
--------------------------------------------------     -----------------------------------     -----------------------------------

*Including net undistributed (overdistributed)
   investment income of:                               $            2,702   $       3,782      $               28   $         348
--------------------------------------------------     -----------------------------------     -----------------------------------



                                                       -----------------------------------

$ in thousands                                              NFJ Small Cap Value Fund

                                                       -----------------------------------

                                                         Six Months Ended    Eight Months
                                                        December 31, 1996           Ended
Increase (Decrease) in Net Assets from:                       (unaudited)   June 30, 1996


Operations
Net investment income (loss)                           $              327   $         544
--------------------------------------------------     -----------------------------------
Net realized gain                                                   2,481           3,943
--------------------------------------------------     -----------------------------------
Net change in unrealized appreciation (depreciation)                2,000           1,415
--------------------------------------------------     -----------------------------------
Net increase resulting from operations                              4,808           5,902
--------------------------------------------------     -----------------------------------

Net equalization credits (debits)                                       0             (26)
--------------------------------------------------     -----------------------------------

Distributions to Shareholders
From net investment income
   Institutional class                                               (303)           (483)
--------------------------------------------------     -----------------------------------
   Administrative class                                               (41)            (62)
--------------------------------------------------     -----------------------------------
In excess of net investment income
   Institutional class                                                  0              (5)
--------------------------------------------------     -----------------------------------
   Administrative class                                                 0              (1)
--------------------------------------------------     -----------------------------------
From net realized capital gains
   Institutional class                                             (4,690)         (2,049)
--------------------------------------------------     -----------------------------------
   Administrative class                                              (700)           (293)
--------------------------------------------------     -----------------------------------
In excess of net realized capital gains
   Institutional class                                                  0               0
--------------------------------------------------     -----------------------------------
   Administrative class                                                 0               0
--------------------------------------------------     -----------------------------------

Total Distributions                                                (5,734)         (2,893)
--------------------------------------------------     -----------------------------------

Fund Share Transactions
Receipts for shares sold
   Institutional class                                                909           2,712
--------------------------------------------------     -----------------------------------
   Administrative class                                               478           5,755
--------------------------------------------------     -----------------------------------
Issued as reinvestment of distributions
   Institutional class                                              4,969           2,501
--------------------------------------------------     -----------------------------------
   Administrative class                                               741             355
--------------------------------------------------     -----------------------------------
Cost of shares redeemed
   Institutional class                                             (2,843)        (13,943)
--------------------------------------------------     -----------------------------------
   Administrative class                                              (596)         (2,006)
--------------------------------------------------     -----------------------------------
Net increase (decrease) resulting from Fund
   share transactions                                               3,658          (4,626)
--------------------------------------------------     -----------------------------------

Total Increase (Decrease) in Net Assets                             2,732          (1,643)
--------------------------------------------------     -----------------------------------

Net Assets
Beginning of period                                                33,450          35,093
--------------------------------------------------     -----------------------------------
End of period *                                        $           36,182   $      33,450
--------------------------------------------------     -----------------------------------

*Including net undistributed (overdistributed)
   investment income of:                               $              820   $         837
--------------------------------------------------     -----------------------------------


See Notes to Financial Statements


                                                       -----------------------------------     -----------------------------------
                                                                 Cadence Capital                         Cadence Mid Cap
$ in thousands                                                  Appreciation Fund                          Growth Fund

                                                       -----------------------------------     -----------------------------------

                                                         Six Months Ended    Eight Months        Six Months Ended    Eight Months
                                                        December 31, 1996           Ended       December 31, 1996           Ended
Increase (Decrease) in Net Assets from:                       (unaudited)   June 30, 1996             (unaudited)   June 30, 1996


Operations
Net investment income (loss)                           $            2,179   $       2,624      $              562   $       1,524
--------------------------------------------------     -----------------------------------     -----------------------------------
Net realized gain                                                  16,523          31,135                  20,609          30,980
--------------------------------------------------     -----------------------------------     -----------------------------------
Net change in unrealized appreciation (depreciation)               32,600           6,136                   7,887         (13,220)
--------------------------------------------------     -----------------------------------     -----------------------------------
Net increase resulting from operations                             51,302          39,895                  29,058          19,284
--------------------------------------------------     -----------------------------------     -----------------------------------

Net equalization credits (debits)                                       0             214                       0              59
--------------------------------------------------     -----------------------------------     -----------------------------------

Distributions to Shareholders
From net investment income
   Institutional class                                             (2,203)         (2,624)                   (604)         (1,518)
--------------------------------------------------     -----------------------------------     -----------------------------------
   Administrative class                                                (7)              0                      (2)             (6)
--------------------------------------------------     -----------------------------------     -----------------------------------
In excess of net investment income
   Institutional class                                                  0               0                       0              (2)
--------------------------------------------------     -----------------------------------     -----------------------------------
   Administrative class                                                 0               0                       0               0
--------------------------------------------------     -----------------------------------     -----------------------------------
From net realized capital gains
   Institutional class                                            (43,603)        (15,492)                (43,529)         (4,245)
--------------------------------------------------     -----------------------------------     -----------------------------------
   Administrative class                                              (128)              0                    (258)            (21)
--------------------------------------------------     -----------------------------------     -----------------------------------
In excess of net realized capital gains
   Institutional class                                               (438)              0                       0               0
--------------------------------------------------     -----------------------------------     -----------------------------------
   Administrative class                                                (1)              0                       0               0
--------------------------------------------------     -----------------------------------     -----------------------------------

Total Distributions                                               (46,380)        (18,116)                (44,393)         (5,792)
--------------------------------------------------     -----------------------------------     -----------------------------------

Fund Share Transactions
Receipts for shares sold
   Institutional class                                             74,517          93,460                  17,200          65,496
--------------------------------------------------     -----------------------------------     -----------------------------------
   Administrative class                                             1,365               0                     212             266
--------------------------------------------------     -----------------------------------     -----------------------------------
Issued as reinvestment of distributions
   Institutional class                                             36,551          15,598                  42,944           5,548
--------------------------------------------------     -----------------------------------     -----------------------------------
   Administrative class                                               136               0                     261              27
--------------------------------------------------     -----------------------------------     -----------------------------------
Cost of shares redeemed
   Institutional class                                            (48,927)        (18,543)                (50,620)        (42,836)
--------------------------------------------------     -----------------------------------     -----------------------------------
   Administrative class                                               (47)              0                    (101)           (182)
--------------------------------------------------     -----------------------------------     -----------------------------------
Net increase (decrease) resulting from Fund
   share transactions                                              63,595          90,515                   9,896          28,319
--------------------------------------------------     -----------------------------------     -----------------------------------

Total Increase (Decrease) in Net Assets                            68,517         112,508                  (5,439)         41,870
--------------------------------------------------     -----------------------------------     -----------------------------------

Net Assets
Beginning of period                                               348,728         236,220                 232,082         190,212
--------------------------------------------------     -----------------------------------     -----------------------------------
End of period *                                        $          417,245   $     348,728      $          226,643   $     232,082
--------------------------------------------------     -----------------------------------     -----------------------------------

*Including net undistributed (overdistributed)
   investment income of:                               $            3,891   $       3,922      $            2,085   $       2,129
--------------------------------------------------     -----------------------------------     -----------------------------------



                                                       -----------------------------------     -----------------------------------
                                                                Cadence Micro Cap                       Cadence Small Cap
$ in thousands                                                     Growth Fund                             Growth Fund

                                                       -----------------------------------     -----------------------------------

                                                         Six Months Ended    Eight Months        Six Months Ended    Eight Months
                                                        December 31, 1996           Ended       December 31, 1996           Ended
Increase (Decrease) in Net Assets from:                       (unaudited)   June 30, 1996             (unaudited)   June 30, 1996


Operations
Net investment income (loss)                           $             (242)  $        (244)     $              (13)  $         (86)
--------------------------------------------------     -----------------------------------     -----------------------------------
Net realized gain                                                   3,879           8,951                   2,813          15,949
--------------------------------------------------     -----------------------------------     -----------------------------------
Net change in unrealized appreciation (depreciation)                2,993           8,025                     268         (11,349)
--------------------------------------------------     -----------------------------------     -----------------------------------
Net increase resulting from operations                              6,630          16,732                   3,068           4,514
--------------------------------------------------     -----------------------------------     -----------------------------------

Net equalization credits (debits)                                       0               0                       0               0
--------------------------------------------------     -----------------------------------     -----------------------------------

Distributions to Shareholders
From net investment income
   Institutional class                                                  0               0                       0               0
--------------------------------------------------     -----------------------------------     -----------------------------------
   Administrative class                                                 0               0                       0               0
--------------------------------------------------     -----------------------------------     -----------------------------------
In excess of net investment income
   Institutional class                                                  0               0                       0               0
--------------------------------------------------     -----------------------------------     -----------------------------------
   Administrative class                                                 0               0                       0               0
--------------------------------------------------     -----------------------------------     -----------------------------------
From net realized capital gains
   Institutional class                                            (11,396)         (1,543)                (15,462)         (5,641)
--------------------------------------------------     -----------------------------------     -----------------------------------
   Administrative class                                              (122)              0                      (9)            (55)
--------------------------------------------------     -----------------------------------     -----------------------------------
In excess of net realized capital gains
   Institutional class                                                  0               0                  (1,749)              0
--------------------------------------------------     -----------------------------------     -----------------------------------
   Administrative class                                                 0               0                      (1)              0
--------------------------------------------------     -----------------------------------     -----------------------------------

Total Distributions                                               (11,518)         (1,543)                (17,221)         (5,696)
--------------------------------------------------     -----------------------------------     -----------------------------------

Fund Share Transactions
Receipts for shares sold
   Institutional class                                             24,567          21,977                   5,578           4,731
--------------------------------------------------     -----------------------------------     -----------------------------------
   Administrative class                                             1,022             707                       0             437
--------------------------------------------------     -----------------------------------     -----------------------------------
Issued as reinvestment of distributions
   Institutional class                                              9,931           1,379                  12,306           4,655
--------------------------------------------------     -----------------------------------     -----------------------------------
   Administrative class                                               122               0                      10              55
--------------------------------------------------     -----------------------------------     -----------------------------------
Cost of shares redeemed
   Institutional class                                             (3,925)        (24,322)                 (4,686)        (49,237)
--------------------------------------------------     -----------------------------------     -----------------------------------
   Administrative class                                              (470)           (166)                   (100)           (914)
--------------------------------------------------     -----------------------------------     -----------------------------------
Net increase (decrease) resulting from Fund
   share transactions                                              31,247            (425)                 13,108         (40,273)
--------------------------------------------------     -----------------------------------     -----------------------------------

Total Increase (Decrease) in Net Assets                            26,359          14,764                  (1,045)        (41,455)
--------------------------------------------------     -----------------------------------     -----------------------------------

Net Assets
Beginning of period                                                84,539          69,775                  33,066          74,521
--------------------------------------------------     -----------------------------------     -----------------------------------
End of period *                                                   110,898          84,539                  32,021          33,066
--------------------------------------------------     -----------------------------------     -----------------------------------

*Including net undistributed (overdistributed)
   investment income of:                               $             (242)  $           0      $            3,189   $       3,202
--------------------------------------------------     -----------------------------------     -----------------------------------

See Notes to Financial Statements

                                                            ----------------------------------  ------------------------------------
$ in thousands                                                   Columbus Circle Investors            Columbus Circle Investors
                                                                     Core Equity Fund                     Mid Cap Equity Fund
                                                            ----------------------------------  ------------------------------------


                                                             Six Months Ended     Eight Months   Six Months Ended     Eight Months
                                                            December 31, 1996            Ended  December 31, 1996            Ended
Increase (Decrease) in Net Assets from:                            (unaudited)   June 30, 1996         (unaudited)   June 30, 1996


Operations
Net investment income (loss)                                $              29    $          87  $             (17)   $         (18)
-----------------------------------------------------       ----------------------------------  ------------------------------------
Net realized gain                                                       2,989            1,584              1,187              471
-----------------------------------------------------       ----------------------------------  ------------------------------------
Net change in unrealized appreciation (depreciation)                      578            1,689               (974)             853
-----------------------------------------------------       ----------------------------------  ------------------------------------
Net increase (decrease) resulting from operations                       3,596            3,360                196            1,306
=====================================================       ==================================  ====================================

Net equalization credits (debits)                                           0               21                  0               (1)
=====================================================       ==================================  ====================================

Distributions to Shareholders
From net investment income
   Institutional class                                                    (20)             (29)                 0                0
-----------------------------------------------------       ----------------------------------  ------------------------------------
   Administrative class                                                   (18)             (58)                 0                0
-----------------------------------------------------       ----------------------------------  ------------------------------------
In excess of net investment income
   Institutional class                                                      0               (9)                 0                0
-----------------------------------------------------       ----------------------------------  ------------------------------------
   Administrative class                                                     0              (18)                 0                0
-----------------------------------------------------       ----------------------------------  ------------------------------------
From net realized capital gains
   Institutional class                                                   (616)            (180)            (1,084)            (243)
-----------------------------------------------------       ----------------------------------  ------------------------------------
   Administrative class                                                (1,860)            (577)                 0                0
-----------------------------------------------------       ----------------------------------  ------------------------------------
In excess of net realized capital gains
   Institutional class                                                      0                0                  0                0
-----------------------------------------------------       ----------------------------------  ------------------------------------
   Administrative class                                                     0                0                  0                0
-----------------------------------------------------       ----------------------------------  ------------------------------------

Total Distributions                                                    (2,514)            (871)            (1,084)            (243)
=====================================================       ==================================  ====================================

Fund Share Transactions
Receipts for shares sold
   Institutional class                                                    511            2,105                242              474
-----------------------------------------------------       ----------------------------------  ------------------------------------
   Administrative class                                                 6,535           17,158                  0                0
-----------------------------------------------------       ----------------------------------  ------------------------------------
Issued as reinvestment of distributions
   Institutional class                                                    286               73                263               82
-----------------------------------------------------       ----------------------------------  ------------------------------------
   Administrative class                                                 1,878              652                  0                0
-----------------------------------------------------       ----------------------------------  ------------------------------------
Cost of shares redeemed
   Institutional class                                                   (385)            (118)               (91)          (1,597)
-----------------------------------------------------       ----------------------------------  ------------------------------------
   Administrative class                                                (8,447)         (10,789)                 0                0
-----------------------------------------------------       ----------------------------------  ------------------------------------
Net increase (decrease) resulting from Fund
   share transactions                                                     378            9,081                414           (1,041)
-----------------------------------------------------       ----------------------------------  ------------------------------------

Total Increase (Decrease) in Net Assets                                 1,460           11,591               (474)              21
=====================================================       ==================================  ====================================

Net Assets
Beginning of period                                                    44,027           32,436              8,378            8,357
-----------------------------------------------------       ----------------------------------  ------------------------------------
End of period *                                             $          45,487    $      44,027  $           7,904    $       8,378
-----------------------------------------------------       ----------------------------------  ------------------------------------

*Including net undistributed (overdistributed)
   investment income of:                                    $           1,489    $       1,498  $             263    $         280
=====================================================       ==================================  ====================================

                                                            ----------------------------------
$ in thousands                                                     Parametric Enhanced
                                                                       Equity Fund
                                                            ----------------------------------

                                                             Six Months Ended     Eight Months
                                                            December 31, 1996            Ended
Increase (Decrease) in Net Assets from:                            (unaudited)   June 30, 1996

Operations
Net investment income (loss)                                $             578    $         958
-----------------------------------------------------       ----------------------------------
Net realized gain                                                      15,921           11,972
-----------------------------------------------------       ----------------------------------
Net change in unrealized appreciation (depreciation)                   (7,429)            (909)
-----------------------------------------------------       ----------------------------------
Net increase (decrease) resulting from operations                       9,070           12,021
=====================================================       ==================================

Net equalization credits (debits)                                           0               10
=====================================================       ==================================

Distributions to Shareholders
From net investment income
   Institutional class                                                   (613)            (958)
-----------------------------------------------------       ----------------------------------
   Administrative class                                                     0                0
-----------------------------------------------------       ----------------------------------
In excess of net investment income
   Institutional class                                                      0                0
-----------------------------------------------------       ----------------------------------
   Administrative class                                                     0                0
-----------------------------------------------------       ----------------------------------
From net realized capital gains
   Institutional class                                                (16,690)          (2,327)
-----------------------------------------------------       ----------------------------------
   Administrative class                                                     0                0
-----------------------------------------------------       ----------------------------------
In excess of net realized capital gains
   Institutional class                                                      0                0
-----------------------------------------------------       ----------------------------------
   Administrative class                                                     0                0
-----------------------------------------------------       ----------------------------------

Total Distributions                                                   (17,303)          (3,285)
=====================================================       ==================================

Fund Share Transactions
Receipts for shares sold
   Institutional class                                                  8,875           44,945
-----------------------------------------------------       ----------------------------------
   Administrative class                                                     0                0
-----------------------------------------------------       ----------------------------------
Issued as reinvestment of distributions
   Institutional class                                                 17,302            3,136
-----------------------------------------------------       ----------------------------------
   Administrative class                                                     0                0
-----------------------------------------------------       ----------------------------------
Cost of shares redeemed
   Institutional class                                                (53,065)         (47,401)
-----------------------------------------------------       ----------------------------------
   Administrative class                                                     0                0
-----------------------------------------------------       ----------------------------------
Net increase (decrease) resulting from Fund
   share transactions                                                 (26,888)             680
-----------------------------------------------------       ----------------------------------

Total Increase (Decrease) in Net Assets                               (35,121)           9,426
=====================================================       ==================================

Net Assets
Beginning of period                                                    83,425           73,999
-----------------------------------------------------       ----------------------------------
End of period *                                             $          48,304    $      83,425
-----------------------------------------------------       ----------------------------------

*Including net undistributed (overdistributed)
   investment income of:                                    $             919    $         954
=====================================================       ==================================


See Notes to Financial Statements


                                                            ----------------------------------  ------------------------------------
$ in thousands                                                     Blairlogie Emerging                  Blairlogie International
                                                                      Markets Fund                            Active Fund
                                                            ----------------------------------  ------------------------------------


                                                             Six Months Ended     Eight Months   Six Months Ended     Eight Months
                                                            December 31, 1996            Ended  December 31, 1996            Ended
Increase (Decrease) in Net Assets from:                            (unaudited)   June 30, 1996         (unaudited)   June 30, 1996


Operations
Net investment income (loss)                                $              43    $         434  $              69    $         399
-----------------------------------------------------       ----------------------------------  ------------------------------------
Net realized gain                                                         323            1,358              2,404            2,749
-----------------------------------------------------       ----------------------------------  ------------------------------------
Net change in unrealized appreciation (depreciation)                   (4,467)           7,303             (2,040)           5,113
-----------------------------------------------------       ----------------------------------  ------------------------------------
Net increase (decrease) resulting from operations                      (4,101)           9,095                433            8,261
=====================================================       ==================================  ====================================

Net equalization credits (debits)                                           0               (4)                 0               62
=====================================================       ==================================  ====================================

Distributions to Shareholders
From net investment income
   Institutional class                                                    (10)            (236)                 0             (382)
-----------------------------------------------------       ----------------------------------  ------------------------------------
   Administrative class                                                     0               (3)                 0               (4)
-----------------------------------------------------       ----------------------------------  ------------------------------------
In excess of net investment income
   Institutional class                                                   (300)               0                  0           (1,896)
-----------------------------------------------------       ----------------------------------  ------------------------------------
   Administrative class                                                     0                0                  0              (21)
-----------------------------------------------------       ----------------------------------  ------------------------------------
From net realized capital gains
   Institutional class                                                      0                0             (3,410)          (1,127)
-----------------------------------------------------       ----------------------------------  ------------------------------------
   Administrative class                                                     0                0               (208)             (13)
-----------------------------------------------------       ----------------------------------  ------------------------------------
In excess of net realized capital gains
   Institutional class                                                      0                0               (779)               0
-----------------------------------------------------       ----------------------------------  ------------------------------------
   Administrative class                                                     0                0                (47)               0
-----------------------------------------------------       ----------------------------------  ------------------------------------

Total Distributions                                                      (310)            (239)            (4,444)          (3,443)
=====================================================       ==================================  ====================================

Fund Share Transactions
Receipts for shares sold
   Institutional class                                                  5,700           32,382             28,193           14,180
-----------------------------------------------------       ----------------------------------  ------------------------------------
   Administrative class                                                   305              387              1,169            5,259
-----------------------------------------------------       ----------------------------------  ------------------------------------
Issued as reinvestment of distributions
   Institutional class                                                    222              174              3,449            2,171
-----------------------------------------------------       ----------------------------------  ------------------------------------
   Administrative class                                                     0                3                255               38
-----------------------------------------------------       ----------------------------------  ------------------------------------
Cost of shares redeemed
   Institutional class                                                (22,958)         (34,303)           (12,004)         (14,496)
-----------------------------------------------------       ----------------------------------  ------------------------------------
   Administrative class                                                  (501)            (951)            (1,319)            (483)
-----------------------------------------------------       ----------------------------------  ------------------------------------
Net increase (decrease) resulting from Fund
   share transactions                                                 (17,232)          (2,308)            19,743            6,669
-----------------------------------------------------       ----------------------------------  ------------------------------------

Total Increase (Decrease) in Net Assets                               (21,643)           6,544             15,732           11,549
=====================================================       ==================================  ====================================

Net Assets
Beginning of period                                                    80,913           74,369             75,831           64,282
-----------------------------------------------------       ----------------------------------  ------------------------------------
End of period *                                             $          59,270    $      80,913  $          91,563    $      75,831
-----------------------------------------------------       ----------------------------------  ------------------------------------

*Including net undistributed (overdistributed)
   investment income of:                                    $            (300)   $         (33) $           2,005    $       1,936
=====================================================       ==================================  ====================================

                                                            ----------------------------------
$ in thousands                                                        Balanced Fund
                                                            ----------------------------------

                                                             Six Months Ended     Eight Months
                                                            December 31, 1996            Ended
Increase (Decrease) in Net Assets from:                            (unaudited)   June 30, 1996

Operations
Net investment income (loss)                                $           1,208    $       1,802
-----------------------------------------------------       ----------------------------------
Net realized gain                                                       9,462            1,778
-----------------------------------------------------       ----------------------------------
Net change in unrealized appreciation (depreciation)                   (4,909)           3,088
-----------------------------------------------------       ----------------------------------
Net increase (decrease) resulting from operations                       5,761            6,668
=====================================================       ==================================

Net equalization credits (debits)                                           0                0
=====================================================       ==================================

Distributions to Shareholders
From net investment income
   Institutional class                                                 (1,208)          (1,802)
-----------------------------------------------------       ----------------------------------
   Administrative class                                                     0                0
-----------------------------------------------------       ----------------------------------
In excess of net investment income
   Institutional class                                                    (24)               0
-----------------------------------------------------       ----------------------------------
   Administrative class                                                     0                0
-----------------------------------------------------       ----------------------------------
From net realized capital gains
   Institutional class                                                (10,061)          (6,227)
-----------------------------------------------------       ----------------------------------
   Administrative class                                                     0                0
-----------------------------------------------------       ----------------------------------
In excess of net realized capital gains
   Institutional class                                                      0                0
-----------------------------------------------------       ----------------------------------
   Administrative class                                                     0                0
-----------------------------------------------------       ----------------------------------

Total Distributions                                                   (11,293)          (8,029)
=====================================================       ==================================

Fund Share Transactions
Receipts for shares sold
   Institutional class                                                  7,406            9,459
-----------------------------------------------------       ----------------------------------
   Administrative class                                                     0                0
-----------------------------------------------------       ----------------------------------
Issued as reinvestment of distributions
   Institutional class                                                 11,285            8,025
-----------------------------------------------------       ----------------------------------
   Administrative class                                                     0                0
-----------------------------------------------------       ----------------------------------
Cost of shares redeemed
   Institutional class                                                (32,284)          (6,199)
-----------------------------------------------------       ----------------------------------
   Administrative class                                                     0                0
-----------------------------------------------------       ----------------------------------
Net increase (decrease) resulting from Fund
   share transactions                                                 (13,593)          11,285
-----------------------------------------------------       ----------------------------------

Total Increase (Decrease) in Net Assets                               (19,125)           9,924
=====================================================       ==================================

Net Assets
Beginning of period                                                    82,562           72,638
-----------------------------------------------------       ----------------------------------
End of period *                                             $          63,437    $      82,562
-----------------------------------------------------       ----------------------------------

*Including net undistributed (overdistributed)
   investment income of:                                    $             (24)   $           0
=====================================================       ==================================


See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

                                                  ------------   ------------    ------------    ------------
Selected Per Share Data                                                          Net Realized/
for the Year or Period Ended:                      Net Asset         Net         Unrealized      Total Income
                                                    Value         Investment        Gain            from
                                                  Beginning of      Income        (Loss) on       Investment
                                                    Period          (Loss)       Investments      Operations
                                                  ------------   ------------    ------------    ------------
NFJ Equity Income Fund
Institutional Class

12/31/96 (a)                                      $  14.36       $  0.22         $  1.30         $  1.52
----------------------------------------------    ------------   ------------    ------------    ------------
11/01/95 - 06/30/96                                  13.09          0.78            1.31            2.09
----------------------------------------------    ------------   ------------    ------------    ------------
10/31/95                                             11.75          0.46            1.67            2.13
----------------------------------------------    ------------   ------------    ------------    ------------
10/31/94                                             11.95          0.42           (0.16)           0.26
----------------------------------------------    ------------   ------------    ------------    ------------
10/31/93                                             10.92          0.40            1.40            1.80
----------------------------------------------    ------------   ------------    ------------    ------------
10/31/92                                             10.77          0.45            0.93            1.38
----------------------------------------------    ------------   ------------    ------------    ------------
03/08/91 - 10/31/91                                  10.00          0.24            0.92            1.16
----------------------------------------------    ------------   ------------    ------------    ------------

Administrative Class

12/31/96 (a)                                         14.35          0.22 (b)        1.30 (b)        1.52
----------------------------------------------    ------------   ------------    ------------    ------------
11/01/95 - 06/30/96                                  13.13          0.75            1.31            2.06
----------------------------------------------    ------------   ------------    ------------    ------------
11/30/94 - 10/31/95                                  11.12          0.39            2.35            2.74
----------------------------------------------    ------------   ------------    ------------    ------------

NFJ Diversified Low P/E Fund
Institutional Class

12/31/96 (a)                                      $  12.46       $  0.11         $  1.16         $  1.27
----------------------------------------------    ------------   ------------    ------------    ------------
11/01/95 - 06/30/96                                  12.53          0.25            1.62            1.87
----------------------------------------------    ------------   ------------    ------------    ------------
10/31/95                                             11.55          0.30            2.18            2.48
----------------------------------------------    ------------   ------------    ------------    ------------
10/31/94                                             11.92          0.30           (0.28)           0.02
----------------------------------------------    ------------   ------------    ------------    ------------
10/31/93                                             10.05          0.28            2.36            2.64
----------------------------------------------    ------------   ------------    ------------    ------------
12/30/91 - 10/31/92                                  10.00          0.24            0.23            0.47
----------------------------------------------    ------------   ------------    ------------    ------------

NFJ Small Cap Value Fund
Institutional Class

12/31/96 (a)                                      $  14.20       $  0.09         $  1.96         $  2.05
----------------------------------------------    ------------   ------------    ------------    ------------
11/01/95 - 06/30/96                                  13.10          0.56            1.49            2.05
----------------------------------------------    ------------   ------------    ------------    ------------
10/31/95                                             12.07          0.28            1.92            2.20
----------------------------------------------    ------------   ------------    ------------    ------------
10/31/94                                             12.81          0.29           (0.65)          (0.36)
----------------------------------------------    ------------   ------------    ------------    ------------
10/31/93                                             10.98          0.24            2.33            2.57
----------------------------------------------    ------------   ------------    ------------    ------------
10/31/92                                             10.09          0.22            1.17            1.39
----------------------------------------------    ------------   ------------    ------------    ------------
10/01/91 - 10/31/91                                  10.00          0.02            0.10            0.12
----------------------------------------------    ------------   ------------    ------------    ------------

Administrative Class

12/31/96 (a)                                         14.20          0.07(b)         1.96(b)         2.03
----------------------------------------------    ------------   ------------    ------------    ------------
11/01/95 - 06/30/96                                  13.16          0.54            1.43            1.97
----------------------------------------------    ------------   ------------    ------------    ------------

Cadence Capital Appreciation Fund
Institutional Class

12/31/96 (a)                                      $  18.10       $  0.07         $  2.40         $  2.47
----------------------------------------------    ------------   ------------    ------------    ------------
11/01/95 - 06/30/96                                  16.94          0.35            1.99            2.34
----------------------------------------------    ------------   ------------    ------------    ------------
10/31/95                                             13.34          0.18            3.60            3.78
----------------------------------------------    ------------   ------------    ------------    ------------
10/31/94                                             13.50          0.14           (0.12)           0.02
----------------------------------------------    ------------   ------------    ------------    ------------
10/31/93                                             11.27          0.11            2.73            2.84
----------------------------------------------    ------------   ------------    ------------    ------------
10/31/92                                             11.02          0.14            1.05            1.19
----------------------------------------------    ------------   ------------    ------------    ------------
03/08/91 - 10/31/91                                  10.00          0.09            1.02            1.11
----------------------------------------------    ------------   ------------    ------------    ------------

Administrative Class

07/31/96 - 12/31/96 (a)                              17.19         (0.16)           3.51            3.35
----------------------------------------------    ------------   ------------    ------------    ------------


                                                  ------------   -------------   -------------
                                                    Dividends    Distributions   Distributions
                                                    from Net       from Net      in Excess of
                                                   Investment      Realized      Net Realized
                                                     Income      Capital Gains   Capital Gains
                                                  ------------   -------------   -------------
NFJ Equity Income Fund
Institutional Class

12/31/96 (a)                                      $  (0.35)      $  (1.96)       $  (0.01)
----------------------------------------------    ------------   ------------    ----------
11/01/95 - 06/30/96                                  (0.34)         (0.48)           0.00
----------------------------------------------    ------------   ------------    ----------
10/31/95                                             (0.46)         (0.33)           0.00
----------------------------------------------    ------------   ------------    ----------
10/31/94                                             (0.42)         (0.04)           0.00
----------------------------------------------    ------------   ------------    ----------
10/31/93                                             (0.40)         (0.37)           0.00
----------------------------------------------    ------------   ------------    ----------
10/31/92                                             (0.43)         (0.57)           0.00
----------------------------------------------    ------------   ------------    ----------
03/08/91 - 10/31/91                                  (0.24)         (0.15)           0.00
----------------------------------------------    ------------   ------------    ----------

Administrative Class

12/31/96 (a)                                         (0.34)         (1.96)          (0.01)
----------------------------------------------    ------------   ------------    ----------
11/01/95 - 06/30/96                                  (0.36)         (0.48)           0.00
----------------------------------------------    ------------   ------------    ----------
11/30/94 - 10/31/95                                  (0.40)         (0.33)           0.00
----------------------------------------------    ------------   ------------    ----------

NFJ Diversified Low P/E Fund
Institutional Class

12/31/96 (a)                                      $  (0.19)      $  (0.50)       $   0.00
----------------------------------------------    ------------   ------------    ----------
11/01/95 - 06/30/96                                  (0.17)         (1.77)           0.00
----------------------------------------------    ------------   ------------    ----------
10/31/95                                             (0.30)         (1.20)           0.00
----------------------------------------------    ------------   ------------    ----------
10/31/94                                             (0.29)         (0.10)           0.00
----------------------------------------------    ------------   ------------    ----------
10/31/93                                             (0.28)         (0.49)           0.00
----------------------------------------------    ------------   ------------    ----------
12/30/91 - 10/31/92                                  (0.24)         (0.18)           0.00
----------------------------------------------    ------------   ------------    ----------

NFJ Small Cap Value Fund
Institutional Class

12/31/96 (a)                                      $  (0.13)      $  (2.38)       $   0.00
----------------------------------------------    ------------   ------------    ----------
11/01/95 - 06/30/96                                  (0.21)         (0.74)           0.00
----------------------------------------------    ------------   ------------    ----------
10/31/95                                             (0.28)         (0.89)           0.00
----------------------------------------------    ------------   ------------    ----------
10/31/94                                             (0.29)         (0.09)           0.00
----------------------------------------------    ------------   ------------    ----------
10/31/93                                             (0.24)         (0.50)           0.00
----------------------------------------------    ------------   ------------    ----------
10/31/92                                             (0.22)         (0.24)           0.00
----------------------------------------------    ------------   ------------    ----------
10/01/91 - 10/31/91                                  (0.03)          0.00            0.00
----------------------------------------------    ------------   ------------    ----------

Administrative Class

12/31/96 (a)                                         (0.12)         (2.38)           0.00
----------------------------------------------    ------------   ------------    ----------
11/01/95 - 06/30/96                                  (0.19)         (0.74)           0.00
----------------------------------------------    ------------   ------------    ----------

Cadence Capital Appreciation Fund
Institutional Class

12/31/96 (a)                                      $  (0.10)      $  (2.11)       $  (0.02)
----------------------------------------------    ------------   ------------    ----------
11/01/95 - 06/30/96                                  (0.15)         (1.03)           0.00
----------------------------------------------    ------------   ------------    ----------
10/31/95                                             (0.18)          0.00            0.00
----------------------------------------------    ------------   ------------    ----------
10/31/94                                             (0.14)         (0.04)           0.00
----------------------------------------------    ------------   ------------    ----------
10/31/93                                             (0.11)         (0.50)           0.00
----------------------------------------------    ------------   ------------    ----------
10/31/92                                             (0.14)         (0.72)           0.00
----------------------------------------------    ------------   ------------    ----------
03/08/91 - 10/31/91                                  (0.09)          0.00            0.00
----------------------------------------------    ------------   ------------    ----------

Administrative Class

07/31/96 - 12/31/96 (a)                              (0.09)         (2.11)          (0.02)
----------------------------------------------    ------------   ------------    ----------

* Annualized

(a) Unaudited

(b) Per share amounts based on average number of shares outstanding during the Period.

Periods ended prior to 06/30/96 were audited by other independent accountants.

See Notes to Financial Statements.

  -------------  ------------- ------------  ------------ -------------   -----------   ------------  ---------   -----------
                                                                                        Ratio of Net
                                                                           Ratio of      Investment
  Distributions                 Net Asset                  Net Assets     Expenses to     Income to   Portfolio     Average
      from          Total      Value End of               End of Period   Average Net    Average Net  Turnover     Commission
  Equalization   Distributions    Period     Total Return   (000's)         Assets         Assets       Rate          Rate
  -------------  ------------- ------------  ------------ -------------   ------------  ------------  ---------    ----------
   $  0.00        $  (2.32)     $  13.56         10.91%    $  112,877         0.72%*        3.16%*       7.99%      $  0.06
   ---------      ---------     ---------      ---------   -----------     -----------    ---------   ---------     ---------
      0.00           (0.82)        14.36         16.35        116,714         0.70*         3.41*       52.30          0.06
   ---------      ---------     ---------      ---------   -----------     -----------    ---------   ---------     ---------
      0.00           (0.79)        13.09         19.36        118,015         0.70          3.83        46.49          0.06
   ---------      ---------     ---------      ---------   -----------     -----------    ---------   ---------     ---------
      0.00           (0.46)        11.75          2.25         92,365         0.70          3.77        35.56
   ---------      ---------     ---------      ---------   -----------     -----------    ---------   ---------
      0.00           (0.77)        11.95         16.65         67,854         0.70          3.55        38.60
   ---------      ---------     ---------      ---------   -----------     -----------    ---------   ---------
     (0.23)          (1.23)        10.92         12.89         30,506         0.70          3.83        46.74
   ---------      ---------     ---------      ---------   -----------     -----------    ---------   ---------
      0.00           (0.39)        10.77         11.81         15,628         0.74*         4.18*       61.51
   ---------      ---------     ---------      ---------   -----------     -----------    ---------   ---------



      0.00           (2.31)        13.56         10.86          6,685         0.97*         2.90*        7.99          0.06
   ---------      ---------     ---------      ---------   -----------     -----------    ---------   ---------     ---------
      0.00           (0.84)        14.35         16.08          6,097         0.95*         3.19*       52.30          0.06
   ---------      ---------     ---------      ---------   -----------     -----------    ---------   ---------     ---------
      0.00           (0.73)        13.13         25.69            140         0.95*         3.43*       43.27           N/A
   ---------      ---------     ---------      ---------   -----------     -----------    ---------   ---------     ---------




   $  0.00        $  (0.69)     $  13.04         10.32%    $   63,782         0.73%*        2.05%*      26.71%      $  0.06
   ---------      ---------     ---------      ---------   -----------     -----------    ---------   ---------     ---------
      0.00           (1.94)        12.46         16.24         52,727         0.70*         2.40*       28.53          0.06
   ---------      ---------     ---------      ---------   -----------     -----------    ---------   ---------     ---------
      0.00           (1.50)        12.53         24.98         14,443         0.70          2.50        71.02          0.06
   ---------      ---------     ---------      ---------   -----------     -----------    ---------   ---------     ---------
      0.00           (0.39)        11.55          0.15         15,442         0.70          2.34        43.70
   ---------      ---------     ---------      ---------   -----------     -----------    ---------   ---------
      0.00           (0.77)        11.92         26.35         22,930         0.70          2.43        28.19
   ---------      ---------     ---------      ---------   -----------     -----------    ---------   ---------
      0.00           (0.42)        10.05          4.68         18,083         0.70*         2.57*       72.77
   ---------      ---------     ---------      ---------   -----------     -----------    ---------   ---------




   $  0.00        $  (2.51)     $  13.74         14.92%    $   31,238         0.90%*        1.96%*      21.67%      $  0.06
   ---------      ---------     ---------      ---------   -----------     -----------    ---------   ---------     ---------
      0.00           (0.95)        14.20         16.35         29,017         0.85*         2.12*       35.21          0.04
   ---------      ---------     ---------      ---------   -----------     -----------    ---------   ---------     ---------
      0.00           (1.17)        13.10         19.88         35,093         0.85          2.25        49.57          0.04
   ---------      ---------     ---------      ---------   -----------     -----------    ---------   ---------     ---------
      0.00           (0.38)        12.07         (2.89)        31,236         0.85          2.23        48.12
   ---------      ---------     ---------      ---------   -----------     -----------    ---------   ---------
      0.00           (0.74)        12.81         23.60         46,523         0.85          2.05        41.80
   ---------      ---------     ---------      ---------   -----------     -----------    ---------   ---------
     (0.04)          (0.50)        10.98         13.75         18,261         0.85          2.16        26.77
   ---------      ---------     ---------      ---------   -----------     -----------    ---------   ---------
      0.00           (0.03)        10.09          1.19          5,060         1.09*         3.06*        0.00
   ---------      ---------     ---------      ---------   -----------     -----------    ---------   ---------


      0.00           (2.50)        13.73         14.74          4,944         1.15*         1.71*       21.67       $  0.06
   ---------      ---------     ---------      ---------   -----------     -----------    ---------   ---------     ---------
      0.00           (0.93)        14.20         15.64          4,433         1.10*         1.86*       35.21          0.04
   ---------      ---------     ---------      ---------   -----------     -----------    ---------   ---------     ---------




   $  0.00        $  (2.23)     $  18.34         13.83%    $  415,914         0.71%*        1.12%*      35.13%      $  0.06
   ---------      ---------     ---------      ---------   -----------     -----------    ---------   ---------     ---------
      0.00           (1.18)        18.10         14.65        348,728         0.70*         1.33*       73.48          0.04
   ---------      ---------     ---------      ---------   -----------     -----------    ---------   ---------     ---------
      0.00           (0.18)        16.94         28.47        236,220         0.70          1.22        82.69          0.05
   ---------      ---------     ---------      ---------   -----------     -----------    ---------   ---------     ---------
      0.00           (0.18)        13.34          0.15        165,441         0.70          1.17        76.75
   ---------      ---------     ---------      ---------   -----------     -----------    ---------   ---------
      0.00           (0.61)        13.50         25.30         84,990         0.70          0.94        81.15
   ---------      ---------     ---------      ---------   -----------     -----------    ---------   ---------
     (0.08)          (0.94)        11.27         10.75         36,334         0.70          1.13       134.17
   ---------      ---------     ---------      ---------   -----------     -----------    ---------   ---------
      0.00           (0.09)        11.02         11.19         18,813         0.75*         1.55*       40.54
   ---------      ---------     ---------      ---------   -----------     -----------    ---------   ---------


      0.00           (2.22)        18.32         19.70          1,331         0.98*         0.55*       35.13           0.06
   ---------      ---------     ---------      ---------   -----------     -----------    ---------   ---------     ---------


Selected Per Share Data                                     Net Realized/
for the Year or Period Ended:       Net Asset       Net      Unrealized   Total Income   Dividends   Dividends in    Distributions
                                      Value      Investment     Gain          from       from Net    Excess of Net     from Net
                                   Beginning of    Income     (Loss) on    Investment   Investment    Investment       Realized
                                      Period       (Loss)    Investments   Operations     Income        Income       Capital Gains
Cadence Mid Cap Growth Fund
Institutional Class
12/31/96 (a)                         $ 19.44    $    0.03     $    2.69     $   2.72     $  (0.05)     $   0.00       $    (4.30)
-----------------------------------  ---------  ----------    ----------    ---------    ----------    ---------      -----------
11/01/95 - 06/30/96                    18.16         0.32          1.53         1.85        (0.14)         0.00            (0.43)
-----------------------------------  ---------  ----------    ----------    ---------    ----------    ---------      -----------
10/31/95                               13.97         0.07          4.19         4.26        (0.07)         0.00             0.00
-----------------------------------  ---------  ----------    ----------    ---------    ----------    ---------      -----------
10/31/94                               13.97         0.06          0.01         0.07        (0.06)         0.00            (0.01)
-----------------------------------  ---------  ----------    ----------    ---------    ----------    ---------      -----------
10/31/93                               11.29         0.07          2.70         2.77        (0.07)         0.00            (0.02)
-----------------------------------  ---------  ----------    ----------    ---------    ----------    ---------      -----------
10/31/92                               10.28         0.10          1.03         1.13        (0.10)         0.00             0.00
-----------------------------------  ---------  ----------    ----------    ---------    ----------    ---------      -----------
08/26/91 - 10/31/91                    10.00         0.02          0.27         0.29        (0.01)         0.00             0.00
-----------------------------------  ---------  ----------    ----------    ---------    ----------    ---------      -----------

Administrative Class
12/31/96 (a)                           19.44         0.00          2.69         2.69        (0.03)         0.00            (4.30)
-----------------------------------  ---------  ----------    ----------    ---------    ----------    ---------      -----------
11/01/95 - 06/30/96                    18.17         0.28          1.53         1.81        (0.11)         0.00            (0.43)
-----------------------------------  ---------  ----------    ----------    ---------    ----------    ---------      -----------
11/30/94 - 10/31/95                    13.31         0.03          4.85         4.88        (0.02)         0.00             0.00
-----------------------------------  ---------  ----------    ----------    ---------    ----------    ---------      -----------

Cadence Micro Cap Growth Fund
Institutional Class
12/31/96 (a)                         $ 18.47    $   (0.04)    $    1.17     $   1.13     $   0.00      $   0.00       $    (2.03)
-----------------------------------  ---------  ----------    ----------    ---------    ----------    ---------      -----------
11/01/95 - 06/30/96                    15.38         0.00          3.43         3.43         0.00          0.00            (0.34)
-----------------------------------  ---------  ----------    ----------    ---------    ----------    ---------      -----------
10/31/95                               11.87        (0.04)         3.55         3.51         0.00          0.00             0.00
-----------------------------------  ---------  ----------    ----------    ---------    ----------    ---------      -----------
10/31/94                               11.06        (0.03)         0.84         0.81         0.00          0.00             0.00
-----------------------------------  ---------  ----------    ----------    ---------    ----------    ---------      -----------
06/25/93 - 10/31/93                    10.00         0.00          1.07         1.07         0.00          0.00             0.00
-----------------------------------  ---------  ----------    ----------    ---------    ----------    ---------      -----------

Administrative Class
12/31/96 (a)                           18.46        (0.07)         1.17         1.10         0.00          0.00            (2.03)
-----------------------------------  ---------  ----------    ----------    ---------    ----------    ---------      -----------
04/01/96 - 06/30/96                    16.73         0.03          1.70         1.73         0.00          0.00             0.00
-----------------------------------  ---------  ----------    ----------    ---------    ----------    ---------      -----------

Cadence Small Cap Growth Fund
Institutional Class
12/31/96 (a)                         $ 20.83    $   (0.83)    $    2.57     $   1.74     $   0.00      $   0.00       $    (9.52)
-----------------------------------  ---------  ----------    ----------    ---------    ----------    ---------      -----------
11/01/95 - 06/30/96                    21.02         2.02         (0.61)        1.41         0.00          0.00            (1.60)
-----------------------------------  ---------  ----------    ----------    ---------    ----------    ---------      -----------
10/31/95                               19.38        (0.05)         3.12         3.07         0.00          0.00            (1.43)
-----------------------------------  ---------  ----------    ----------    ---------    ----------    ---------      -----------
10/31/94                               19.15        (0.02)         0.89         0.87         0.00          0.00            (0.64)
-----------------------------------  ---------  ----------    ----------    ---------    ----------    ---------      -----------
10/31/93                               15.80        (0.06)         6.19         6.13         0.00          0.00            (2.78)
-----------------------------------  ---------  ----------    ----------    ---------    ----------    ---------      -----------
10/31/92                               14.87         0.01          1.50         1.51        (0.01)         0.00            (0.57)
-----------------------------------  ---------  ----------    ----------    ---------    ----------    ---------      -----------
01/07/91 - 10/31/91                    10.00         0.02          5.03         5.05        (0.02)         0.00            (0.16)
-----------------------------------  ---------  ----------    ----------    ---------    ----------    ---------      -----------

Administrative Class
12/31/96 (a)                           20.82        (0.86)(b)      2.57 (b)     1.71         0.00          0.00            (9.52)
-----------------------------------  ---------  ----------    ----------    ---------    ----------    ---------      -----------
11/01/95 - 06/30/96                    21.01         2.02 (b)     (0.61)(b)     1.41         0.00          0.00            (1.60)
-----------------------------------  ---------  ----------    ----------    ---------    ----------    ---------      -----------
09/27/95 - 10/31/95                    21.90        (0.02)        (0.87)       (0.89)        0.00          0.00             0.00
-----------------------------------  ---------  ----------    ----------    ---------    ----------    ---------      -----------

Columbus Circle Investors Core
Equity Fund Institutional Class
12/31/96 (a)                         $ 13.55    $    0.00     $    1.08     $   1.08     $  (0.03)     $   0.00       $    (0.79)
-----------------------------------  ---------  ----------    ----------    ---------    ----------    ---------      -----------
11/01/95 - 06/30/96                    12.72         0.51          0.65         1.16        (0.04)        (0.01)           (0.28)
-----------------------------------  ---------  ----------    ----------    ---------    ----------    ---------      -----------
12/28/94 - 10/31/95                    10.00         0.07          2.71         2.78        (0.06)         0.00             0.00
-----------------------------------  ---------  ----------    ----------    ---------    ----------    ---------      -----------

Administrative Class
12/31/96 (a)                           13.56        (0.02)         1.08         1.06        (0.01)         0.00            (0.79)
-----------------------------------  ---------  ----------    ----------    ---------    ----------    ---------      -----------
11/01/95 - 06/30/96                    12.73         0.49          0.65         1.14        (0.02)        (0.01)           (0.28)
-----------------------------------  ---------  ----------    ----------    ---------    ----------    ---------      -----------
05/31/95 - 10/31/95                    11.45         0.02          1.28         1.30        (0.02)         0.00             0.00
-----------------------------------  ---------  ----------    ----------    ---------    ----------    ---------      -----------

* Annualized
(a) Unaudited
(b) Per share amounts based on average number of shares outstanding during the period.
Periods ended prior to 06/30/96 were audited by other independent accountants.

See Notes to Financial Statements.


Selected Per Share Data
for the Year or Period Ended:          Distributions
                                       in Excess of      Distributions     Tax Basis                      Net Asset
                                       Net Realized           from         Return of        Total        Value End of
                                       Capital Gains     Equalization       Capital     Distributions       Period      Total Return

Cadence Mid Cap Growth Fund
Institutional Class
12/31/96 (a)                           $   0.00          $   0.00         $   0.00      $   (4.35)       $   17.81          14.68%

----------------------------------     ---------         ----------       ----------    ---------        ----------       ----------

11/01/95 - 06/30/96                        0.00              0.00             0.00          (0.57)           19.44          10.37

----------------------------------     ---------         ----------       ----------    ---------        ----------       ----------

10/31/95                                   0.00              0.00             0.00          (0.07)           18.16          30.54

----------------------------------     ---------         ----------       ----------    ---------        ----------       ----------

10/31/94                                   0.00              0.00             0.00          (0.07)           13.97           0.58

----------------------------------     ---------         ----------       ----------    ---------        ----------       ----------

10/31/93                                   0.00              0.00             0.00          (0.09)           13.97          24.57
----------------------------------     ---------         ----------       ----------    ---------        ----------       ----------

10/31/92                                   0.00             (0.02)            0.00          (0.12)           11.29          10.91
----------------------------------     ---------         ----------       ----------    ---------        ----------       ----------

08/26/91 - 10/31/91                        0.00              0.00             0.00          (0.01)           10.28           2.98
----------------------------------     ---------         ----------       ----------    ---------        ----------       ----------


Administrative Class
12/31/96 (a)                               0.00              0.00             0.00          (4.33)           17.80          14.53
----------------------------------     ---------         ----------       ----------    ---------        ----------       ----------

11/01/95 - 06/30/96                        0.00              0.00             0.00          (0.54)           19.44          10.17
----------------------------------     ---------         ----------       ----------    ---------        ----------       ----------

11/30/94 - 10/31/95                        0.00              0.00             0.00          (0.02)           18.17          36.64
----------------------------------     ---------         ----------       ----------    ---------        ----------       ----------


Cadence Micro Cap Growth Fund
Institutional Class
12/31/96 (a)                           $   0.00          $   0.00         $   0.00      $   (2.03)       $   17.57           6.26%
----------------------------------     ---------         ----------       ----------    ---------        ----------       ----------

11/01/95 - 06/30/96                        0.00              0.00             0.00          (0.34)           18.47          22.64
----------------------------------     ---------         ----------       ----------    ---------        ----------       ----------

10/31/95                                   0.00              0.00             0.00           0.00            15.38          29.54
----------------------------------     ---------         ----------       ----------    ---------        ----------       ----------

10/31/94                                   0.00              0.00             0.00           0.00            11.87           7.31
----------------------------------     ---------         ----------       ----------    ---------        ----------       ----------

06/25/93 - 10/31/93                        0.00              0.00            (0.01)         (0.01)           11.06          10.81
----------------------------------     ---------         ----------       ----------    ---------        ----------       ----------


Administrative Class
12/31/96 (a)                               0.00              0.00             0.00          (2.03)           17.53           6.10
----------------------------------     ---------         ----------       ----------    ---------        ----------       ----------

04/01/96 - 06/30/96                        0.00              0.00             0.00           0.00            18.46          10.34
----------------------------------     ---------         ----------       ----------    ---------        ----------       ----------


Cadence Small Cap Growth Fund
Institutional Class
12/31/96 (a)                           $  (1.08)         $   0.00         $   0.00      $  (10.60)       $   11.97           9.71%
----------------------------------     ---------         ----------       ----------    ---------        ----------       ----------

11/01/95 - 06/30/96                        0.00              0.00             0.00          (1.60)           20.83           7.22
----------------------------------     ---------         ----------       ----------    ---------        ----------       ----------

10/31/95                                   0.00              0.00             0.00          (1.43)           21.02          17.39
----------------------------------     ---------         ----------       ----------    ---------        ----------       ----------

10/31/94                                   0.00              0.00             0.00          (0.64)           19.38           4.62
----------------------------------     ---------         ----------       ----------    ---------        ----------       ----------

10/31/93                                   0.00              0.00             0.00          (2.78)           19.15          38.80
----------------------------------     ---------         ----------       ----------    ---------        ----------       ----------

10/31/92                                   0.00              0.00             0.00          (0.58)           15.80          10.20
----------------------------------     ---------         ----------       ----------    ---------        ----------       ----------

01/07/91 - 10/31/91                        0.00              0.00             0.00          (0.18)           14.87          50.68
----------------------------------     ---------         ----------       ----------    ---------        ----------       ----------


Administrative Class
12/31/96 (a)                              (1.08)             0.00             0.00         (10.60)           11.93           9.53
----------------------------------     ---------         ----------       ----------    ---------        ----------       ----------

11/01/95 - 06/30/96                        0.00              0.00             0.00          (1.60)           20.82           7.18
----------------------------------     ---------         ----------       ----------    ---------        ----------       ----------

09/27/95 - 10/31/95                        0.00              0.00             0.00           0.00            21.01          (5.34)
----------------------------------     ---------         ----------       ----------    ---------        ----------       ----------


Columbus Circle Investors Core Equity Fund
Institutional Class
12/31/96 (a)                           $   0.00          $   0.00         $   0.00      $   (0.82)       $   13.81           7.99%
----------------------------------     ---------         ----------       ----------    ---------        ----------       ----------

11/01/95 - 06/30/96                        0.00              0.00             0.00          (0.33)           13.55           9.41
----------------------------------     ---------         ----------       ----------    ---------        ----------       ----------

12/28/94 - 10/31/95                        0.00              0.00             0.00          (0.06)           12.72          27.86
----------------------------------     ---------         ----------       ----------    ---------        ----------       ----------


Administrative Class
12/31/96 (a)                               0.00              0.00             0.00          (0.80)           13.82           7.85
----------------------------------     ---------         ----------       ----------    ---------        ----------       ----------

11/01/95 - 06/30/96                        0.00              0.00             0.00          (0.31)           13.56           9.23
----------------------------------     ---------         ----------       ----------    ---------        ----------       ----------

05/31/95 - 10/31/95                        0.00              0.00             0.00          (0.02)           12.73          11.34
----------------------------------     ---------         ----------       ----------    ---------        ----------       ----------

                                                                           Ratio of Net
                                                          Ratio of          Investment
                                       Net Assets        Expenses to        Income to       Portfolio        Average
                                     End of Period       Average Net       Average Net      Turnover        Commission
                                         (000's)           Assets            Assets            Rate            Rate
Cadence Mid Cap Growth Fund
Institutional Class
12/31/96 (a)                          $  225,296           0.72%*            0.51%*          47.00%         $  0.06
----------------------------------    ------------       ----------        ----------      ----------       ----------
11/01/95 - 06/30/96                      231,011           0.70*             1.11*           78.81             0.04
----------------------------------    ------------       ----------        ----------      ----------       ----------
10/31/95                                 189,320           0.70              0.43            78.29             0.04
----------------------------------    ------------       ----------        ----------      ----------       ----------
10/31/94                                 121,791           0.70              0.45            60.85
----------------------------------    ------------       ----------        ----------      ----------
10/31/93                                  67,625           0.70              0.56            97.87
----------------------------------    ------------       ----------        ----------      ----------
10/31/92                                  21,213           0.70              0.87            65.92
----------------------------------    ------------       ----------        ----------      ----------
08/26/91 - 10/31/91                        2,748           0.82*             0.92*           13.41
----------------------------------    ------------       ----------        ----------      ----------

Administrative Class
12/31/96 (a)                               1,347           0.97*             0.27*           47.00             0.06
----------------------------------    ------------       ----------        ----------      ----------       ----------
11/01/95 - 06/30/96                        1,071           0.95*             0.89*           78.81             0.04
----------------------------------    ------------       ----------        ----------      ----------       ----------
11/30/94 - 10/31/95                          892           0.94*             0.23*           71.73              N/A
----------------------------------    ------------       ----------        ----------      ----------       ----------

Cadence Micro Cap Growth Fund
Institutional Class
12/31/96 (a)                          $  109,706           1.53%*           (0.52)%*         41.83%         $  0.06
----------------------------------    ------------       ----------        ----------      ----------       ----------
11/01/95 - 06/30/96                       83,973           1.50*            (0.45)*          53.96             0.02
----------------------------------    ------------       ----------        ----------      ----------       ----------
10/31/95                                  69,775           1.50             (0.37)           86.68             0.03
----------------------------------    ------------       ----------        ----------      ----------       ----------
10/31/94                                  32,605           1.50             (0.25)           58.81
----------------------------------    ------------       ----------        ----------      ----------
06/25/93 - 10/31/93                       10,827           1.50*            (0.02)*          15.98
----------------------------------    ------------       ----------        ----------      ----------

Administrative Class
12/31/96 (a)                               1,192           1.78*            (0.77)*          41.83             0.06
----------------------------------    ------------       ----------        ----------      ----------       ----------
04/01/96 - 06/30/96                          566           1.73*            (0.74)*          53.96             0.02
----------------------------------    ------------       ----------        ----------      ----------       ----------

Cadence Small Cap Growth Fund
Institutional Class
12/31/96 (a)                          $   32,000           1.31%*           (0.08)%*         78.77%         $  0.06
----------------------------------    ------------       ----------        ----------      ----------       ----------
11/01/95 - 06/30/96                       32,954           1.25*            (0.20)*          59.00             0.02
----------------------------------    ------------       ----------        ----------      ----------       ----------
10/31/95                                  73,977           1.25             (0.27)           85.61             0.02
----------------------------------    ------------       ----------        ----------      ----------       ----------
10/31/94                                  50,425           1.25             (0.33)           65.53
----------------------------------    ------------       ----------        ----------      ----------
10/31/93                                  43,308           1.25             (0.35)           62.15
----------------------------------    ------------       ----------        ----------      ----------
10/31/92                                  33,734           1.25              0.09            66.05
----------------------------------    ------------       ----------        ----------      ----------
01/07/91 - 10/31/91                       33,168           1.29*             0.11*           47.84
----------------------------------    ------------       ----------        ----------      ----------

Administrative Class
12/31/96 (a)                                  21           1.54*            (0.36)*          78.77             0.06
----------------------------------    ------------       ----------        ----------      ----------       ----------
11/01/95 - 06/30/96                          112           1.50*            (0.41)*          59.00             0.02
----------------------------------    ------------       ----------        ----------      ----------       ----------
09/27/95 - 10/31/95                          544           1.60*            (0.82)*           8.80              N/A
----------------------------------    ------------       ----------        ----------      ----------       ----------

Columbus Circle Investors Core Equity Fund
Institutional Class
12/31/96 (a)                          $   11,085           0.86%*            0.32%*          61.39%         $  0.06
----------------------------------    ------------       ----------        ----------      ----------       ----------
11/01/95 - 06/30/96                       10,452           0.82*             0.53*           73.16             0.04
----------------------------------    ------------       ----------        ----------      ----------       ----------
12/28/94 - 10/31/95                        7,791           0.82*             0.79*          122.88             0.03
----------------------------------    ------------       ----------        ----------      ----------       ----------

Administrative Class
12/31/96 (a)                              34,402          1.11*              0.06*           61.39             0.06
----------------------------------    ------------       ----------        ----------      ----------       ----------
11/01/95 - 06/30/96                       33,575          1.07*              0.28*           73.16             0.04
----------------------------------    ------------       ----------        ----------      ----------       ----------
05/31/95 - 10/31/95                       24,645          1.06*              0.34*           57.96              N/A
----------------------------------    ------------       ----------        ----------      ----------       ----------

Selected Per Share Data
for the Year or Period Ended:

                                        ------------  ------------  ------------  ------------  ------------  -------------
                                                                   Net Realized/
                                         Net Asset        Net       Unrealized   Total Income    Dividends    Dividends in
                                           Value       Investment      Gain           from        from Net    Excess of Net
                                        Beginning of     Income      (Loss) on     Investment    Investment    Investment
                                           Period        (Loss)     Investments    Operations      Income        Income
                                        ------------  ------------  ------------  ------------  ------------  -------------
Columbus Circle Investors
Mid Cap Equity Fund
Institutional Class
12/31/96 (a)                            $  14.66      $  (0.05)     $   0.37      $   0.32      $   0.00      $   0.00
--------------------------------------  ------------  ------------  ------------  ------------  ------------  ------------
11/01/95 - 06/30/96                        12.92          0.49          1.62          2.11          0.00          0.00
--------------------------------------  ------------  ------------  ------------  ------------  ------------  ------------
12/28/94 - 10/31/95                        10.00          0.02          2.92          2.94         (0.02)         0.00
--------------------------------------  ------------  ------------  ------------  ------------  ------------  ------------

Parametric Enhanced Equity Fund
Institutional Class
12/31/96 (a)                            $  15.91      $   0.19      $   1.64      $   1.83      $  (0.11)     $   0.00
--------------------------------------  ------------  ------------  ------------  ------------  ------------  ------------
11/01/95 - 06/30/96                        14.44          0.34          1.67          2.01         (0.16)         0.00
--------------------------------------  ------------  ------------  ------------  ------------  ------------  ------------
10/31/95                                   11.99          0.25          2.62          2.87         (0.25)         0.00
--------------------------------------  ------------  ------------  ------------  ------------  ------------  ------------
10/31/94                                   12.08          0.25         (0.04)         0.21         (0.25)         0.00
--------------------------------------  ------------  ------------  ------------  ------------  ------------  ------------
10/31/93                                   11.76          0.23          0.74          0.97         (0.23)         0.00
--------------------------------------  ------------  ------------  ------------  ------------  ------------  ------------
10/31/92                                   10.80          0.16          1.06          1.22         (0.16)         0.00
--------------------------------------  ------------  ------------  ------------  ------------  ------------  ------------
02/11/91 - 10/31/91                        10.00          0.16          0.80          0.96         (0.16)         0.00
--------------------------------------  ------------  ------------  ------------  ------------  ------------  ------------

Blairlogie Emerging Markets Fund
Institutional Class
12/31/96 (a)                            $  12.66      $   0.01      $  (0.66)     $  (0.65)     $   0.00      $  (0.06)
--------------------------------------  ------------  ------------  ------------  ------------  ------------  ------------
11/01/95 - 06/30/96                        11.27          0.03          1.40          1.43         (0.04)         0.00
--------------------------------------  ------------  ------------  ------------  ------------  ------------  ------------
10/31/95                                   16.53          0.07         (4.55)        (4.48)        (0.06)         0.00
--------------------------------------  ------------  ------------  ------------  ------------  ------------  ------------
10/31/94                                   12.27         (0.01)         4.45          4.44          0.00          0.00
--------------------------------------  ------------  ------------  ------------  ------------  ------------  ------------
06/01/93 - 10/31/93                        10.00          0.03          2.52          2.55         (0.02)         0.00
--------------------------------------  ------------  ------------  ------------  ------------  ------------  ------------

Administrative Class
12/31/96 (a)                               12.63         (0.02)(b)     (0.66)(b)     (0.68)         0.00          0.00
--------------------------------------  ------------  ------------  ------------  ------------  ------------  ------------
11/01/95 - 06/30/96                        11.24          0.02 (b)      1.40 (b)      1.42         (0.03)         0.00
--------------------------------------  ------------  ------------  ------------  ------------  ------------  ------------
10/31/95                                   16.95          0.00         (4.95)        (4.95)        (0.05)         0.00
--------------------------------------  ------------  ------------  ------------  ------------  ------------  ------------

Blairlogie International Active Fund
Institutional Class
12/31/96 (a)                            $  12.54      $  (0.06)     $   0.09      $   0.03      $   0.00      $   0.00
--------------------------------------  ------------  ------------  ------------  ------------  ------------  ------------
11/01/95 - 06/30/96                        11.74          0.72          0.72          1.44         (0.07)        (0.36)
--------------------------------------  ------------  ------------  ------------  ------------  ------------  ------------
10/31/95                                   11.86          0.10          0.30          0.40         (0.09)         0.00
--------------------------------------  ------------  ------------  ------------  ------------  ------------  ------------
10/31/94                                   10.69          0.09          1.15          1.24         (0.03)         0.00
--------------------------------------  ------------  ------------  ------------  ------------  ------------  ------------
06/08/93 - 10/31/93                        10.00          0.05          0.69          0.74         (0.04)         0.00
--------------------------------------  ------------  ------------  ------------  ------------  ------------  ------------

Administrative Class
12/31/96 (a)                               12.51         (0.07)(b)      0.09 (b)      0.02          0.00          0.00
--------------------------------------  ------------  ------------  ------------  ------------  ------------  ------------
11/01/95 - 06/30/96                        11.73          0.69 (b)      0.72 (b)      1.41         (0.07)        (0.35)
--------------------------------------  ------------  ------------  ------------  ------------  ------------  ------------
11/30/94 - 10/31/95                        11.21          0.02          1.01          1.03         (0.08)         0.00
--------------------------------------  ------------  ------------  ------------  ------------  ------------  ------------

Balanced Fund
Institutional Class
12/31/96 (a)                            $  11.64      $   0.19      $   0.81      $   1.00      $  (0.19)     $  (0.01)
--------------------------------------  ------------  ------------  ------------  ------------  ------------  ------------
11/01/95 - 06/30/96                        11.89          0.27          0.76          1.03         (0.27)         0.00
--------------------------------------  ------------  ------------  ------------  ------------  ------------  ------------
10/31/95                                   10.35          0.44          1.54          1.98         (0.44)         0.00
--------------------------------------  ------------  ------------  ------------  ------------  ------------  ------------
10/31/94                                   10.84          0.34         (0.34)         0.00         (0.34)         0.00
--------------------------------------  ------------  ------------  ------------  ------------  ------------  ------------
10/31/93                                   10.42          0.35          0.68          1.03         (0.35)         0.00
--------------------------------------  ------------  ------------  ------------  ------------  ------------  ------------
06/25/92 - 10/31/92                        10.00          0.12          0.52          0.64         (0.12)         0.00
--------------------------------------  ------------  ------------  ------------  ------------  ------------  ------------


                                        -------------
                                        Distributions
                                          from Net
                                          Realized
                                        Capital Gains
                                        -------------
Columbus Circle Investors
Mid Cap Equity Fund
Institutional Class
12/31/96 (a)                            $  (1.87)
--------------------------------------  ------------
11/01/95 - 06/30/96                        (0.37)
--------------------------------------  ------------
12/28/94 - 10/31/95                         0.00
--------------------------------------  ------------

Parametric Enhanced Equity Fund
Institutional Class
12/31/96 (a)                            $  (3.63)
--------------------------------------  ------------
11/01/95 - 06/30/96                        (0.38)
--------------------------------------  ------------
10/31/95                                   (0.17)
--------------------------------------  ------------
10/31/94                                   (0.05)
--------------------------------------  ------------
10/31/93                                   (0.42)
--------------------------------------  ------------
10/31/92                                   (0.04)
--------------------------------------  ------------
02/11/91 - 10/31/91                         0.00
--------------------------------------  ------------

Blairlogie Emerging Markets Fund
Institutional Class
12/31/96 (a)                            $   0.00
--------------------------------------  ------------
11/01/95 - 06/30/96                         0.00
--------------------------------------  ------------
10/31/95                                   (0.72)
--------------------------------------  ------------
10/31/94                                   (0.18)
--------------------------------------  ------------
06/01/93 - 10/31/93                        (0.26)
--------------------------------------  ------------

Administrative Class
12/31/96 (a)                                0.00
--------------------------------------  ------------
11/01/95 - 06/30/96                         0.00
--------------------------------------  ------------
10/31/95                                   (0.71)
--------------------------------------  ------------

Blairlogie International Active Fund
Institutional Class
12/31/96 (a)                            $  (0.49)
--------------------------------------  ------------
11/01/95 - 06/30/96                        (0.21)
--------------------------------------  ------------
10/31/95                                   (0.43)
--------------------------------------  ------------
10/31/94                                   (0.04)
--------------------------------------  ------------
06/08/93 - 10/31/93                        (0.01)
--------------------------------------  ------------

Administrative Class
12/31/96 (a)                               (0.49)
--------------------------------------  ------------
11/01/95 - 06/30/96                        (0.21)
--------------------------------------  ------------
11/30/94 - 10/31/95                        (0.43)
--------------------------------------  ------------

Balanced Fund
Institutional Class
12/31/96 (a)                            $  (1.96)
--------------------------------------  ------------
11/01/95 - 06/30/96                        (1.01)
--------------------------------------  ------------
10/31/95                                    0.00
--------------------------------------  ------------
10/31/94                                   (0.15)
--------------------------------------  ------------
10/31/93                                   (0.26)
--------------------------------------  ------------
06/25/92 - 10/31/92                        (0.10)
--------------------------------------  ------------

* Annualized
(a) Unaudited
(b) Per share amounts based on average number of shares outstanding during the period.
Periods ended prior to 06/30/96 were audited by other independent accountants.

See Notes to Financial Statements

                                       -------------  -------------  -------------  -------------  -------------  -------------

                                       Distributions
                                        in Excess of  Distributions                  Net Asset                     Net Assets
                                       Net Realized       from           Total      Value End of                  End of Period
                                       Capital Gains  Equalization   Distributions     Period      Total Return      (000's)
                                       -------------  -------------  -------------  -------------  -------------  -------------
Columbus Circle Investors
Mid Cap Equity Fund
Institutional Class
12/31/96 (a)                            $    0.00      $    0.00      $   (1.87)     $   13.11          2.35%      $   7,904
--------------------------------------  ------------   ------------   ------------   ------------   ------------   ------------
11/01/95 - 06/30/96                          0.00           0.00          (0.37)         14.66         16.72           8,378
--------------------------------------  ------------   ------------   ------------   ------------   ------------   ------------
12/28/94 - 10/31/95                          0.00           0.00          (0.02)         12.92         29.34           8,357
--------------------------------------  ------------   ------------   ------------   ------------   ------------   ------------

Parametric Enhanced Equity Fund
Institutional Class
12/31/96 (a)                            $    0.00      $    0.00      $   (3.74)     $   14.00         11.81%      $  48,304
--------------------------------------  ------------   ------------   ------------   ------------   ------------   ------------
11/01/95 - 06/30/96                          0.00           0.00          (0.54)         15.91         14.21          83,425
--------------------------------------  ------------   ------------   ------------   ------------   ------------   ------------
10/31/95                                     0.00           0.00          (0.42)         14.44         24.46          73,999
--------------------------------------  ------------   ------------   ------------   ------------   ------------   ------------
10/31/94                                     0.00           0.00          (0.30)         11.99          1.83          65,915
--------------------------------------  ------------   ------------   ------------   ------------   ------------   ------------
10/31/93                                     0.00           0.00          (0.65)         12.08          8.20          46,724
--------------------------------------  ------------   ------------   ------------   ------------   ------------   ------------
10/31/92                                     0.00          (0.06)         (0.26)         11.76         11.46          36,515
--------------------------------------  ------------   ------------   ------------   ------------   ------------   ------------
02/11/91 - 10/31/91                          0.00           0.00          (0.16)         10.80          9.59           4,451
--------------------------------------  ------------   ------------   ------------   ------------   ------------   ------------

Blairlogie Emerging Markets Fund
Institutional Class
12/31/96 (a)                            $    0.00      $    0.00      $   (0.06)     $   11.95         (5.11)%     $  59,122
--------------------------------------  ------------   ------------   ------------   ------------   ------------   ------------
11/01/95 - 06/30/96                          0.00           0.00          (0.04)         12.66         12.70          80,545
--------------------------------------  ------------   ------------   ------------   ------------   ------------   ------------
10/31/95                                     0.00           0.00          (0.78)         11.27        (27.70)         73,539
--------------------------------------  ------------   ------------   ------------   ------------   ------------   ------------
10/31/94                                     0.00           0.00          (0.18)         16.53         36.31          79,620
--------------------------------------  ------------   ------------   ------------   ------------   ------------   ------------
06/01/93 - 10/31/93                          0.00           0.00          (0.28)         12.27         25.55          14,625
--------------------------------------  ------------   ------------   ------------   ------------   ------------   ------------

Administrative Class
12/31/96 (a)                                 0.00           0.00           0.00          11.95         (5.38)            148
--------------------------------------  ------------   ------------   ------------   ------------   ------------   ------------
11/01/95 - 06/30/96                          0.00           0.00          (0.03)         12.63         12.70             368
--------------------------------------  ------------   ------------   ------------   ------------   ------------   ------------
10/31/95                                     0.00           0.00          (0.76)         11.24        (27.96)            830
--------------------------------------  ------------   ------------   ------------   ------------   ------------   ------------

Blairlogie International Active Fund
Institutional Class
12/31/96 (a)                            $   (0.12)     $    0.00      $   (0.61)     $   11.96          0.34%      $  86,067
--------------------------------------  ------------   ------------   ------------   ------------   ------------   ------------
11/01/95 - 06/30/96                          0.00           0.00          (0.64)         12.54         12.54          70,207
--------------------------------------  ------------   ------------   ------------   ------------   ------------   ------------
10/31/95                                     0.00           0.00          (0.52)         11.74          3.83          63,607
--------------------------------------  ------------   ------------   ------------   ------------   ------------   ------------
10/31/94                                     0.00           0.00          (0.07)         11.86         11.68          22,569
--------------------------------------  ------------   ------------   ------------   ------------   ------------   ------------
06/08/93 - 10/31/93                          0.00           0.00          (0.05)         10.69          7.39           8,299
--------------------------------------  ------------   ------------   ------------   ------------   ------------   ------------

Administrative Class
12/31/96 (a)                                (0.12)          0.00          (0.61)         11.92          0.26           5,496
--------------------------------------  ------------   ------------   ------------   ------------   ------------   ------------
11/01/95 - 06/30/96                          0.00           0.00          (0.63)         12.51         12.33           5,624
--------------------------------------  ------------   ------------   ------------   ------------   ------------   ------------
11/30/94 - 10/31/95                          0.00           0.00          (0.51)         11.73          9.61             675
--------------------------------------  ------------   ------------   ------------   ------------   ------------   ------------

Balanced Fund
Institutional Class
12/31/96 (a)                            $    0.00      $    0.00      $   (2.16)     $   10.48          8.81%      $  63,437
--------------------------------------  ------------   ------------   ------------   ------------   ------------   ------------
11/01/95 - 06/30/96                          0.00           0.00          (1.28)         11.64          9.07          82,562
--------------------------------------  ------------   ------------   ------------   ------------   ------------   ------------
10/31/95                                     0.00           0.00          (0.44)         11.89         19.47          72,638
--------------------------------------  ------------   ------------   ------------   ------------   ------------   ------------
10/31/94                                     0.00           0.00          (0.49)         10.35          0.08         130,694
--------------------------------------  ------------   ------------   ------------   ------------   ------------   ------------
10/31/93                                     0.00           0.00          (0.61)         10.84         10.06         126,410
--------------------------------------  ------------   ------------   ------------   ------------   ------------   ------------
06/25/92 - 10/31/92                          0.00           0.00          (0.22)         10.42          6.40          99,198
--------------------------------------  ------------   ------------   ------------   ------------   ------------   ------------


                                        ------------   ------------   ------------   ------------
                                                       Ratio of Net
                                          Ratio of      Investment
                                        Expenses to     Income to       Portfolio      Average
                                        Average Net    Average Net      Turnover      Commission
                                           Assets         Assets          Rate           Rate
                                        ------------   ------------   ------------   ------------
Columbus Circle Investors
Mid Cap Equity Fund
Institutional Class
12/31/96 (a)                                 1.05%*        (0.40)%*       79.23%     $    0.06
--------------------------------------  ------------   ------------   ------------   ------------
11/01/95 - 06/30/96                          0.88*         (0.32)*        96.62           0.03
--------------------------------------  ------------   ------------   ------------   ------------
12/28/94 - 10/31/95                          0.88*          0.24*        131.58           0.04
--------------------------------------  ------------   ------------   ------------   ------------

Parametric Enhanced Equity Fund
Institutional Class
12/31/96 (a)                                 0.73%*         1.41%*        48.46%     $    0.06
--------------------------------------  ------------   ------------   ------------   ------------
11/01/95 - 06/30/96                          0.70*          1.58*         52.83           0.05
--------------------------------------  ------------   ------------   ------------   ------------
10/31/95                                     0.70           1.91          20.59           0.05
--------------------------------------  ------------   ------------   ------------   ------------
10/31/94                                     0.70           2.20          43.58
--------------------------------------  ------------   ------------   ------------
10/31/93                                     0.70           1.89          15.02
--------------------------------------  ------------   ------------   ------------
10/31/92                                     0.70           1.81          16.85
--------------------------------------  ------------   ------------   ------------
02/11/91 - 10/31/91                          0.73*          2.14*          0.15
--------------------------------------  ------------   ------------   ------------

Blairlogie Emerging Markets Fund
Institutional Class
12/31/96 (a)                                1.39%*          0.13%*        48.88%     $    0.00
--------------------------------------  ------------   ------------   ------------   ------------
11/01/95 - 06/30/96                         1.35*           0.84*         74.04           0.01
--------------------------------------  ------------   ------------   ------------   ------------
10/31/95                                    1.35            0.57         118.18           0.03
--------------------------------------  ------------   ------------   ------------   ------------
10/31/94                                    1.35           (0.06)         79.04
--------------------------------------  ------------   ------------   ------------
06/01/93 - 10/31/93                         1.34*           0.64*         36.51
--------------------------------------  ------------   ------------   ------------

Administrative Class
12/31/96 (a)                                1.63*          (0.17)*        48.88           0.00
--------------------------------------  ------------   ------------   ------------   ------------
11/01/95 - 06/30/96                         1.61*           0.18*         74.04           0.01
--------------------------------------  ------------   ------------   ------------   ------------
10/31/95                                    1.62            0.02         118.18           N/A
--------------------------------------  ------------   ------------   ------------   ------------

Blairlogie International Active Fund
Institutional Class
12/31/96 (a)                                1.13%*          0.18%*        42.12%     $    0.02
--------------------------------------  ------------   ------------   ------------   ------------
11/01/95 - 06/30/96                         1.10*           0.81*         59.56           0.02
--------------------------------------  ------------   ------------   ------------   ------------
10/31/95                                    1.10            1.10          63.12           0.03
--------------------------------------  ------------   ------------   ------------   ------------
10/31/94                                    1.10            1.12          88.55
--------------------------------------  ------------   ------------   ------------
06/08/93 - 10/31/93                         1.10*           0.91*         19.61
--------------------------------------  ------------   ------------   ------------

Administrative Class
12/31/96 (a)                                1.38*          (0.04)*        42.12           0.02
--------------------------------------  ------------   ------------   ------------   ------------
11/01/95 - 06/30/96                         1.35*           1.04*         59.56           0.02
--------------------------------------  ------------   ------------   ------------   ------------
11/30/94 - 10/31/95                         1.34*           0.50*         58.07           N/A
--------------------------------------  ------------   ------------   ------------   ------------

Balanced Fund
Institutional Class
12/31/96 (a)                                0.73%*          3.33%*       114.89%     $    0.06
--------------------------------------  ------------   ------------   ------------   ------------
11/01/95 - 06/30/96                         0.70*           3.46*        139.59           0.05
--------------------------------------  ------------   ------------   ------------   ------------
10/31/95                                    0.70            3.73          43.10           0.04
--------------------------------------  ------------   ------------   ------------   ------------
10/31/94                                    0.70            3.25          46.72
--------------------------------------  ------------   ------------   ------------
10/31/93                                    0.70            3.10          19.32
--------------------------------------  ------------   ------------   ------------
06/25/92 - 10/31/92                         0.70*           3.36*         38.51
--------------------------------------  ------------   ------------   ------------

SCHEDULE OF INVESTMENTS

NFJ Equity Income Fund

December 31, 1996 (unaudited)

                                                                       Value
                                                  Shares             (000's)
=============================================================================
COMMON STOCKS - 94.7%
=============================================================================

Capital Goods - 1.9%

GATX Corp.                                        48,000           $   2,328

Consumer Discretionary - 15.2%

Brunswick Corp.                                   95,800               2,299
Chrysler Corp.                                    66,060               2,180
Ford Motor Co.                                    69,900               2,228
Harland (John H.) Co.                             73,400               2,422
J.C. Penny Co., Inc.                              45,100               2,199
Maytag Corp.                                     114,100               2,253
Springs Industries, Inc.                          51,900               2,232
Xerox Corp.                                       44,800               2,358
                                                                   ----------
                                                                      18,171
Consumer Staples - 7.4%

Anheuser Busch                                    53,400               2,136
Philip Morris Co., Inc.                           20,100               2,264
RJR Nabisco Holdings Corp.                        69,000               2,346
Supervalu, Inc.                                   75,900               2,154
                                                                   ----------
                                                                       8,900
Energy - 9.5%

Amoco Corp.                                       28,000               2,254
Atlantic Richfield Co.                            16,400               2,173
Repsol SA - ADR                                   59,700               2,276
Ultramar Diamond Shamrock Corp.                  145,500               4,601
                                                                   ----------
                                                                      11,304
Financial & Business Services - 17.6%

Bankers Trust N.Y. Corp.                          25,300               2,182
Bear Stearns Cos.                                171,287               4,775
Chase Manhattan Corp.                             25,356               2,263
Lincoln National Corp.                            10,200                 536
Meditrust                                         59,100               2,364
Mellon Bank Corp.                                 31,600               2,244
PHH Corp.                                         51,000               2,193
PNC Bank Corp.                                    58,600               2,205
Providian Corp.                                   43,400               2,230
                                                                   ----------
                                                                      20,992
Health Care - 9.3%

Aetna, Inc.                                       30,400               2,432
American Home Products                            35,200               2,064
Baxter International, Inc.                        50,800               2,083
Bristol Myers Squibb                              20,800               2,262
Pharmacia & Upjohn, Inc.                          58,195               2,305
                                                                   ----------
                                                                      11,146
Materials & Processing - 9.1%

Dow Chemical                                      28,200               2,210
Phelps Dodge Corp.                                66,400               4,482
Potlatch Corp.                                    44,000               1,892
Vulcan Materials Co.                              37,100               2,258
                                                                   ----------
                                                                      10,842
Technology - 5.7%

Harris Corp.                                      32,900               2,258
Northrop Grumman Corp.                            55,900               4,625
                                                                   ----------
                                                                       6,883
Utilities - 19.0%

DTE Energy Co.                                    73,400               2,376
NICOR, Inc.                                       64,000               2,288
P.P. & L. Resources, Inc.                         97,700               2,247
Pacific Gas & Electric                            94,800               1,991
Pacific Telesis                                   65,300               2,400
Peoples Energy Corp.                              65,700               2,225
Southern New England
   Telecommunications Group                       58,900               2,290
Sprint Corp.                                      59,500               2,373
U.S. West Communications Group                    73,200               2,361
Washington Water Power                           116,000               2,160
                                                                   ----------
                                                                      22,711
                                                                   ----------
Total Common Stocks                                                  113,277
(Cost $92,150)                                                     ==========


===============================================================================
SHORT-TERM INSTRUMENTS - 5.4%
===============================================================================

                                               Principal
                                                  Amount
                                                 (000's)
Repurchase Agreement - 5.4%

State Street Bank                              $   6,439               6,439
    4.000% due 01/02/97
    (Dated 12/31/96. Collateralized by
    U.S. Treasury Bond 7.125% due
    02/15/23 valued at $6,570,775.
    Repurchase proceeds are $6,440,430.)
                                                                   ----------
Total Short-Term Instruments                                           6,439
(Cost $6,439)                                                      ==========

Total Investments (a) - 100.1%                                     $ 119,716
(Cost $98,589)

Other Assets and Liabilities (Net) - (0.1)%                             (154)
                                                                   ----------

Net Assets - 100.0%                                                $ 119,562
                                                                   ==========
Notes to Schedule of Investments ($ in thousands):

(a) At December 31, 1996, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for
    all investments in which there was an excess
    of value over tax cost.                                        $  22,200

    Aggregate gross unrealized depreciation for
    all investments in which there was an excess
    of tax cost over value.                                           (1,073)
                                                                   ----------
    Unrealized appreciation-net                                    $  21,127
                                                                   ==========

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

NFJ Diversified Low P/E Fund

December 31, 1996 (unaudited)

                                                                      Value
                                                      Shares        (000's)
=============================================================================
Common Stock - 94.9%
=============================================================================
Capital Goods - 1.8%

Deere & Co.                                           28,000     $    1,138

Consumer Discretionary - 18.1%

Brunswick Corp.                                       23,400            562
Chrysler Corp.                                        52,710          1,739
Dillard Department Stores                             40,400          1,247
Goodyear Tire & Rubber                                12,000            617
Maytag Corp.                                          62,400          1,232
Reebok International Limited                          28,400          1,193
Tandy Corp.                                           14,100            620
Tupperware Corp.                                      23,100          1,239
Washington Post Co.                                    3,400          1,139
Xerox Corp.                                           37,800          1,989
                                                                ------------
                                                                     11,577
Consumer Staples - 10.4%

Anheuser Busch                                        43,700          1,748
IBP, Inc.                                             25,600            621
Philip Morris Co., Inc.                               10,600          1,194
Supervalu, Inc.                                       41,900          1,189
Unilever NV                                            7,200          1,262
Whitman Corp.                                         26,200            599
                                                                ------------
                                                                      6,613
Energy - 11.6%

Amoco Corp.                                           15,300          1,232
Atlantic Richfield Co.                                13,200          1,749
Repsol SA - ADR                                       33,400          1,273
Ultramar Diamond Shamrock Corp.                       59,900          1,894
Union Texas Petroleum Holdings, Inc.                  56,000          1,253
                                                                ------------
                                                                      7,401
Financial & Business Services - 16.1%

Bear Stearns Cos.                                     68,150          1,900
Chase Manhattan Corp.                                 19,584          1,748
Loews Corp.                                            6,400            603
Mellon Bank Corp.                                     25,500          1,811
PHH Corp.                                             42,600          1,832
Providian Corp.                                       22,200          1,141
Standard Federal Bancorp.                             21,400          1,217
                                                                ------------
                                                                     10,252
Health Care - 7.6%

American Home Products                                29,200          1,712
Beckman Instruments                                   16,600            637
Foundation Health Corp. (b)                           20,800            660
Pharmacia & Upjohn, Inc.                              47,010          1,863
                                                                ------------
                                                                      4,872
Materials & Processing - 6.6%

Bowater, Inc.                                         15,400            579
Lennar Corp.                                          23,550            642
Phelps Dodge Corp.                                    17,500          1,181
Union Carbide Corp.                                   28,900          1,181
Wellman, Inc.                                         35,500            608
                                                                ------------
                                                                      4,191
Technology - 8.6%

Harris Corp.                                          17,600          1,208
Mentor Graphics Corp. (b)                             63,700            621
Northrop Grumman Corp.                                14,600          1,208
Raytheon Co.                                          25,800          1,242
Seagate Technology (b)                                14,600            577
Teradyne, Inc. (b)                                    26,300            641
                                                                ------------
                                                                      5,497
Transportation - 1.9%

Conrail, Inc.                                          5,700            568
UAL Corp. (b)                                         10,300            644
                                                                ------------
                                                                      1,212
Utilities - 12.2%

DTE Energy Co.                                        38,400          1,243
NICOR, Inc.                                           49,900          1,784
Pacific Gas & Electric                                49,500          1,040
Pacific Telesis                                       50,100          1,841
Sprint Corp.                                          46,700          1,861
                                                                ------------
                                                                      7,769
                                                                ------------
Total Common Stocks                                                  60,522
                                                                ============
(Cost 54,174)
=============================================================================
SHORT-TERM INSTRUMENTS - 4.9%
=============================================================================

                                                   Principal
                                                      Amount
                                                     (000's)
Repurchase Agreement - 4.9%

State Street Bank                                 $    3,150          3,150
    4.000% due 01/02/97
    (Dated 12/31/96.  Collateralized by
    U.S. Treasury Bond 7.125% due
    02/15/23 valued at $3,215,025.
    Repurchase proceeds are $3,150,700.)
                                                                 -----------
Total Short-Term Instruments                                          3,150
(Cost $3,150)                                                    ===========

Total Investments (a) - 99.8%                                    $   63,672
(Cost $57,324)

Other Assets and Liabilities (Net) - 0.2%                               110
                                                                 -----------

Net Assets - 100.0%                                              $   63,782
                                                                 ===========
Notes to Schedule of Investments ($ in thousands):

(a) At December 31, 1996, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for
    all investments in which there was an excess
    of value over tax cost.                                      $    7,217

    Aggregate gross unrealized depreciation for
    all investments in which there was an excess
    of tax cost over value.                                            (869)
                                                                 -----------

    Unrealized appreciation-net                                  $    6,348
                                                                 ===========

(b) Non-income producing security.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

NFJ Small Cap Value Fund

December 31, 1996 (unaudited)


                                                                 Value
                                                Shares         (000's)
-----------------------------------------------------------------------
 Common Stocks-96.4%
-----------------------------------------------------------------------

Capital Goods - 11.6%

Allied Products Corp.                       12,400         $      369
Barnes Group, Inc.                           5,500                330
Blount International, Inc. `A'               9,800                376
Charter Power Systems                       13,800                421
Kysor Industrial Corp.                      11,600                378
Oshkosh Truck Corp. `B'                     31,400                334
Regal Beloit                                16,800                330
Scotsman Industries, Inc.                   13,800                326
Smith (A.O.) Corp.                          11,300                338
Tecumseh Products Co. `A'                    6,000                344
Varlen Corp.                                17,550                361
Webb Corp.                                  18,100                296
                                                           -----------
                                                                4,203

Consumer Discretionary - 11.9%

Blair Corp.                                 13,000                250
Borg Warner Automotive                       8,200                316
Brown Group, Inc.                           17,800                327
Ennis Business Forms, Inc.                  33,000                371
Fedders USA, Inc.                           53,000                331
Garan, Inc.                                 17,200                333
Guilford Mills, Inc.                        13,000                346
Harman International                         7,500                417
Outboard Marine Corp.                       18,000                297
Shopko Stores, Inc.                         20,900                314
Stanhome, Inc.                              12,000                318
Sturm Ruger & Co., Inc.                     18,700                362
Toro Co.                                     9,700                354
                                                           -----------
                                                                4,336

Consumer Services - 2.8%

Bowne & Co., Inc.                           14,700                362
Luby's Cafeterias, Inc.                     17,200                342
Merrill Corp.                               13,500                311
                                                           -----------
                                                                1,015

Consumer Staples - 6.9%

Bindley Western Industries, Inc.            19,400                376
Dimon, Inc.                                 18,100                419
International Multifoods                    17,400                315
Marsh Supermarkets, Inc. `B'                28,400                323
Morningstar Group, Inc. (b)                 17,400                341
Nash Finch Co.                              17,800                378
Universal Corp.                             11,300                363
                                                           -----------
                                                                2,515

Energy - 4.9%

Aquila Gas Pipeline Corp.                   20,700                329
Monterey Resources, Inc. (b)                21,900                353
Offshore Logistics, Inc. (b)                17,800                345
World Fuel Services Corp.                   15,700                349
Zeigler Coal Holding Co.                    18,100                387
                                                           -----------
                                                                1,763

Financial & Business Services - 22.5%

Alex Brown, Inc.                             5,100                370
American Health Properties                  14,400                344
Amvestors Financial Corp.                   22,400                330
Capstead Mortgage Corp.                     16,350                392
Collective BanCorp., Inc.                   10,100                355
Commercial Federal Corp.                     7,600                365
Cullen/Frost Bankers, Inc.                   9,900                329
Eaton Vance Corp.                            7,800                371
Excel Realty Trust, Inc.                    14,300                363
First Financial Corp. Wisconsin             14,000                343
Firstbank Puerto Rico                       12,000                312
Fremont General                             13,600                422
Glimcher Realty Trust                       16,400                361
Inter-Regional Financial Group               6,200                219
McGrath Rentcorp.                           15,800                407
Morgan Keegan, Inc.                         20,350                348
Orion Capital Corp.                          5,700                348
Pioneer Financial Services, Inc.            13,800                345
Quick & Reilly Group, Inc.                  11,500                344
Raymond James Financial Corp.               12,200                368
South West Property Trust                   23,000                388
Sovereign Bancorp, Inc.                     25,350                333
U.S. Facilities                             18,900                371
                                                           -----------
                                                                8,128

Health Care - 2.8%

Bergen Brunswig `A'                         11,315                322
ICN Pharmaceuticals, Inc.                   16,724                328
Integrated Health Services                  14,400                351
                                                           -----------
                                                                1,001

Materials & Processing - 16.2%

Butler Manufacturing Co.                     9,000                365
Caraustar Industries, Inc.                  12,500                416
Castle (A.M.) & Co.                         18,225                351
Chemfirst, Inc. (b)                         13,500                312
Cleveland Cliffs, Inc.                       8,500                386
Commercial Metals                           10,200                307
Continental Homes                           18,400                391
Gencorp                                     18,700                339
Kaman Corp.                                 26,800                348
Mississippi Chemical Corp.                   4,509                108
Mosinee Paper Corp.                          9,600                341
Nacco Industries, Inc.                       5,900                316
Quanex Corp.                                11,700                320
Southdown, Inc.                             11,000                342
Standard Motor Products                     22,200                308
Texas Industries, Inc.                       6,000                304
Universal Forest Products, Inc.             25,200                334
Wellman, Inc.                               15,600                267
                                                           -----------
                                                                5,855

Technology - 5.9%

Computer Data Systems, Inc.                 14,400                436
Dallas Semiconductor Corp.                  15,200                350
MTS Systems Corp.                           16,500                330
Pioneer Standard Electronics                22,200                291
Thiokol Corp.                                8,300                371
Wyle Electronics                             8,700                344
                                                           -----------
                                                                2,122

Transportation - 3.6%

APL Limited                                 14,000                331
Atlantic Southeast Airs, Inc.               15,600                341
Sea Containers Limited `A'                  20,200                316
Winnebago Industries                        42,400                307
                                                           -----------
                                                                1,295

Utilities - 7.3%

Aliant Communications, Inc.                 20,400                347
Central Hudson Gas & Electric               10,700                336
Commonwealth Energy System                  13,800                324
Eastern Utilities Associates                18,700                325
Energen Corp.                               12,100                366
Rochester Gas & Electric                    15,600                298
Southern California Water Co.               15,000                326
United Illuminating                          9,900                310
                                                           -----------
                                                                2,632
                                                           -----------
Total Common Stocks                                            34,865
(Cost 28,985)                                              ===========


                                            Principal
                                               Amount            Value
                                              (000's)          (000's)
----------------------------------------------------------------------
 Short-Term Instruments-5.3%
----------------------------------------------------------------------


Repurchase Agreement - 5.3%

State Street Bank                               1,949      $    1,949
    4.000% due 01/02/97
    (Dated 12/31/96. Collateralized by
    U.S. Treasury Bond 7.125% due
    02/15/23 valued at 1,991,800.
    Repurchase proceeds are 1,949,433.)
                                                           -----------
Total Short-Term Instruments                                    1,949
(Cost 1,949)                                               ===========

Total Investments (a) - 101.7%                             $   36,814
(Cost 30,934)

Other Assets and Liabilities (Net) - (1.7%)                      (632)
                                                           -----------

Net Assets - 100.0%                                        $   36,182
                                                           ===========

Notes to Schedule of Investments (in thousands):

(a) At December 31, 1996, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for
    all investments in which there was an excess
    of value over tax cost.                                $    6,974

    Aggregate gross unrealized depreciation for
    all investments in which there was as excess
    of tax cost over value.                                    (1,094)
                                                           -----------

    Unrealized appreciation-net                            $    5,880
                                                           ===========

(b) Non-income producing security.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

Cadence Capital Appreciation Fund

December 31, 1996 (unaudited)


                                                                 Value
                                                Shares         (000's)
----------------------------------------------------------------------
 Common Stocks-98.7%
----------------------------------------------------------------------
Capital Goods - 11.6%

Allied Signal, Inc.                         97,900         $    6,559
Johnson Controls, Inc.                      68,500              5,677
Perkin-Elmer Corp.                          94,400              5,558
Rockwell International Corp. (b)            95,300              5,802
Sundstrand Corp.                           130,400              5,542
Textron, Inc.                               62,500              5,891
Tyco Labs                                  123,500              6,530
United Technologies                        101,900              6,725
                                                           -----------
                                                               48,284

Consumer Discretionary - 12.9%

Armstrong World Industries                  73,200              5,087
Chrysler Corp.                             168,200              5,551
Dayton Hudson Corp.                        140,900              5,530
Estee Lauder                               117,200              5,963
Federated Department Stores, Inc. (b)      134,300              4,583
Harley Davidson, Inc.                      107,500              5,053
Jones Apparel Group, Inc. (b)              104,200              3,894
Nike, Inc.                                  96,100              5,742
Omnicom Group                              106,200              4,859
TJX Cos., Inc.                             163,500              7,746
                                                           -----------
                                                               54,008

Consumer Services - 2.3%

Carnival Cruise Lines                      152,900              5,046
Mirage Resorts (b)                         203,000              4,390
                                                           -----------
                                                                9,436

Consumer Staples - 5.2%

Campbell Soup Co.                           59,000              4,735
Food Lion, Inc.                            241,000              2,357
Hershey Foods Corp.                         47,000              2,056
Kroger Co. (b)                             129,000              5,999
Safeway, Inc. (b)                          150,600              6,438
                                                           -----------
                                                               21,585

Energy - 11.1%

Atlantic Richfield Co.                      37,700              4,995
British Petroleum - ADR                     42,300              5,980
Dresser Industries, Inc.                   133,200              4,129
Ensco International (b)                    146,600              7,110
Global Marine, Inc. (b)                    217,800              4,492
Halliburton Co.                             89,900              5,416
Panenergy Corp.                            111,500              5,018
Transocean Offshore, Inc.                   68,000              4,259
Vastar Resources, Inc.                     128,800              4,894
                                                           -----------
                                                               46,293

Financial & Business Services - 21.0%

American Express                            89,300              5,045
Bank of Boston Corp.                        77,100              4,954
Bankamerica Corp.                           55,600              5,546
Bear Stearns Cos.                          160,985              4,487
Chase Manhattan Corp.                       61,000              5,444
Citicorp                                    53,700              5,531
Federal Home Loan Mortgage Corp.            52,700              5,804
Federal National Mortgage Association      128,900              4,802
First Chicago Corp.                         88,502              4,757
First Union Corp.                           71,100              5,261
Green Tree Financial Corp.                 106,000              4,094
National City Corp.                        117,400              5,268
Norwest Corp.                              114,900              4,998
PNC Bank Corp.                             136,695              5,143
Southtrust Corp.                           152,400              5,315
TIG Holdings, Inc.                         140,300              4,753
Travelers Group, Inc.                      137,800              6,253
                                                           -----------
                                                               87,455


                                                                 Value
                                                Shares         (000's)
----------------------------------------------------------------------
Health Care - 9.5%

American Home Products                      71,600              4,198
Boston Scientific Corp. (b)                107,800              6,468
Eli Lilly & Co.                             76,800              5,606
Medtronic, Inc.                             63,600              4,325
Ornda Healthcorp (b)                       147,900              4,326
Oxford Health Plans (b)                     92,500              5,417
Schering-Plough                             76,400              4,947
U.S. Surgical Corp.                        105,900              4,170
                                                           -----------
                                                               39,457

Materials & Processing - 3.5%

IMC Global, Inc.                           129,700              5,075
Olin Corp.                                 107,400              4,041
Rohm & Haas Co.                             66,700              5,444
                                                           -----------
                                                               14,560

Technology - 15.0%

3Com Corp. (b)                              72,400              5,312
Adaptec, Inc. (b)                          148,000              5,920
Andrew Corp. (b)                           107,050              5,680
Cisco Systems  (b)                          70,000              4,454
Compaq Computer Corp. (b)                   85,100              6,318
Computer Associates International, Inc.     88,050              4,380
Dell Computer Corp., Inc. (b)              123,400              6,556
Gateway 2000, Inc. (b)                      98,200              5,260
Intel Corp.                                 43,300              5,670
Newbridge Networks Corp. (b)                55,700              1,574
Storage Technology Corp. (b)               117,900              5,615
Sun Microsystem, Inc. (b)                  158,800              4,079
U.S. Robotics Corp. (b)                     29,300              2,110
                                                           -----------
                                                               62,928

Transportation - 1.3%

Continental Airlines `B' (b)               198,500              5,607

Utilities - 5.3%

American Electric Power, Inc.              106,400              4,375
Ameritech                                   73,300              4,444
Consolidated Natural Gas                    91,800              5,072
GPU, Inc.                                  125,900              4,233
Texas Utilities Co.                         98,400              4,010
                                                           -----------
                                                               22,134
                                                           -----------

Total Common Stocks                                           411,747
(Cost 328,498)                                             ===========


----------------------------------------------------------------------
 Short-Term Instruments-4.9%
----------------------------------------------------------------------
                                             Principal
                                                Amount
                                               (000's)

Repurchase Agreement - 4.9%

State Street Bank                         $    20,607          20,607
    4.000% due 01/02/97
    (Dated 12/31/96.  Collateralized by
    U.S. Treasury Bond 7.125% due
    02/15/23 valued at $21,022,150.
    Repurchase proceeds are 20,611,579.)

                                                           -----------
Total Short-Term Instruments                                   20,607
(Cost $20,607)                                              ===========

Total Investments (a) - 103.6%                             $  432,354
(Cost $349,105)

Other Assets and Liabilities (Net) - (3.6%)                   (15,109)
                                                           -----------


Net Assets - 100.0%                                        $  417,245
                                                           ===========

--------------------------------------------------------------------------------
Notes to Schedule of Investments ($ in thousands):

(a) At December 31, 1996, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for
    all investments in which there was an excess
    of value over tax cost.                                          $    85,956

    Aggregate gross unrealized depreciation for
    all investments in which there was an excess
    of tax cost over value.                                              (2,707)
                                                                     -----------

    Unrealized appreciation-net                                      $    83,249
                                                                     ===========

(b) Non-income producing security.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

Cadence Mid Cap Growth Fund

December 31, 1996 (unaudited)

                                                                 Value
                                           Shares              (000's)
======================================================================
 COMMON STOCKS - 96.1%
======================================================================
Capital Goods - 9.0%

Belden, Inc.                                91,200         $    3,374
Harnischfeger Industries, Inc.              65,000              3,128
Lear Corp. (b)                              62,400              2,129
Mark IV Industries, Inc.                   100,011              2,263
Raychem Corp.                               35,500              2,844
Sealed Air Corp. (b)                        27,500              1,145
Snap on Tools Corp.                         67,200              2,394
York International Corp.                    55,000              3,073
                                                          ------------
                                                               20,350
Consumer Discretionary - 13.2%

Bed, Bath & Beyond (b)                      88,400              2,144
Borders Group, Inc. (b)                     73,400              2,633
Callaway Golf Co.                           80,700              2,320
Consolidated Stores Corp. (b)               79,875              2,566
First Brands Corp.                          94,500              2,681
Fruit of the Loom, Inc. (b)                 69,800              2,644
International Game Technology               98,300              1,794
Liz Claiborne, Inc.                         63,000              2,433
Maytag Corp.                               100,800              1,991
Neiman-Marcus Group, Inc.                   71,400              1,821
Tiffany & Co.                               62,000              2,271
Tommy Hilfiger Corp. (b)                    38,900              1,867
U.S. Industries (b)                         81,400              2,798
                                                          ------------
                                                               29,963
Consumer Services - 4.2%

Gtech Holdings Corp. (b)                    71,800              2,298
Lennar Corp.                                86,300              2,352
Oakwood Homes                              101,600              2,324
Promus Hotel Corp. (b)                      88,400              2,619
                                                          ------------
                                                                9,593
Consumer Staples - 3.6%

Interstate Bakeries Corp.                   62,200              3,056
Kroger Co. (b)                              55,400              2,576
Richfood Holdings, Inc.                    107,950              2,618
                                                          ------------
                                                                8,250
Energy - 7.6%

Baker Hughes, Inc.                          66,900              2,308
CN Falcon Drilling Co. (b)                  62,600              2,457
Cooper Cameron Corp. (b)                    30,300              2,318
Diamond Offshore Drilling (b)               37,900              2,160
El Paso Natural Gas                         51,400              2,596
Reading & Bates Corp. (b)                   90,000              2,385
Tosco Corp.                                 38,000              3,007
                                                          ------------
                                                               17,231
Financial & Business Services - 28.6%

Ace Limited                                 40,700              2,447
Allmerica Financial Corp.                   72,400              2,425
Amsouth Bancorp.                            54,100              2,617
Bank of Boston Corp.                        36,200              2,326
Banponce Corp.                               7,100                240
Citizens Corp.                             127,600              2,871
Countrywide Credit Industries, Inc.         90,800              2,599
Crescent Real Estate Equities               50,000              2,638
Crestar Financial Corp.                     32,500              2,417
Cullen/Frost Bankers, Inc.                  73,600              2,447
Equifax                                     67,600              2,070
Equity Residential Properties Trust         56,100              2,314
Finova Group, Inc.                          36,000              2,313
First American Corp.                        48,900              2,818
First USA, Inc.                             73,200              2,535
Herman Miller                               47,700              2,701
Mark Twain Bancshares, Inc.                 56,000              2,730
Mid Ocean Limited                           42,700              2,242
Mutual Risk Management Limited              67,099              2,483
Penncorp Financial Group, Inc.              64,200              2,311
Protective Life Corp.                       55,100              2,197
Public Storage, Inc.                        91,900              2,849
Southern National Corp.                     74,000              2,683
Summit Bancorp                              52,160              2,282
Sunamerica, Inc.                            56,100              2,489
The Money Store                             93,300              2,577
Union Planters Corp.                        57,000              2,223
                                                          ------------
                                                               64,844
Health Care - 4.1%

Boston Scientific Corp. (b)                 37,900              2,274
Health Management Associates `A' (b)        94,775              2,132
Pacificare Health Systems `B' (b)           27,400              2,336
Sybron Corp. (b)                            77,100              2,544
                                                          ------------
                                                                9,286
Materials & Processing - 5.6%

Bemis, Inc.                                 78,400              2,891
Cytec Industries, Inc. (b)                  66,600              2,706
Praxair, Inc.                               60,000              2,768
Texas Industries, Inc.                      36,100              1,828
Titanium Metals Corp. (b)                   73,600              2,419
                                                          ------------
                                                               12,612
Technology - 15.0%

Adaptec, Inc. (b)                           63,500              2,540
American Power Conversion Corp. (b)         41,600              1,134
C-Cube Microsystems (b)                     52,300              1,932
Cadence Designs Systems, Inc. (b)           74,500              2,961
Comdisco, Inc.                              83,150              2,640
Compuware Corp. (b)                         36,900              1,850
Diebold, Inc.                               20,200              1,270
Gateway 2000, Inc. (b)                      46,300              2,480
Harris Corp.                                32,800              2,251
McAfee Associates, Inc. (b)                 55,000              2,420
Parametric Technology Corp. (b)             55,000              2,826
SCI Systems, Inc. (b)                       42,300              1,888
Tandem Computers, Inc. (b)                  83,000              1,141
Tektronix                                   52,100              2,670
Vanstar Corp. (b)                           40,400                990
Western Digital Corp. (b)                   52,000              2,957
                                                          ------------
                                                               33,950

Transportation - 1.1%

Tidewater, Inc.                             55,200              2,497

Utilities - 4.1%

Allegheny Power System                      84,100              2,555
Century Telephone Enterprise                66,700              2,059
Cinergy Corp.                               66,900              2,232
Illinova Corp.                              90,400              2,486
                                                          ------------
                                                                9,332
                                                          ------------
Total Common Stocks                                           217,908
                                                          ============
(Cost $ 178,881)


                                                  Principal
                                                     Amount               Value
                                                    (000's)             (000's)
================================================================================
SHORT-TERM INSTRUMENTS - 3.6%
================================================================================
Repurchase Agreement - 3.6%

State Street Bank                                  $  8,030           $   8,030
    4.000% due 01/02/97
    (Dated 12/31/96. Collateralized by
    U.S. Treasury Bond 7.125% due
    02/15/23 valued at 8,194,525.
    Repurchase proceeds are 8,031,784.)
                                                                      ----------
Total Short-Term Instruments                                              8,030
(Cost 8,030)                                                          ==========

Total Investments (a) - 99.7%                                         $ 225,938
(Cost 186,911)

Other Assets and Liabilities (Net) - 0.3%                                   705
                                                                      ----------

Net Assets - 100.0%                                                     226,643
                                                                      ==========

Notes to Schedule of Investments ( in thousands):

(a) At December 31, 1996, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for
    all investments in which there was an excess
    of value over tax cost.                                           $  41,424

    Aggregate gross unrealized depreciation for all investments in which there was an excess

    of tax cost over value.                                              (2,397)
                                                                      ----------

    Unrealized appreciation-net                                          39,027
                                                                      ==========

(b) Non-income producing security.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

Cadence Micro Cap Growth Fund

December 31, 1996 (unaudited)


                                                               Value
                                            Shares            (000's)

======================================================================
COMMON STOCK - 89.8%
======================================================================
Capital Goods - 10.4%

BHA Group, Inc.                             27,000          $     435
Engineered Support Systems                  45,200                667
Gardner Denver Machinery, Inc. (b)          64,500              2,209
Hughes Supply, Inc.                         39,400              1,699
NCI Building Systems, Inc. (b)              45,950              1,585
Northwest Pipe Co.                          30,800                501
Powell Industries, Inc. (b)                 85,000              1,179
Shaw Group, Inc. (b)                        48,500              1,134
Virco Manufacturing                         29,900                426
Watsco, Inc. `A'                            58,400              1,686
                                                           -----------
                                                               11,521
Consumer Discretionary - 11.5%

American Safety Razor Co. (b)               40,900                573
American Woodmark Corp.                     52,900                747
Chattem, Inc. (b)                          113,700              1,023
Culp, Inc.                                 138,550              2,113
Eastbay, Inc. (b)                           72,100              1,730
Flexsteel Industries, Inc.                  44,700                581
Koala Corp. (b)                             66,000                891
Monaco Coach Corp. (b)                      32,000                520
Movado Group, Inc.                          39,300              1,071
Piercing Pagoda, Inc. (b)                   33,800                820
Pillowtex Corp.                             56,500              1,017
Quaker Fabric Corp. (b)                     36,900                517
Winsloew Furniture, Inc. (b)                58,200                567
Worldtex, Inc. (b)                          68,000                603
                                                           -----------
                                                               12,773
Consumer Services - 11.0%

All American Communications, Inc. `B' (b)  204,200              2,042
American List Corp.                         17,900                544
Anchor Gaming  (b)                          31,100              1,252
Fresh America Corp. (b)                     61,100              1,008
Ha-Lo Industries, Inc. (b)                  75,750              2,083
M/I Schottenstein Homes, Inc. (b)           50,000                550
Penn National Gaming, Inc. (b)              31,900                455
S&K Famous Brands, Inc. (b)                 60,400                574
Sodak Gaming, Inc. (b)                      94,100              1,447
Stuart Entertainment, Inc. (b)              59,400                267
United Video Satellite (b)                 109,400              1,914
                                                           -----------
                                                               12,136
Consumer Staples - 5.3%

Ingles Markets, Inc.                        61,800                773
Riser Foods, Inc.                           76,600              2,432
Seaway Food Town, Inc.                      20,314                548
Standard Commercial Corp.                   52,100              1,055
Worthington Foods, Inc.                     58,000              1,102
                                                           -----------
                                                                5,910
Energy - 6.5%

American Oilfield Divers, Inc. (b)          51,500                612
Clayton Williams Energy, Inc. (b)           40,100                697
Giant Industries                           106,200              1,487
ICO, Inc.                                  244,200              1,496
St. Mary Land & Exploration                 57,600              1,433
USX-Delhi Group                             90,400              1,435
                                                           -----------
                                                                7,160
Financial & Business Services - 18.3%

Aames Financial Corp.                       20,250                726
Abington Savings Bank                       29,100                567
Chittenden Corp.                            59,855              1,429
Community First Bankshares                  54,200              1,491
Dime Financial Corp.                        83,600              1,442
First Merchants Acceptance (b)              28,700                549
Graphic Industries                         140,800              1,426
Grove Bank                                  14,900                741
Jeffbanks, Inc.                             37,500              1,013
Peoples Heritage Financial Group            55,500              1,554
Pioneer Financial Services, Inc.            73,800              1,845
Provident Bankshares                        37,174              1,450
Right Management Consultants (b)            65,800              1,464
Sho-Me Financial Corp. (b)                  25,200                548
Southwest Securities Group                  42,300                635
Vermont Financial Services Corp.            37,300              1,324
Warren Bancorp, Inc.                       135,800              2,037
                                                           -----------
                                                               20,241
Health Care - 7.5%

Alliance Imaging, Inc. (b)                 100,900                580
Health Images, Inc.                        162,500              2,702
Medco Research, Inc. (b)                    89,900                944
RehabCare Group, Inc. (b)                   28,200                568
Rexall Sundown, Inc. (b)                    63,550              1,727
Vitalink Pharmacy Service (b)               79,700              1,833
                                                           -----------
                                                                8,354
Materials & Processing - 1.0%

Atlantis Plastic, Inc. `A'  (b)             60,200                610
Specialty Paperboard, Inc. (b)              26,100                522
                                                           -----------
                                                                1,132
Technology - 14.4%

Advanced Logic Research, Inc. (b)           51,000                631
Applied Voice Technology, Inc. (b)          62,400                764
Barra, Inc. (b)                             64,800              1,782
BTG, Inc. (b)                               70,200              1,860
Ciber, Inc. (b)                             48,100              1,443
Computer Data Systems, Inc.                 65,700              1,987
Ikos Systems, Inc. (b)                      87,600              1,752
Plexus Corp. (b)                            54,000                905
Qlogic Corp. (b)                            94,000              2,421
Quickturn Design Systems, Inc. (b)         120,100              2,462
                                                           -----------
                                                               16,007
Transportation - 3.9%

Atlantic Coast Airlines, Inc. (b)          123,200              1,509
Mesaba Holdings, Inc. (b)                   87,900              1,307
MTL, Inc. (b)                               51,400              1,041
Petroleum Helicopters, Inc.                 29,600                518
                                                           -----------
                                                                4,375
                                                           -----------
Total Common Stocks                                            99,609
(Cost 74,366)                                              ===========


================================================================================
SHORT-TERM INSTRUMENTS - 9.2%
================================================================================

                                        Principal
                                           Amount
                                          (000's)

Repurchase Agreement - 9.2%

State Street Bank                       $  10,175             10,175
    4.000% due 01/02/97
    (Dated 12/31/96.  Collateralized by
    U.S. Treasury Bond 7.125% due
    02/15/23 valued at $10,381,175.
    Repurchase proceeds are $10,177,261.)

                                                           -----------
Total Short-Term Instruments                                   10,175
(Cost $10,175)                                              ===========

Total Investments (a) - 99.0%                              $  109,784
(Cost $84,541)

Other Assets and Liabilities (Net) - 1.0%                       1,114
                                                           -----------

Net Assets - 100.0%                                        $  110,898
                                                           ===========

Notes to Schedule of Investments ( in thousands):

(a) At December 31, 1996, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for
    all investments in which there was an excess
    of value over tax cost.                                $   26,156

    Aggregate gross unrealized depreciation for
    all investments in which there was an excess
    of tax cost over value                                       (913)
                                                           ------------

    Unrealized appreciation-net                            $   25,243
                                                           ============
(b) Non-income producing security.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

Cadence Small Cap Growth Fund

December 31, 1996 (unaudited)

                                                                                                                  Value
                                                                                               Shares             (000's)
--------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS -- 94.3%
--------------------------------------------------------------------------------------------------------------------------
Capital Goods - 13.3%

Barnes Group, Inc.                                                                              5,100           $    306
Duriron Co., Inc.                                                                              13,100                355
Gencorp                                                                                        17,800                323
Gleason Corp.                                                                                   9,800                325
Graco, Inc.                                                                                     5,800                142
Hughes Supply, Inc.                                                                             7,500                323
Lincoln Electric Co. `A'                                                                        7,400                224
Manitowoc Co., Inc.                                                                             9,400                381
Methode Electronics `A'                                                                        20,850                422
NCI Building Systems, Inc. (b)                                                                 12,700                438
Robbins & Myers, Inc.                                                                          15,100                378
Shaw Group, Inc. (b)                                                                            7,000                164
Watsco, Inc. `A'                                                                               16,550                478
                                                                                                                --------
                                                                                                                   4,259

Consumer Discretionary - 6.9%

Action Performance Cos., Inc. (b)                                                              11,500                207
Central Garden & Pet Co. (b)                                                                   13,800                291
Duty Free International, Inc.                                                                  18,200                264
Inbrand Corp. (b)                                                                               7,700                162
K2, Inc.                                                                                       13,000                358
Kimball International `B'                                                                       3,800                157
Meyer (Fred), Inc. (b)                                                                          8,900                316
Pacific Sunwear of California (b)                                                               5,800                149
Pier 1 Imports, Inc.                                                                           18,200                321
                                                                                                                --------
                                                                                                                   2,225

Consumer Services - 6.0%

Anchor Gaming (b)                                                                               5,000                201
Cole National Corp. (b)                                                                         5,900                155
Emmis Broadcasting Corp. `A' (b)                                                                4,500                147
Ethan Allen Interiors, Inc.                                                                     4,400                169
Gilat Satellite Networks Limited  (b)                                                          12,100                298
Ha-Lo Industries, Inc. (b)                                                                      5,125                141
Ross Stores, Inc. (b)                                                                           7,200                360
Seattle Filmworks, Inc. (b)                                                                     7,300                149
Sodak Gaming, Inc. (b)                                                                          8,300                128
Southern Energy Homes, Inc. (b)                                                                15,700                181
                                                                                                                --------
                                                                                                                   1,929

Consumer Staples - 2.1%

Morningstar Group, Inc. (b)                                                                     7,900                155
Riser Foods, Inc.                                                                               5,400                171
Universal Corp.                                                                                10,800                347
                                                                                                                --------
                                                                                                                     673
Energy - 10.7%

Belden & Blake Corp. (b)                                                                       14,400                367
Camco International, Inc.                                                                       9,300                429
CN Falcon Drilling Co. (b)                                                                     13,100                514
Pool Energy Services Co. (b)                                                                   24,400                375
Pride Petroleum Services, Inc. (b)                                                             18,700                435
Swift Energy Co. (b)                                                                           15,100                451
Veritas DGC, Inc. (b)                                                                          24,800                459
Vintage Petroleum, Inc.                                                                        11,200                386
                                                                                                                --------
                                                                                                                   3,416

Financial & Business Services - 27.2%

Allied Group, Inc.                                                                             11,400                372
Associated Banc-Corp.                                                                           8,587                365
Banctec, Inc. (b)                                                                              13,100                270
Beacon Properties Corp.                                                                         5,000                183
Capital Re Corp.                                                                                9,900                462
Centura Banks, Inc.                                                                             9,300                415
City National Corp.                                                                            19,600                424
Colonial Bancgroup, Inc.                                                                        8,300                332
Conseco, Inc.                                                                                   4,360                278
Executive Risk, Inc.                                                                           10,500                389
Felcor Suite Hotels, Inc.                                                                       4,400                156
First Midwest Bancorp, Inc.                                                                    15,125                493
Frontier Insurance Group, Inc.                                                                  3,700                142
HCC Insurance Holdings, Inc.                                                                   15,300                367
Highwoods Properties, Inc.                                                                      4,900                165
Hospitality Properties Trust                                                                    5,500                160
Innkeepers USA Trust                                                                           11,900                165
Magna Group, Inc.                                                                              11,500                339
MMI Companies, Inc.                                                                            12,900                416
Patriot American Hospitality                                                                    4,000                173
Penncorp Financial Group, Inc.                                                                  8,600                310
Peoples Heritage Financial Group                                                               15,400                431
Philadelphia Consolidated
    Holdings Corp. (b)                                                                            400                  9
Protective Life Corp.                                                                          10,700                427
Reinsurance Group of America                                                                    8,000                377
Susquehanna Bancshares, Inc.                                                                    9,700                336
UST Corp.                                                                                      17,200                355
Westamerica Bancorp.                                                                            6,900                398
                                                                                                                --------
                                                                                                                   8,709

Health Care - 4.4%

Ballard Medical Products                                                                        8,100                151
Curative Health Services, Inc. (b)                                                              6,100                169
Inphynet Medical Management, Inc.  (b)                                                          7,600                137
Orthodontic Centers of America, Inc. (b)                                                       12,100                194
Physio-Control International Corp. (b)                                                          8,300                187
Prime Medical Services  (b)                                                                    11,100                121
Rexall Sundown, Inc. (b)                                                                        8,700                237
TECHNOL Medical Products (b)                                                                    2,200                 33
Universal Health Services, Inc. (b)                                                             6,200                177
                                                                                                                --------
                                                                                                                   1,406

Materials & Processing - 8.3%

CN Foamex International  (b)                                                                   11,600                191
Lone Star Industries, Inc.                                                                      9,900                365
Medusa Corp.                                                                                   11,500                395
Mississippi Chemical Corp.                                                                     14,100                338
Mueller Industries, Inc. (b)                                                                   10,100                389
Oregon Metallurgical Corp. (b)                                                                  5,500                177
RMI Titanium Co. (b)                                                                           10,400                293
Zeigler Coal Holding Co.                                                                       23,700                506
                                                                                                                --------
                                                                                                                   2,654

Technology - 12.5%

Aspect Telecommunications (b)                                                                   6,600                419
Black Box Corp. (b)                                                                             5,700                235
Chips & Technologies, Inc. (b)                                                                  8,000                146
Comverse Technology, Inc.                                                                       4,300                163
Datastream Systems, Inc. (b)                                                                   13,300                239
DSP Communications, Inc. (b)                                                                    7,600                147
Dynatech Corp. (b)                                                                              3,500                155
Eltron International, Inc. (b)                                                                  1,900                 38
Envoy Corp. (b)                                                                                 3,600                135
ESS Technology (b)                                                                              7,600                214
Genrad, Inc. (b)                                                                                8,200                191
Hadco Corp. (b)                                                                                 3,700                181
Periphonics Corp. (b)                                                                           7,900                231
Rational Software Corp. (b)                                                                     8,300                328
Sanmina Corp. (b)                                                                               7,100                401
Supertex, Inc. (b)                                                                             13,000                171
Xircom, Inc. (b)                                                                                7,800                169
Veritas Software Corp. (b)                                                                      8,750                435
                                                                                                                --------
                                                                                                                   3,998

Transportation - 1.2%

Greenwich Air Services `B' (b)                                                                 17,000                378


                                                                                                                  Value
                                                                                               Shares             (000's)
--------------------------------------------------------------------------------------------------------------------------
Utilities - 1.7%

Oneok, Inc.                                                                                    10,600           $    318
Vanguard Cellular Systems (b)                                                                  15,300                240
                                                                                                                --------
                                                                                                                     558
                                                                                                                --------
Total Common Stocks                                                                                               30,205
                                                                                                                ========
(Cost $24,968)

-----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS - 5.5%
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                            Principal
                                                                                               Amount
                                                                                              (000's)

Repurchase Agreement - 5.5%

State Street Bank                                                                           $  1,761               1,761
    4.000% due 01/02/97
    (Dated 12/31/96. Collateralized by
    U.S. Treasury Bond 7.125% due
    02/15/23 valued at $1,796,950.
    Repurchase proceeds are $1,761,391.)
                                                                                                                --------
Total Short-Term Instruments                                                                                       1,761
                                                                                                                ========
(Cost $1,761)

Total Investments (a) - 99.8%                                                                                   $ 31,966
(Cost $26,729)

Other Assets and Liabilities (Net) - 0.2%                                                                             55
                                                                                                                --------
Net Assets - 100.0%                                                                                             $ 32,021
                                                                                                                ========

Notes to Schedule of Investments ($ in thousands):

(a) At December 31, 1996, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for
    all investments in which there was an excess
    of value over tax cost.                                                                                     $  5,750

    Aggregate gross unrealized depreciation for
    all investments in which there was an excess
    of tax cost over value.                                                                                         (513)
                                                                                                                --------
    Unrealized appreciation-net                                                                                 $  5,237
                                                                                                                ========
(b) Non-income producing security.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

Columbus Circle Investors Core Equity Fund

December 31, 1996 (unaudited)

                                                                          Value
                                                         Shares         (000's)
===============================================================================
COMMON STOCKS - 86.4%
===============================================================================

Capital Goods - 3.2%

Armstrong World Industries, Inc.                          9,000       $     626
Lockheed Martin Corp.                                     9,000             824
                                                                      ---------
                                                                          1,450

Consumer Discretionary - 13.1%

American Stores Co.                                      14,300             585
Autozone, Inc. (b)                                       16,000             440
Avon Products, Inc.                                       7,000             400
Disney (Walt) Productions Co.                             7,000             487
Gillette Co.                                              1,700             132
Home Depot, Inc.                                          7,800             391
Nike, Inc.                                                9,000             538
Price Costco (b)                                         26,900             676
Staples, Inc. (b)                                        36,300             656
TJX Cos., Inc.                                           19,500             924
Toys `R' Us (b)                                          24,400             732
                                                                      ---------
                                                                          5,961

Consumer Services - 4.6%

CUC International, Inc. (b)                              15,800             375
Hilton Hotels Corp.                                      33,700             880
Service Corp.                                            27,700             775
                                                                      ---------
                                                                          2,030

Consumer Staples - 1.6%

Kimberly Clark Corp.                                      7,800             743

Energy - 7.6%

Atlantic Richfield Co.                                    5,300             702
Burlington Resources, Inc.                               10,600             534
Schlumberger Limited                                     12,300           1,228
Transocean Offshore, Inc.                                 5,600             351
USX Marathon Group                                       27,400             654
                                                                      ---------
                                                                          3,469

Financial & Business Services - 8.3%

Allstate Corp.                                           21,200           1,227
Chase Manhattan Corp.                                    11,800           1,053
Merrill Lynch Co.                                         6,100             497
NationsBank Corp.                                        10,200             997
                                                                      ---------
                                                                          3,774

Health Care - 12.5%

American Home Products                                    7,500             440
Cardinal Health, Inc.                                     7,300             425
Columbia HCA Healthcare Corp.                            22,070             899
Eli Lilly & Co.                                           7,800             569
HBO & Co.                                                17,500           1,039
Health Management Associates `A' (b)                     17,500             394
Johnson & Johnson                                        15,100             751
Medtronic, Inc.                                           8,200             558
Pfizer, Inc.                                              7,600             630
                                                                      ---------
                                                                          5,705

Materials & Processing - 1.4%

IMC Global, Inc.                                         16,800             657

Technology - 29.8%

Adaptec, Inc. (b)                                        16,300             652
Apple Computer (b)                                       19,100             399
Ascend Communications, Inc. (b)                          11,800             733
Associates First Capital                                 13,900             613
Boeing                                                   13,900           1,479
Cabletron Systems, Inc. (b)                               8,600             286
Cisco Systems (b)                                        14,300             910
Computer Associates International, Inc.                  12,975             646
Computer Sciences (b)                                     9,000             739
First Data Corp.                                         13,900             507
Honeywell, Inc.                                          10,600             697
Intel Corp.                                              11,800           1,545
International Business Machines Corp.                     3,300             498
Lucent Technologies                                      19,600             907
Microsoft Corp. (b)                                      13,100           1,082
Netscape Communications Corp. (b)                        11,900             677
Qualcomm, Inc. (b)                                       11,000             439
U.S. Robotics Corp. (b)                                  10,600             763
                                                                      ---------
                                                                         13,572

Utilities - 4.3%

Sonat, Inc.                                              12,300             633
Worldcom, Inc. (b)                                       50,000           1,303
                                                                      ---------
                                                                          1,936
                                                                      ---------
Total Common Stocks                                                      39,297
(Cost $34,590)                                                         =========

===============================================================================
SHORT-TERM INSTRUMENTS - 13.3%
===============================================================================
                                                      Principal
                                                         Amount
                                                        (000's)
Repurchase Agreement - 13.3%

State Street Bank                                     $   6,067           6,067
    4.000% due 01/02/97
    (Dated 12/31/96. Collateralized by
    U.S. Treasury Bond 7.125% due
    02/15/23 valued at $6,191,900.
    Repurchase proceeds are $6,068,348.)
                                                                      ---------
Total Short-Term Instruments                                              6,067
(Cost $6,067)                                                         =========

Total Investments (a) - 99.7%                                         $  45,364
(Cost $40,657)

Other Assets and Liabilities (Net) - 0.3%                                   123
                                                                      ---------

Net Assets - 100.0%                                                   $  45,487
                                                                      ---------

Notes to Schedule of Investments ($ in thousands):

(a) At December 31, 1996, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for
    all investments in which there was an excess
    of value over tax cost.                                           $   5,266

    Aggregate gross unrealized depreciation for
    all investments in which there was an excess
    of tax cost over value.                                                (559)
                                                                      ---------

    Unrealized appreciation-net                                       $   4,707
                                                                      =========

(b) Non-income producing security.

See Notes to Financial Statements
42

SCHEDULE OF INVESTMENTS

Columbus Circle Investors Mid Cap Equity Fund

December 31, 1996 (unaudited)

                                                                          Value
                                                         Shares         (000's)
===============================================================================
COMMON STOCKS - 91.7%
===============================================================================

Capital Goods - 10.8%

Coltec Industries, Inc. (b)                               8,400       $     159
Fleetwood Enterprises, Inc.                               3,600              99
Harnischfeger Industries, Inc.                            3,600             173
James River Corp.                                         3,600             119
Paccar, Inc.                                              1,100              75
U.S.A. Waste Services, Inc. (b)                           7,200             230
                                                                      ---------
                                                                            855

Consumer Discretionary - 13.7%

Diebold, Inc.                                             3,950             248
Gucci, Inc. (b)                                           1,600             102
Harley Davidson, Inc.                                     2,000              94
International Game Technology                             6,900             126
Jones Apparel Group, Inc. (b)                             4,500             168
Mohawk Industries, Inc. (b)                               4,500              99
Omnicom Group, Inc.                                       1,900              87
Sunbeam-Oster, Inc.                                       6,300             162
                                                                      ---------
                                                                          1,086

Consumer Services - 13.1%

APAC Teleservices, Inc. (b)                               7,700             295
Doubletree Corp. (b)                                      2,000              90
Gartner Group, Inc. (b)                                   3,700             144
MGM Grand, Inc. (b)                                       4,400             153
Peoplesoft, Inc. (b)                                      2,100             101
Regal Cinemas, Inc. (b)                                   3,900             120
Williams - Sonoma, Inc. (b)                               3,700             135
                                                                      ---------
                                                                          1,038

Consumer Staples - 4.1%

Dean Foods                                                2,500              81
Tyson Foods, Inc.  `A'                                    4,600             158
Vons Cos. (b)                                             1,400              84
                                                                      ---------
                                                                            323

Energy - 10.9%

Columbia Gas Systems, Inc.                                2,500             159
Diamond Offshore Drilling (b)                             2,100             120
Ensco International, Inc. (b)                             3,800             184
Helmerich & Payne                                         1,600              83
Nabors Industries, Inc. (b)                               5,400             104
Oryx Energy Co. (b)                                       3,200              79
Tosco Corp.                                               1,700             135
                                                                      ---------
                                                                            864

Financial & Business Services - 7.5%

Dime Bancorp, Inc. (b)                                    6,200              91
Everest Reinsurance Holdings, Inc.                        4,800             138
Greenpoint Financial Corp.                                3,800             180
Washington Mutual, Inc.                                   4,200             182
                                                                      ---------
                                                                            591

Health Care - 6.2%

BioChem Pharma, Inc. (b)                                  3,700             186
Jones Medical Industries, Inc.                            3,700             136
Phycor, Inc. (b)                                          2,900              82
Revco D.S., Inc. (b)                                      2,400              88
                                                                      ---------
                                                                            492

Technology - 23.1%

Acxiom Corp. (b)                                          4,500             108
Adaptec, Inc. (b)                                         4,200             168
Altera Corp. (b)                                          2,600             189
American Management Systems  (b)                          5,500             135
Baan Co. (b)                                              3,800             132
Compuware Corp. (b)                                       1,500              75
Fore Systems (b)                                          5,100             168
National Semiconductor (b)                                4,900             119
Netscape Communications Corp. (b)                         2,900             165
Qualcomm, Inc. (b)                                        3,700             148
Rational Software Corp. (b)                               2,300              91
Sterling Commerce, Inc. (b)                               4,300             152
Tech Data Corp. (b)                                       3,300              90
VLSI Technology, Inc. (b)                                 3,500              83
                                                                      ---------
                                                                          1,823

Transportation - 1.3%

Gulfstream Aerospace Corp. (b)                            4,200             102

Utilities - 1.0%

LCI International, Inc. (b)                               3,600              77
                                                                      ---------
Total Common Stocks                                                       7,251
(Cost $6,319)                                                         =========

===============================================================================
SHORT-TERM INSTRUMENTS - 6.4%
===============================================================================
                                                      Principal
                                                         Amount
                                                        (000's)

Repurchase Agreement - 6.4%

State Street Bank                                     $     501             501
    4.000% due 01/02/97
    (Dated 12/31/96. Collateralized by
    U.S. Treasury Bill due 06/26/97
    valued at $511,861. Repurchase
    proceeds are $501,111.)
                                                                      ---------
Total Short-Term Instruments                                                501
(Cost $501)                                                           =========

Total Investments (a) - 98.1%                                         $   7,752
(Cost $6,820)

Other Assets and Liabilities (Net) - 1.9%                                   152
                                                                      ---------

Net Assets - 100.0%                                                   $   7,904
                                                                      =========

Notes to Schedule of Investments ($ in thousands):

(a) At December 31, 1996, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for
    all investments in which there was an excess
    of value over tax cost.                                           $   1,111

    Aggregate gross unrealized depreciation for all
    investments in which there was an excess of
    tax cost over value.                                                   (179)
                                                                      ---------

    Unrealized appreciation-net                                       $     932
                                                                      =========

(b) Non-income producing security.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

Parametric Enhanced Equity Fund

December 31, 1996 (unaudited)

                                                                 Value
                                                Shares         (000's)
-----------------------------------------------------------------------
COMMON STOCKS-97.5%
-----------------------------------------------------------------------
Capital Goods - 6.5%

Armstrong World Industries                   1,800        $       125
Case Corp.                                   3,100                169
Caterpillar, Inc.                            9,800                737
Centex Corp.                                 1,200                 45
Deere & Co.                                 13,100                532
Fleetwood Enterprises, Inc.                  1,500                 41
General Electric                             4,800                475
James River Corp.                            6,200                205
Johnson Controls, Inc.                       4,700                390
Nacco Industries, Inc.                         400                 21
Northrop Grumman Corp.                       2,300                190
Raychem Corp.                                1,900                152
USX-U.S. Steel, Inc.                         2,700                 85
                                                          ------------
                                                                3,167
Consumer Discretionary - 13.5%

American Greetings `A'                       4,200                119
Brunswick Corp.                              4,200                101
Chrysler Corp.                              11,000                363
Eastman Kodak                               14,000              1,124
Fleming Cos., Inc.                           2,493                 43
FMC Corp.                                      600                 42
Ford Motor Co.                              10,600                338
Fruit of the Loom, Inc. (b)                  8,600                326
General Motors Corp.                         8,400                468
Hasbro, Inc.                                 3,700                144
Kroger Co. (b)                               7,400                344
Limited, Inc.                               18,200                334
Liz Claiborne, Inc.                          3,100                120
Masco Corp.                                  4,500                162
Moore Limited                                7,300                149
New York Times Co.                           5,500                209
Nike, Inc.                                   1,200                 72
Pitney Bowes, Inc.                           9,900                540
Ralston-Ralston Purina Group                 1,801                132
Russell Corp.                                2,800                 83
Unilever NV                                  2,500                438
UST, Inc.                                   14,400                466
VF Corp.                                     5,300                358
Wal-Mart Stores, Inc.                        2,700                 62
                                                          ------------
                                                                6,537
Consumer Services - 6.4%

Dayton Hudson Corp.                         24,500                962
HFS, Inc. (b)                                5,500                329
Hilton Hotels Corp.                          7,600                199
Kaufman & Broad Homes                        4,400                 57
King World Productions (b)                   1,700                 63
Knight-Ridder, Inc.                          3,900                149
Mattel, Inc.                                17,275                479
Sears Roebuck                               18,100                835
                                                          ------------
                                                                3,073
Consumer Staples - 8.0%

Anheuser Busch                              13,300                532
Archer-Daniel Midland                       36,675                807
Campbell Soup Co.                            4,300                345
Coca-Cola Co.                                9,100                479
Great Atlantic & Pacific Tea Company, Inc.   1,500                 48
Kimberly Clark Corp.                         1,700                162
Philip Morris Co., Inc.                      9,600              1,081
Sara Lee Corp.                               8,800                328
Supervalu, Inc.                              2,500                 71
                                                          ------------
                                                                3,853
Energy - 7.8%

Ashland, Inc.                                2,800                123
Atlantic Richfield Co.                       3,000                398
Baker Hughes, Inc.                           9,000                311
Burlington Resources, Inc.                   2,600                131
Exxon Corp.                                  2,600                255
Helmerich & Payne                            1,100                 57
McDermott International, Inc.                2,400                 40
Occidental Petroleum Corp.                  19,400                453
Oryx Energy Co.                              7,600                188
Phillips Petroleum Co.                       5,500                243
Rowan Cos., Inc. (b)                         3,700                 84
Royal Dutch Petroleum Co.                    3,300                563
Santa Fe Energy Resources                    3,900                 54
Texaco, Inc.                                 3,868                380
Unocal Corp.                                   129                  5
USX Marathon Group                          19,400                463
                                                          ------------
                                                                3,748
Financial & Business Services - 12.8%

Allstate Corp.                               7,100                411
Beneficial Corp.                             2,300                146
Chase Manhattan Corp.                        8,779                784
Cigna Corp.                                  3,000                410
Citicorp                                     4,283                441
Dean Witter Discover & Co.                   8,200                543
First Chicago Corp.                          5,350                288
First Union Corp.                            6,715                497
Fleet Financial Group, Inc.                  6,600                329
Household International, Inc.                  800                 74
Loews Corp.                                  8,400                792
NationsBank Corp.                            6,166                603
Providian Corp.                              4,000                206
Safeco Corp.                                 4,100                162
Salomon, Inc.                                3,800                179
St. Paul Cos., Inc.                          3,600                211
Torchmark Corp.                              2,600                131
                                                          ------------
                                                                6,207
Health Care - 13.5%

Abbott Laboratories                         13,200                670
American Home Products                      16,400                961
Amgen, Inc. (b)                              2,600                141
Becton Dickinson                             9,600                416
Beverly Enterprises                          9,200                117
Biomet, Inc.                                 5,000                 76
Bristol Myers Squibb                         4,400                479
Columbia HCA Healthcare Corp.               11,000                448
Johnson & Johnson                            8,600                428
Mallinckrodt Group, Inc.                     3,200                141
Manor Care, Inc.                             2,700                 73
Merck & Co., Inc.                           11,900                943
Pfizer, Inc.                                 2,800                232
Pharmacia & Upjohn, Inc.                     6,100                242
Schering-Plough                             11,100                719
Tenet Healthcare Corp.                      15,700                343
U.S. Surgical Corp.                          2,700                106
                                                          ------------
                                                                6,535
Materials & Processing - 4.7%

Dow Chemical                                 4,500                353
du Pont (E.I.) de Nemours                    6,200                585
Engelhard Corp.                              2,350                 45
Morton International                        10,200                416
PPG Industries, Inc.                         5,700                320
Praxair, Inc.                                6,100                281
Union Carbide Corp.                          6,900                282
                                                          ------------
                                                                2,282

                                                                Value
                                            Shares            (000's)
-----------------------------------------------------------------------
Technology - 13.6%

Apple Computer (b)                           4,500        $        94
Bay Networks, Inc. (b)                       1,700                 35
Cabletron Systems, Inc. (b)                  4,300                143
Ceridian Corp. (b)                           2,300                 93
Compaq Computer Corp. (b)                   10,100                750
Computer Associates International, Inc.      2,875                143
EMC Corp. (b)                                9,400                311
Harris Corp.                                 1,700                117
Hewlett Packard Co.                         12,600                633
Intel Corp.                                  9,900              1,296
International Business Machines Corp.        3,800                574
Microsoft Corp. (b)                          8,600                711
Novell, Inc. (b)                            12,900                122
Oracle Systems Corp. (b)                       125                  5
Raytheon Co.                                 4,300                207
Seagate Technology (b)                      13,000                514
Sun Microsystems, Inc. (b)                  17,200                442
Tandem Computers, Inc. (b)                   8,500                117
Tektronix                                    4,700                241
                                                          ------------
                                                                6,548
Transportation - 2.4%

AMR Corp. (b)                                3,300                291
CSX Corp.                                    8,600                363
Delta Air Lines                              3,100                220
Laidlaw Inc. `B'                            11,300                129
Timken Co.                                   2,100                 96
U.S. Air Group, Inc. (b)                     2,500                 58
                                                          ------------
                                                                1,157
Utilities - 8.3%

Bell South                                  15,470                625
Consolidated Edison Co.                     11,400                333
Eastern Enterprises                          2,300                 81
Entergy Corp.                               18,900                524
GTE Corp.                                   15,977                727
Nynex Corp.                                 16,206                780
Ohio Edison Co.                              6,631                151
Owens Corning                                1,900                 81
P. P. & L. Resources, Inc.                   7,000                161
Sonat, Inc.                                 10,250                527
                                                          ------------
                                                                3,990
                                                          ------------
Total Common Stocks                                            47,097
(Cost 40,861)
-----------------------------------------------------------------------
SHORT-TERM INSTRUMENTS-0.5%
-----------------------------------------------------------------------
                                             Principal
                                                Amount
                                               (000's)
Repurchase Agreement - 0.5%
State Street Bank                           $     228            228
    4.000% due 01/02/97
    (Dated 12/31/96. Collateralized by
    U.S. Treasury Bond 7.125% due
    02/15/23 valued at $232,738.
    Repurchase proceeds are $228,051.)
                                                          ------------
Total Short-Term Instruments                                     228
                                                          ------------
(Cost $228)

Total Investments (a) - 98.0%                             $   47,325
(Cost $41,089)

Other Assets and Liabilities (Net) - 2.0%                        979
                                                          ------------
Net Assets - 100.0%                                           48,304
                                                          ------------
-----------------------------------------------------------------------
Notes to Schedule of Investments ($ in thousands):
(a) At December 31, 1996, the net unrealized
    appreciation (depreciation) of investments
    based on cost for federal income tax purposes
    was as follows:

    Aggregate gross unrealized appreciation for
    all investments in which there was an excess
    of value over tax cost.                               $    6,815

    Aggregate gross unrealized depreciation for
    all investments in which there was an excess
    of tax cost over value.                                      (579)
                                                          ------------
    Unrealized appreciation-net                           $     6,236
                                                          ------------
(b) Non-income producing security.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

Blairlogie Emerging Markets Fund

December 31, 1996 (unaudited)

                                                                           Value
                                                          Shares         (000's)
================================================================================
COMMON STOCKS - 98.1%
================================================================================
Argentina - 2.1%

Banco de Galicia Y Buenos Aires SA de CV                  20,100      $      121
Banco Frances del Rio                                     11,804             110
Compania Naviera Perez Co. - ADR                          20,105             283
Inversiones Y Representaciones - GDR                       1,084              35
Molinos Rio de la Plata                                   20,270              72
Siderar SA                                                 2,946               8
Siderca SA                                                35,667              65
Telefonica de Argentina - ADR                              7,300             189
YPF Sociedad Anonima - ADR                                14,900             376
                                                                      ----------
                                                                           1,259

Brazil - 14.7%

Aracruz Celulose SA                                      108,000             176
Banco Bradesco SA                                         89,565             649
Banco Itau SA                                              1,021             442
Brasmotor SA                                               1,114             309
Centrais Electicas Brasileiras SA                          4,258           1,582
Cia Energetica Minas                                      10,090             344
Cia Paulista de Forca                                      1,406             166
Cia Tecidos Norte de Minas PR                                795             254
Cia Vale Rio Doce                                         36,662             706
Companhia Cervejaria Brahma                                  610             334
Companhia Siderurgica Nacional                             6,060             172
Duratex SA                                                 6,483             243
Petrol Brasileiros                                         2,695             429
Souza Cruz SA                                             27,500             181
Telecomunicacoes Brasileiras - ADR                        19,650           1,503
Telecomunicacoes Brasileiras                               9,100             653
Usinas Siderurgicas de Minas Gerais                      323,194             330
White Martins SA                                         174,000             251
                                                                      ----------
                                                                           8,724

Chile - 2.3%

Banco Santander Chile SP - ADR                            10,700             161
Chilgener SA - ADR                                         5,800             121
Compania Cervecerias Unidas - ADR                          3,400              55
Compania de Telefonos de Chile - ADR                       3,464             350
Empresa Nacional de Electric - ADR                        14,500             225
Enersis SA - ADR                                           8,100             225
Madeco SA - ADR                                            2,900              70
Maders Y Sinteticos Sociedad - ADS                         4,590              64
Sociedad Quimica Y Minera de Chile - ADR                   1,280              69
                                                                      ----------
                                                                           1,340

Colombia - 2.4%

Banco Ganadero SA - ADR                                    5,800             117
Banco Industrial Colombiano - ADR                         32,200             666
Carulla - ADR                                             45,840             195
Cementos Diamante - ADR                                   11,500             150
Cementos Paz Del Rio - ADR (b)                            23,800             302
                                                                      ----------
                                                                           1,430

Hungary - 2.3%

Borsodchem Rt.                                             6,200             152
EGIS Gyogyszergyar Rt.                                     3,400             195
Graboplast Rt.                                             4,200             139
MOL Magyar Olaj - es Gazipare Rt.                         25,700             314
OTP Bank Rt.                                              13,400             235
Richter Gedeon Rt.                                         6,000             343
                                                                      ----------
                                                                           1,378

India - 6.3%

Bajai Auto - GDR                                           8,770             298
BSES Limited - GDR                                         8,500             175
Century Textiles and Industries Limited                      770              39
EIH Limited - GDR                                          7,960             188
Grasim Industries - GDS                                   17,300             264
Hindalco Industries - GDR                                 23,880             588
Indian Aluminium - GDR                                    43,100             218
Indian Hotels Co. - GDR                                   15,100             382
Indian Rayon & Industries Limited - GDR                   18,350             156
Larsen & Tourbro Limited - GDR                            20,080             291
Raymond Limited                                           29,550             177
Reliance Industries - GDS                                 15,320             184
State Bank of India - GDR                                 11,800             205
Steel Authority of India - GDR                            19,800             190
Tata Engineering and Locomotive Co.
   Limited - GDR                                          37,424             398
                                                                      ----------
                                                                           3,753

Indonesia - 3.4%

Bank International Indonesia                             594,450             585
Bimantara Citra                                          251,000             335
H.M. Sampoerna                                            52,000             277
PT Indah Kiat Paper Pulp and Paper Corp.                     189               0
PT Semen Gresik                                           57,000             183
Telekomunikasi Indonesia - ADR                            12,800             442
United Tractors                                           86,500             181
                                                                      ----------
                                                                           2,003

Israel - 6.5%

Bank Hapoalim                                            329,300             522
Bezek Israeli Telecommunication
   Corp. Limited                                          88,800             215
Blue Square Chain Stores Limited                          26,500             378
Clal Industries Limited                                   55,000             263
Elite Industries                                          48,000             236
ICL Israel Chemical                                      408,000             352
Koor Industries                                            4,100             357
Osem Investment                                           38,136             214
Super Sol                                                  8,680             213
Tadiran Limited                                           66,200             301
Tadiran Telecommunications                                 9,080             203
Teva Pharmaceutical Industries - ADR                       3,900             196
Teva Pharmaceutical Industries                               840             421
                                                                      ----------
                                                                           3,871

Malaysia - 13.8%

DCB Holdings Berhad                                      175,000             599
Gamuda Berhad                                            175,000             741
Gamuda Berhad Rights (b)                                  75,000               0
Gamuda Berhad Warrants (b)                                75,000               0
IOI Properties Berhad                                    155,000             503
Jaya Tiasa Holdings Berhad                               121,000             642
Land & General Holdings Berhad                           232,000             556
Metacorp Berhad                                          189,000             483
Perusahaan Otomobil Nasi                                  84,000             532
Public Bank Berhad                                       315,666             669
Road Builder (M) Holdings Berhad                         107,400             608
Sungei Way Holdings Berhad                               204,000             606
Sungei Way Holdings Berhad Rights (b)                    102,000               0
Telekom Malaysia Berhad                                  110,000             980
UMW Holdings Berhad                                      117,000             547
United Engineers                                          79,000             713
                                                                      ----------
                                                                           8,179

Mexico - 11.0%

Alfa SA de CV                                             49,000             226
Apasco SA                                                 28,000             192
Cemex SA                                                 114,500             409
Cifra SA `B'                                             307,980             377
Controladora Commercial                                  101,100              91
Desc  SA de CV `B'                                        36,000             196
Desc  SA de CV `C'                                         1,312               7
Empresas Ica Sociedad                                      9,120             134
Empresas La Moderna SA de CV                              39,500             195
Femento Economico Mexicano SA de CV                       85,000             291

46

                                                                           Value
                                                          Shares         (000's)
================================================================================

Grupo Carso SA de CV `A'                                  81,000      $      428
Grupo Financiero Banamex                                 370,007             727
Grupo Mexico SA (b)                                       73,260             228
Grupo Modelo SA de Cv                                     63,000             365
Grupo Televisa - GDS (b)                                  14,410             369
Industrias Penoles SA                                     52,600             186
Kimberly Clark de Mexico                                  23,700             467
Telefonos de Mexico - ADR                                 44,950           1,483
Transport Maritima - ADR                                     750               4
Tubos de Acero de Mexico  (b)                              8,900             141
                                                                      ----------
                                                                           6,516

Pakistan - 0.8%

DG Kahn Cement (b)                                        97,010              22
Engro Chemical Pakistan                                   18,400              62
Fauji Fertilizer Co.                                      53,900              91
Faysal Bank                                               71,700              38
Hub Power Co. - GDR (b)                                    4,700              99
Pakistan State Oil                                        16,523             107
Pakistan Telecommunications - GDS                            400              27
Sui Southern Gas Co. Limited (b)                          28,750              17
                                                                      ----------
                                                                             463

Peru - 1.9%

Banco Wiese - ADR (b)                                     18,400             108
Cerveceria Backus Y Johnston SA                           66,688              57
Compania de Minas Buenaventura SA                          4,624              38
Credicorp Limited                                          7,244             134
Enrique Ferreyros SA                                      40,500              39
Luz Del Sur Servicios SA (b)                              84,000             101
Minas Buenaventura                                         8,497              62
Minsur SA                                                  5,500              19
Southern Peru Copper                                      28,600              99
Telefonica del Peru SA                                   249,338             464
                                                                      ----------
                                                                           1,121

Philippines - 4.7%

Ayala Corp.                                              387,000             419
Metro Bank and Trust Co.                                  20,950             518
Petron Corp.                                             621,775             210
Philippine Long Distance
   Telephone - ADR                                         7,800             398
San Miguel Corp.                                         175,970             776
SM Prime Holdings, Inc.                                1,794,000             464
                                                                      ----------
                                                                           2,785

Poland - 3.9%

Bank Rozwoju Eksportu                                     18,610             558
Bank Slaski                                                3,380             344
Debica                                                    15,280             341
Elektrim Spolka Akcyjna SA                                87,131             790
Polifarb Cieszyn                                          46,240             256
                                                                      ----------
                                                                           2,289

Portugal - 3.7%

Banco Totta & Acores SA                                   13,400             253
Cimpor Cimentos                                           12,140             261
Investec Consulting                                        7,600             235
Jeronimo Martins                                           5,627             290
Jeronimo Martins Rights (b)                                2,812             143
Portugal Telecommunications                               21,210             604
Sonae Investmentos                                        12,100             383
                                                                      ----------
                                                                           2,169

South Africa - 6.5%

Barlow Limited                                            20,580             183
De Beers Consolidated                                     16,340             469
Driefontein Consolidated Limited                          42,000             442
Gencor                                                   105,810             384
Liberty Life Association of Africa                        10,450             262
Metro Cash and Carry                                      65,820             218
Murray and Roberts Holdings                               34,330              77
Nasionale Pers Limited                                    32,700             302
Nedcor - GDR                                              31,250             430
Norwich Holdings                                          63,800             112
Rembrandt Group                                           37,640             336
Sasol Limited                                             17,000             202
Smith C.G. Limited                                        23,930             117
South African Breweries                                   13,490             342
                                                                      ----------
                                                                           3,876

South Korea - 4.9%

Cho Hung Bank                                             41,316             329
Daewoo Securities Co. (b)                                  8,700             112
Hanwha Chemical Corp. (b)                                 20,200             157
Korea Electric Power                                      22,600             678
Korea Fund, Inc.                                          37,000             555
Korea Kumho Petrochemical                                 37,600             311
Korean Airlines Co.                                        1,170              19
Pohang Iron & Steel ADR                                    4,900              99
Samsung Corp. - GDS                                       15,850              50
Samsung Corp.                                              1,172               4
Samsung Electronics Co.                                    4,500             263
Samsung Heavy Industries                                  29,500             306
                                                                      ----------
                                                                           2,883

Taiwan - 0.7%

Advanced Semiconductor
   Engineering - GDR (b)                                  13,500             132
China Steel Corp. - GDS                                   14,350             286
                                                                      ----------
                                                                             418

Thailand - 2.5%

Bangkok Bank                                              60,100             581
Cogeneration Public Co.                                   49,100             183
Electricity Generating Public
   Company Limited                                        61,400             168
Krung Thai Bank Limited                                  150,500             291
Thai Farmers Bank                                         40,500             253
                                                                      ----------
                                                                           1,476

Turkey - 3.7%

Adana Cimento                                          3,015,000             161
Akaltekstil                                            1,882,500             128
Akbank Tas                                             1,965,000             267
Arcelik AS                                             1,844,500             187
Demirbank                                              3,853,000             134
Eczacibasi Yapi Gerecleri
   Sanayi ve Ticaret Asm                               4,869,000             198
Erciyas Birac ve Malt Sanayii                          1,484,000             161
Eregli Demir ve Celik Fabrikalari TAS                    907,000             109
Goodyear Lastikleri Tas                                  292,000             132
Izmir Demir Celik Sanayii AS                          14,982,000             126
Migros Turk TAS                                          143,800             176
Netas Telekomunik                                      1,130,000             255
Turkey Sise Ve Cam Fabrika                             1,599,000             170
                                                                      ----------
                                                                           2,204
                                                                      ----------
Total Common Stocks                                                       58,137
(Cost 56,268)                                                         ==========

Blairlogie Emerging Markets Fund

December 31, 1996 (unaudited)

                                                       Principal
                                                          Amount           Value
                                                         (000's)         (000's)
================================================================================
CORPORATE BONDS AND NOTES - 0.5%
================================================================================

Taiwan - 0.5%

Far Eastern Department Stores
  3.000% due 07/06/01                                  $      75      $       79
Nan Ya Plastics
  1.750% due 07/19/01                                        180             205
                                                                      ----------
Total Corporate Bonds and Notes                                              284
(Cost $272)                                                           ==========

Total Investments (a) - 98.6%                                         $   58,421
(Cost 56,540)

Other Assets and Liabilities (Net) - 1.4%                                    849
                                                                      ----------

Net Assets - 100.0%                                                   $   59,270
                                                                      ==========

Notes to Schedule of Investments ($ in thousands):

(a) At December 31, 1996, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for
    all investments in which there was an excess
    of value over tax cost.                                           $    7,372

    Aggregate gross unrealized depreciation for
    all investments in which there was an excess
    of tax cost over value.                                               (5,491)
                                                                      ----------

    Unrealized appreciation-net                                       $    1,881
                                                                      ==========

(b) Non-income producing security.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

Blairlogie International Active Fund

December 31, 1996 (unaudited)

                                                                         Value
                                                     Shares              (000's)

--------------------------------------------------------------------------------
COMMON STOCKS - 91.2%
--------------------------------------------------------------------------------
Australia - 1.0%

Amcor Limited                                         14,800            $    95
Broken Hill Proprietary Co.                           12,022                171
Comalco Limited                                       16,200                 85
David Jones Limited                                   33,800                 47
Leighton Holdings Limited                             10,400                 45
News Corp.                                            18,600                 98
TABCORP Holdings Limited                               8,850                 42
Westpac Banking Corp.                                 26,700                152
WMC Limited                                           23,300                147
                                                                        -------
                                                                            882

Denmark - 1.6%

Bang & Olufsen Holding A/S                             2,680                130
Carlsberg A/S `B'                                      1,520                103
Danisco A/S                                            1,390                 84
Den Danske Bank                                        1,990                160
ISS International Services System A/S                  5,600                147
Kobenhavns Lufthavne A/S                               1,040                106
Novo Nordisk A/S `B'                                   1,190                224
Sophus Berends A/S                                     1,560                201
Tele Denmark A/S                                       6,040                333
                                                                        -------
                                                                          1,488
Finland - 3.6%

Hartwall Oy AB                                         5,850                257
Kemira Oy                                              9,650                122
Metsa Serla Oy `B'                                    27,890                209
Neste Oy                                               9,030                220
Nokia Corp.                                           15,210                880
Stockman AB                                            3,990                239
Upm-Kymmene Corp. Oy                                  14,380                302
Valmet Corp.                                          15,500                273
Viking Line AB                                         4,000                148
Werner Soderstrom Osakeyhtio `B'                      17,800                445
Yit Huber Oy                                          13,680                160
                                                                        -------
                                                                          3,255


France - 4.8%

Alcatel Alsthom                                        4,260                342
AXA                                                    6,940                441
BIC                                                    2,077                311
Carrefour SA                                             652                424
Clarins                                                1,273                187
Compagine Banicare SA                                  2,320                274
Compagnie de Saint-Gobain                              2,645                374
Elf Aquitaine SA                                       5,312                483
Lafarge SA                                             6,000                360
Rhone Poulenc SA                                      11,090                378
Schneider SA                                           5,211                241
Societe Generale                                       2,960                320
Valeo SA                                               3,610                223
                                                                        -------
                                                                          4,358

Germany - 9.7%

Allianz AG Holdings                                      593              1,067
Bayer AG                                              33,460              1,357
Commerzbank AG                                        14,100                358
Daimler Benz AG                                        7,300                500
Degussa AG                                             1,680                764
Dresdner Bank AG                                      15,000                448
Mannesmann AG                                          3,103              1,334
Muenchener Rueckverscherungs-
   Gesellschaft AG                                        76                184
Muenchener Rueckverscherungs-
   Gesellschaft AG Warrants (b)                            3                  1
Siemens AG                                            14,700                682
Veba AG                                               23,080              1,326
Volkswagen AG                                          2,140                886
                                                                        -------
                                                                          8,907
Hong Kong - 2.8%

Cheung Kong Holdings Limited                          55,000                489
Citic Pacific Limited                                 32,000                186
HSBC Holdings PLC                                     18,400                394
Hutchison Whampoa Limited                             53,000                416
New World Development Co. Limited                     59,000                399
Sun Hung Kai Properties Limited                       34,816                427
Swire Pacific Limited `A'                             29,400                280
                                                                        -------
                                                                          2,591
Ireland - 1.5%

Allied Irish Banks                                    52,200                347
Bank of Ireland                                       24,300                220
CRH PLC                                               25,700                266
Irish Life PLC                                        30,000                139
Kerry Group                                           12,300                125
Smurfit                                               96,400                284
                                                                        --------
                                                                          1,381

Italy - 3.4%

Credito Italiano                                     287,000                315
Danieli & Co.                                         21,000                173
Eni SpA                                               70,800                363
Fiat SpA                                              69,000                209
Istituto Mobiliare Italiano SpA                       33,000                283
Istituto Nazionale delle Assicurazioni               250,000                325
Montedison SpA                                       310,420                211
Parmalat Finanziaria SpA                              94,800                145
Pirelli SpA                                          109,000                202
Sasib RNC                                            101,000                189
Stet Societa Finanziaria Telefonica SpA               88,000                400
Telecom Italia SpA                                   132,000                343
                                                                       --------
                                                                          3,158

Japan - 25.7%

Aoyama Trading Co. Limited                            43,000              1,141
Daiwa Securities Co. Limited                         126,000              1,118
Fujisawa Pharmaceutical                              173,000              1,550
Komori Corp.                                          35,000                742
Marubeni Corp.                                       272,000              1,167
Matsushita Electric Works                            160,000              1,374
Mitsubishi Chemical Corp.                            329,000              1,063
Mitsui Fudosan  Co. (b)                               12,000                120
Mitsui O.S.K. Lines Limited                          424,000              1,012
Murata Manufacturing Co., Limited                     41,000              1,360
NEC Corp.                                            142,000              1,713
Nippon Oil Co. Limited                               212,000              1,087
Nippon Telegraph & Telephone Corp.                       169              1,278
NKK Corp. (b)                                        531,000              1,194
Sumitomo Bank                                        100,000              1,439
Sumitomo Metal Mining Co.                            136,000                915
Sumitomo Trust & Banking                             135,000              1,349
Tokyo Electric Power                                  54,500              1,193
Tokyo Electron Limited                                20,000                612
Tokyo Steel Manufacturing                             68,700                977
Tokyu Corp.                                          200,000              1,134
                                                                       --------
                                                                         23,538

Malaysia - 6.1%

DCB Holdings Berhad                                   95,000                325
Edaran Otomobil Nasional                              47,000                470
IOI Properties Berhad                                150,000                487
Land & General Holdings Berhad                       224,000                537
Malayan Banking Berhad                                52,000                577
Metacorp Berhad                                      161,000                411
Resorts World Berhad                                  66,000                301
Road Builder (M) Holdings Berhad                     116,412                659


Blairlogie International Active Fund

December 31, 1996 (unaudited)


                                                                      Value
                                                    Shares           (000's)
============================================================================
Sungei Way Holdings Berhad                         190,000           $   564
Sungei Way Holdings Berhad Rights (b)               95,000                 0
Telekom Malaysia Berhad                             77,000               686
United Engineers Berhad                             60,000               542
                                                                     --------
                                                                       5,559

Netherlands - 4.5%

ABN-AMRO Holdings NV                                 4,070               265
Ahold Koninklijke                                    4,361               273
Akzo NV                                              1,940               265
DSM NV                                               1,850               182
Elsevier NV                                         22,251               376
Fortis Amev NV                                       5,035               176
ING Groep NV                                         6,195               223
Royal Dutch Petroleum Co.                            6,700             1,174
Unilever NV                                          3,566               631
Vendex International NV                              6,800               291
VNU-Verenigde Nederlandse
   Uitgeversbedrijven Verenigd Bezit                10,800               226
                                                                     --------
                                                                       4,082

Singapore - 1.0%

Comfort Group Limited                               91,000                81
Cycle & Carriage Limited                             8,000                98
DBS Land                                            30,000               110
Hong Leong Finance Limited                          25,000                87
Keppel Corp.                                        12,000                93
Overseas Chinese Banking Corp. Limited              15,100               188
Overseas Union Bank Limited                         27,000               208
Straits Steamship Land Limited                      28,000                90
                                                                     --------
                                                                         955
Spain - 3.5%

Aumar-Autopistas del Mare Nostrum  SA               27,500               432
Banco Bilbao Vizcaya SA                              7,110               384
Banco Popular Espanol SA                             1,926               378
Endesa                                               7,284               518
Iberdrola SA                                        38,042               539
Repsol SA                                           10,256               393
Telefonica de Espana                                23,990               557
                                                                     --------
                                                                       3,201

Switzerland - 4.6%

ABB AG                                                 294               365
Allusuisse-Lonza Holding AG                            385               306
Clariant AG                                            860               367
Credit Suisse Group                                  7,314               750
Holderbank Financiere Glaris AG                        320               228
Nestle SA                                              516               552
Novartis AG                                            771               881
Roche Holding AG                                       100               776
                                                                     --------
                                                                       4,225

United Kingdom - 17.4%

Abbey National PLC                                  93,900             1,230
Boots Co. PLC                                       76,300               787
Burmah Castrol PLC                                  36,300               684
Burton Group PLC                                   323,000               867
Commercial Union PLC                                50,700               593
EMI Group PLC                                       31,400               742
Glynwed International PLC                           90,000               516
Granada Group PLC                                   53,500               789
IMI PLC                                            110,000               707
Lloyd's TSB Group PLC                              144,904             1,068
Marks & Spencer PLC                                 81,000               681
Pilkington PLC                                      51,550               138
Prudential Corp. PLC                                85,100               716
Scottish & Newcastle PLC                            80,000               941
Scottish Power PLC                                 120,180               724
Shell Transport & Trading Co. PLC                   41,300               715
Smithkline Beecham PLC                              81,298             1,127
Unilever PLC                                        30,300               735
Wolseley PLC                                       108,600               859
Zeneca Group PLC                                    45,460             1,282
                                                                     --------
                                                                      15,901
                                                                     --------
Total Common Stocks                                                   83,481
(Cost $78,951)                                                       ========


------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS - 1.6%
------------------------------------------------------------------------------

                                                 Principal
                                                    Amount
                                                   (000's)

Time Deposits - 1.6%

Chase Manhattan Bank
   5.500% due 01/02/97                           $   1,500             1,500
                                                                     --------
Total Short-Term Instruments                                           1,500
                                                                     ========
(Cost $1,500)

Total Investments (a) - 92.8%                                        $84,981
(Cost $80,451)

Other Assets and Liabilities (Net) - 7.2%                              6,582
                                                                     --------

Net Assets - 100.0%                                                  $91,563
                                                                     ========

Notes to Schedule of Investments ($ in thousands):

(a) At December 31, 1996, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for
    all investments in which there was an excess
    of value over tax cost.                                          $ 9,618

    Aggregate gross unrealized depreciation for
    all investments in which there was an excess
    of tax cost over value.                                           (5,088)
                                                                     --------

    Unrealized appreciation-net                                      $ 4,530
                                                                     ========

(b) Non-income producing security.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

Balanced Fund

December 31, 1996 (unaudited)

                                                                        Value
                                                    Shares            (000's)
================================================================================
Common Stocks - 59.7%
================================================================================
Capital Goods - 3.9%

Allied Signal, Inc.                                 3,500           $    234
Deere & Co.                                         8,900                362
Johnson Controls, Inc.                              3,400                282
Perkin-Elmer Corp.                                  4,600                271
Rockwell International Corp. (b)                    4,000                244
Sundstrand Corp.                                    6,300                268
Textron, Inc.                                       2,600                245
Tyco Labs                                           5,500                291
United Technologies                                 4,000                264
                                                                    ---------
                                                                       2,461

Consumer Discretionary - 9.7%

Armstrong World Industries                          3,500                243
Brunswick Corp.                                     7,700                185
Chrysler Corp.                                     23,300                769
Dayton Hudson Corp.                                 6,900                271
Dillard Department Stores                          12,500                386
Estee Lauder                                        5,600                285
Federated Department Stores, Inc. (b)               6,600                225
Goodyear Tire & Rubber                              3,800                195
Harley Davidson, Inc.                               5,400                254
Jones Apparel Group, Inc. (b)                       4,800                179
Maytag Corp.                                       19,300                381
Nike, Inc.                                          4,600                275
Omnicom Group                                       5,000                229
Reebok International Limited                        9,000                378
Tandy Corp.                                         4,400                194
TJX Cos., Inc.                                      6,300                298
Tupperware Corp.                                    7,200                386
Washington Post Co.                                 1,200                402
Xerox Corp.                                        11,500                605
                                                                    ---------
                                                                       6,140

Consumer Services - 0.7%

Carnival Cruise Lines                               7,500                247
Mirage Resorts (b)                                  9,900                214
                                                                    ---------
                                                                         461

Consumer Staples - 4.8%

Anheuser Busch                                     13,800                552
Campbell Soup Co.                                   2,800                225
Food Lion, Inc.                                    11,100                109
Hershey Foods Corp.                                 2,100                 92
IBP, Inc.                                           8,000                194
Kroger Co. (b)                                      5,300                247
Philip Morris Co., Inc.                             3,400                383
Safeway, Inc. (b)                                   6,500                278
Supervalu, Inc.                                    13,000                369
Unilever NV                                         2,300                403
Whitman Corp.                                       7,900                181
                                                                    ---------
                                                                       3,033

Energy - 7.0%

Amoco Corp.                                         4,900                394
Atlantic Richfield Co.                              5,700                755
British Petroleum - ADR                             1,900                269
Diamond Shamrock                                   18,600                588
Dresser Industries, Inc.                            5,900                183
Ensco International (b)                             6,500                315
Global Marine, Inc. (b)                            10,600                219
Halliburton Co.                                     3,500                211
Panenergy Corp.                                     5,400                243
Repsol SA - ADR                                    10,600                404
Transocean Offshore, Inc.                           3,800                238
Union Texas Petroleum Holdings, Inc.               17,500                392
Vastar Resources, Inc.                              6,300                239
                                                                    ---------
                                                                       4,450

Financial & Business Services - 11.6%

American Express                                    4,500                254
Bank of Boston Corp.                                3,900                251
Bankamerica Corp.                                   2,500                249
Bear Stearns Cos.                                  27,900                778
Chase Manhattan Corp.                               9,100                812
Citicorp                                            2,600                268
Federal Home Loan Mortgage Corp.                    2,300                253
Federal National Mortgage Association               6,200                231
First Chicago Corp.                                 4,400                236
First Union Corp.                                   3,400                252
Green Tree Financial Corp.                          5,200                201
Loews Corp.                                         2,200                207
Mellon Bank Corp.                                   7,800                554
National City Corp.                                 5,200                233
Norwest Corp.                                       5,800                252
PHH Corp.                                          13,100                563
PNC Bank Corp.                                      6,900                260
Providian Corp.                                     7,000                360
Southtrust Corp.                                    7,500                262
Standard Federal Bancorporation                     6,600                375
TIG Holdings, Inc.                                  7,000                237
Travelers Group, Inc.                               6,333                287
                                                                    ---------
                                                                       7,375

Health Care - 5.3%

American Home Products                             12,400                727
Beckman Instruments                                 5,200                199
Boston Scientific Corp. (b)                         4,500                270
Eli Lilly & Co.                                     3,800                277
Foundation Health Corp. (b)                         6,300                200
Medtronic, Inc.                                     3,100                211
Ornda Healthcorp (b)                                7,100                208
Oxford Health Plans (b)                             4,500                264
Pharmacia & Upjohn, Inc.                           15,000                594
Schering-Plough                                     3,300                214
U.S. Surgical Corp.                                 5,100                201
                                                                    ---------
                                                                       3,365

Materials & Processing - 3.1%

Bowater, Inc.                                       4,900                184
IMC Global, Inc.                                    6,300                246
Lennar Corp.                                        7,900                215
Olin Corp.                                          4,800                181
Phelps Dodge Corp.                                  5,500                371
Rohm & Haas Co.                                     2,500                204
Union Carbide Corp.                                 9,300                380
Wellman, Inc.                                      11,200                192
                                                                    ---------
                                                                       1,973

Technology - 7.1%

3Com Corp. (b)                                      2,900                213
Adaptec, Inc. (b)                                   6,100                244
Andrew Corp. (b)                                    5,100                271
Cisco Systems (b)                                   3,400                216
Compaq Computer Corp. (b)                           3,800                282
Computer Associates International, Inc.             4,075                203
Dell Computer Corp., Inc. (b)                       5,000                266
Gateway 2000, Inc. (b)                              4,800                257
Harris Corp.                                        5,400                371
Intel Corp.                                         2,000                262
Mentor Graphics Corp. (b)                          20,000                195
Northrop Grumman Corp.                              4,800                397
Raytheon Co.                                        8,100                390
Seagate Technology (b)                              4,600                182
Storage Technology Corp. (b)                        5,000                238
Sun Microsystems, Inc. (b)                          7,600                195
Teradyne, Inc. (b)                                  8,000                195
U.S. Robotics Corp. (b)                             1,300                 94
                                                                    ---------
                                                                       4,471

Balanced Fund

December 31, 1996 (unaudited)

                                                                       Value
                                                    Shares           (000's)
-------------------------------------------------------------------------------
Transportation - 1.0%

Conrail, Inc.                                        1,800          $    179
Continental Airlines `B' (b)                         9,600               271
UAL Corp. (b)                                        3,300               206
                                                                    ---------
                                                                         656

Utilities - 5.5%

American Electric Power, Inc.                        5,200               214
Ameritech                                            3,700               224
Consolidated Natural Gas                             3,500               193
DTE Energy Co.                                      12,500               405
GPU, Inc.                                            6,200               208
NICOR, Inc.                                         15,800               565
Pacific Gas & Electric                              16,600               349
Pacific Telesis                                     15,600               573
Sprint Corp.                                        14,100               562
Texas Utilities Co.                                  4,900               200
                                                                    ---------
                                                                       3,493
                                                                    ---------
Total Common Stocks                                                   37,878
(Cost 32,510)                                                       =========
--------------------------------------------------------------------------------
Corporate Bonds and Notes - 7.5%
--------------------------------------------------------------------------------
                                                 Principal
                                                    Amount
                                                   (000's)

AMR Corp.
    10.000% due 02/01/01                         $     400               445
     9.430% due 05/10/01                             1,000             1,094
Cleveland Electric
     9.375% due 03/01/17                             1,000             1,025
Long Island Lighting Co.
     9.000% due 11/01/22                             2,000             2,105
Ohio Power
     8.300% due 04/01/97                                45                45
                                                                     --------
Total Corporate Bonds and Notes                                        4,714
(Cost 4,493)                                                         ========

--------------------------------------------------------------------------------
U.S. Treasury Notes - 7.8%
--------------------------------------------------------------------------------

     5.250% due 12/31/97                             5,000             4,969
                                                                     --------
Total U.S. Treasury Notes                                              4,969
(Cost 4,991)                                                         ========

--------------------------------------------------------------------------------
Mortgage-Backed Securities - 33.5%
--------------------------------------------------------------------------------

Federal Home Loan Mortgage Corporation - 4.4%

     6.500% due 02/13/27                             2,000            1,909
     8.500% due 03/01/23                               769              807
    10.150% due 04/15/06                                64               64
                                                                    --------
                                                                      2,780

Federal Housing Administration - 0.9%

     6.930% due 07/01/14                               596              580

Federal National Mortgage Association - 4.0%

     8.009% due 12/01/23 (d)                           623              647
     8.500% due 07/01/02-01/01/08 (e)                1,206            1,252
     9.500% due 06/25/18                               597              639
                                                                    --------
                                                                      2,538

Government National Mortgage Association - 17.4%

     6.500% due 01/15/26-01/21/27 (e)                5,478            5,227
     7.125% due  04/20/23-09/20/24 (d) (e)           4,282            4,389
     7.500% due 05/15/17                                18               18
     8.000% due 09/15/06                                78               81
     8.000% due 01/21/27                               500              510
     9.500% due 09/15/09-10/15/09 (e)                  160              174
    10.750% due 09/15/00-10/15/00 (e)                  158              167
    14.000% due 08/15/12                                31               37
    16.000% due 10/15/11-04/15/12 (e)                  372              438
                                                                    --------
                                                                     11,041
Collateralized Mortgage Obligations - 6.8%

Capstead
     8.900% due 12/25/21                               300              308
Home Savings
     5.771% due 05/25/27 (d)                         1,094            1,055
Independent National Mortgage Corp.
     7.955% due 11/25/24 (d)                         1,060            1,089
     8.217% due 11/25/24 (d)                         1,000            1,027
PNC Mortgage Securities Corp.
     7.500% due 06/25/10                               859              857
                                                                    --------
                                                                      4,336
                                                                    --------
Total Mortgage-Backed Securities                                     21,275
(Cost 21,147)                                                       ========
--------------------------------------------------------------------------------
Purchased CME Put Options - 0.0%
--------------------------------------------------------------------------------
                                                 Contracts
Eurodollar March Futures
   Strike @ 91.5 Exp. 03/17/97                          55                1
                                                                    --------
Total Purchased CME Put Options                                           1
(Cost $1)                                                           ========
--------------------------------------------------------------------------------
Short-Term Instruments - 6.0%
--------------------------------------------------------------------------------
                                                 Principal
                                                    Amount
                                                   (000's)
Discount Notes - 4.4%

Coca-Cola Co.
     5.450% due 01/10/97                          $    100              100
Ford Motor Credit Corp.
     6.090% due 01/09/97                               800              799
     5.510% due 01/10/97                               300              300
G. E. Capital Corp.
     5.410% due 02/10/97                               500              498
General Motors Acceptance Corp.
     5.530% due 01/29/97                               600              597
Pitney Bowes Credit, Inc.
     5.340% due 01/14/97                               500              499
                                                                    --------
                                                                      2,793
Repurchase Agreement - 1.4%

State Street Bank
     4.000% due 01/02/97                               903              903
     (Dated 12/31/96. Collateralized by
     U.S. Treasury Note 5.625% due 06/30/97
     valued at $125,137 and by U.S. Treasury
     Note 7.125% due 02/15/23 valued at
     $806,462. Repurchase proceeds are
     $903,201.)

U.S. Treasury Bills - 0.2%

     5.013% due 03/06/97-03/13/97 (c) (e)               85               85
                                                                    --------
Total Short-Term Instruments                                          3,781
(Cost $3,779)                                                       ========


Total Investments (a) - 114.5%                                     $ 72,618
(Cost $66,921)

Written Options (f) - 0.0%                                               (5)
(Premium $51)

Other Assets and Liabilities (Net) - (14.5%)                         (9,176)
                                                                    --------

Net Assets - 100.0%                                                $ 63,437
                                                                    ========


Notes to Schedule of Investments ($ in thousands):
================================================================================

(a) At December 31, 1996, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for
    all investments in which there was an excess
    of value over tax cost.                                         $  6,165

    Aggregate gross unrealized depreciation for
    all investments in which there was an excess
    of tax cost over value.                                             (468)
                                                                    ---------

    Unrealized appreciation-net                                     $  5,697
                                                                    =========

(b) Non-income producing security.

(c) Securities with an aggregate market
    value of $85 have been segregated with the
    custodian to cover margin requirements for
    the following open future contracts at
    December 31, 1996:
                                                                 Unrealized
Type                                             Contracts     Depreciation
--------------------------------------------------------------------------------
U.S. Treasury 10 Year Note (3/97)                       29          $   (38)
U.S. Treasury 30 Year Bond (3/97)                       10               (4)
                                                                    ---------
                                                                    $   (42)
                                                                    =========

(d) Variable rate security. The rate listed is as of December 31, 1996.

(e) Securities are grouped by coupon and represent a range of maturities.

(f) Premiums received on Written Put Options:

                                                      Premiums       Market
Type                                     Contracts    Received        Value
--------------------------------------------------------------------------------
CME Eurodollar March Futures
Strike @ 93.00 Exp. 3/97                         8    $      3       $    1
CME Eurodollar June Futures
Strike @ 93.25 Exp. 6/97                        20          22            1
CME Eurodollar June Futures
Strike @ 93.50 Exp. 6/97                        50          26            3
                                                      --------------------------
                                                      $     51       $    5
                                                      ==========================

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

December 31, 1996 (unaudited)

1.  Significant Accounting Policies

PIMCO Funds: Equity Advisors Series (the "Trust") was established as a Massachusetts business trust on August 24, 1990. The Trust is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end management investment company. The Trust currently consists of fourteen separate investment funds (the "Funds"): the NFJ Equity Income Fund; the NFJ Diversified Low P/E Fund; the NFJ Small Cap Value Fund; the Cadence Capital Appreciation Fund; the Cadence Mid Cap Growth Fund; the Cadence Micro Cap Growth Fund; the Cadence Small Cap Growth Fund; the Columbus Circle Investors Core Equity Fund; the Columbus Circle Investors Mid Cap Equity Fund; the Parametric Enhanced Equity Fund; the Parametric Structured Emerging Markets Fund; the Blairlogie Emerging Markets Fund; the Blairlogie International Active Fund; and the Balanced Fund. The Parametric Structured Emerging Markets Fund had not commenced operations as of December 31, 1996. The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined on the basis of last reported sales prices, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements, are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Foreign currency amounts are converted to U.S. dollars using foreign exchange quotations received from independent dealers. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes the accretion of discounts and amortization of premiums.

Dividends and Distributions to Shareholders. Dividends from net investment income are declared and paid quarterly to shareholders of record by the NFJ Equity Income, NFJ Diversified Low P/E, and Balanced Funds. Dividends from net investment income are declared and paid annually to shareholders of record by the NFJ Small Cap Value, Cadence Capital Appreciation, Cadence Mid Cap Growth, Cadence Micro Cap Growth, Cadence Small Cap Growth, Columbus Circle Investors Core Equity, Columbus Circle Investors Mid Cap Equity, Parametric Enhanced Equity, Blairlogie Emerging Markets, and Blairlogie International Active Funds. Net long-term capital gains earned by a Fund, if any, will be distributed no less frequently than once each year. Foreign exchange gains or losses on investments and the income generated from such investments, arising from fluctuations of exchange rates of the non-dollar denominated investments relative to the U.S. dollar, are reported to shareholders as income in accordance with the provisions of the Internal Revenue Code.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards. Certain amounts have been reclassified between undistributed net investment income and accumulated undistributed net realized gains in order to more appropriately conform financial accounting and tax characterizations of dividend distributions.

During the period ended December 31, 1996, the Cadence Capital Appreciation and Cadence Mid Cap Growth Funds each incurred a redemption in kind, resulting in realized gains of $2,666,079 and $4,329,586, respectively. A redemption in kind occurs when a Fund pays a shareholder with portfolio securities in lieu of cash.

Multi-class Operations. The Trust is authorized to offer investors a choice of two classes of shares, the Institutional Class and the Administrative Class. Each class has equal rights as to assets and voting privileges, while each has exclusive voting rights with respect to its distribution plan. The NFJ Equity Income, NFJ Small

Cap Value, Cadence Capital Appreciation, Cadence Mid Cap Growth, Cadence Micro Cap Growth, Cadence Small Cap Growth, Columbus Circle Investors Core Equity, Blairlogie Emerging Markets and Blairlogie International Active Funds had commenced multi-class operations as of December 31, 1996.

Income and non-class specific expenses are allocated daily to each class of shares based on the relative value of settled shares as of the beginning of each day, adjusted for purchase orders received in Federal Funds prior to 12:00 p.m., Eastern time. Realized and unrealized capital gains and losses are allocated to each class of shares based on relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

Federal Income Taxes. Each Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Foreign Taxes on Dividends. Dividend income in the statement of operations is shown net of foreign taxes withheld on dividends from foreign securities. Foreign taxes withheld were as follows: NFJ Equity Income Fund - $7,845; NFJ Diversified Low P/E Fund - $6,226; NFJ Small Cap Value Fund - $418; Cadence Capital Appreciation Fund - $12,546; Cadence Mid Cap Growth Fund - $774; Columbus Circle Investors Mid Cap Equity Fund - $194; Parametric Enhanced Equity Fund -$3,105; Blairlogie Emerging Markets Fund - $16,508; Blairlogie International Active Fund - $64,876; and Balanced Fund - $939.

Equalization. Prior to July 1, 1996, all of the Funds, except the Balanced Fund, followed the accounting practice known as equalization, by which a portion of the proceeds from sales and costs of repurchases of Fund shares, equivalent on a per share basis to the amount of distributable investment income on the date of the transaction, was credited or charged to undistributed income. As a result, undistributed investment income per share was unaffected by sales or redemptions of Fund shares. As a result of adopting Statement of Position 93-2, Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Companies, the tax attributes of distributions prevail and the relevance of the calculation of equalization was eliminated. Therefore, as of July 1, 1996, the Funds discontinued using equalization. This change has no effect on the Fund's net assets, net asset values per share, or their net increases (decreases) in net assets resulting from operations.

Futures and Options. Certain Funds are authorized to enter into futures contracts and options. The primary risks associated with the use of futures contracts and options are imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and options, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts and purchased options are valued based upon their quoted daily settlement prices. The premium received for a written option is recorded as an asset with an equal liability which is marked-to-market based on the option's quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.

Currencies with an aggregate market value of $393,636 have been segregated with the custodian to cover margin requirements for the following open stock index futures contracts at December 31, 1996 ($ in thousands):


      Blairlogie International Active Fund

                                                    Unrealized
      Type                       Contracts        Depreciation
      --------------------------------------------------------
      Osaka 300 (3/97)                 104        $      (121)
                                                  ------------

Forward Currency Contracts. Certain Funds are authorized to enter into forward foreign exchange contracts for the purpose of hedging against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. The aggregate principal amounts of the contracts for which delivery is anticipated are recorded in the Fund's account, while such amounts are not recorded if the Fund intends to settle the contracts prior to delivery. All commitments are marked-to-market daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains or losses at the time the forward contract is extinguished by entry into a closing transaction or by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The following foreign forward currency contracts were outstanding at December 31, 1996 (amounts in thousands):

December 31, 1996 (unaudited)


      Blairlogie Emerging Markets Fund

                                  Principal
                                     Amount
                                    Covered     Expiration    Unrealized
      Type                      by Contract          Month  Appreciation
      ------------------------------------------------------------------
      Sell      Brazilian Real
                 Cruzeiro                14           1/97  $         0
                                                            ===========

      Blairlogie International Active Fund

                                  Principal
                                     Amount                        Unrealized
                                    Covered     Expiration       Appreciation
      Type                      by Contract          Month      (Depreciation)
      ------------------------------------------------------------------------
      Sell      British Pound           301           1/97       $         (4)
      Buy       German Mark          13,600           1/97                (19)
      Sell      German Mark          13,600           1/97                (50)
      Buy       Japanese Yen        640,000           1/97               (197)
      Sell      Japanese Yen        223,257           1/97                 30
                                                                 ------------
                                                                 $       (240)
                                                                 ============

Estimates. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2.  Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. PIMCO Advisors L.P. ("PIMCO Advisors") serves as investment advisor to the Trust, pursuant to an Investment Advisory Agreement. PIMCO Advisors receives from the Trust a fee based on an annual percentage of the average daily net assets of each Fund as follows: for the NFJ Equity Income, NFJ Diversified Low P/E, Cadence Capital Appreciation, Cadence Mid Cap Growth, Parametric Enhanced Equity, and Balanced Funds - .45%; for the Columbus Circle Investors Core Equity Fund - .57%; for the NFJ Small Cap Value and Blairlogie International Active Funds - .60%; for the Columbus Circle Investors Mid Cap Equity Fund - .63%; for the Blairlogie Emerging Markets Fund - .85%; for the Cadence Small Cap Growth Fund - 1.00%; and for the Cadence Micro Cap Growth Fund
- 1.25%. Pursuant to the Portfolio Management Agreements, which became effective November 15, 1994, PIMCO Advisors employs six of its sub-partnerships as portfolio managers for the Funds. The advisory fees received by PIMCO Advisors are paid to each of the portfolio managers, except for the Balanced Fund. For the fixed income segment of the Balanced Fund, PIMCO Advisors pays .25% of the average daily net assets to Pacific Investment Management Company ("PIMCO"). For the common stock segment of the Balanced Fund, PIMCO Advisors pays .45% of the average daily net assets to NFJ Investment Group and Cadence Capital Management.

Administration Fee. PIMCO provides administrative services to the Trust for which it receives from the Trust an administrative fee at the annual rate of
 .25% of the average daily net assets of each of the Funds other than the Blairlogie Emerging Markets and Blairlogie International Active Funds, for which the fee is at the annual rate of .50% of the average daily net assets of the Fund.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust's executive officers and employees who are not officers, directors, stockholders or employees of PIMCO Advisors, PIMCO, or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the cost of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not "interested persons" of the Advisor, PIMCO, Portfolio Managers, or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) expenses such as organizational expenses, which are capitalized in accordance with generally accepted accounting principles; and
(viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust's Multiple Class Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940 and subject to review and approval by the Trustees.

Related Party Transactions. PIMCO Advisors Distribution Company ("PADCO"), an indirect wholly-owned subsidiary of PIMCO Advisors, serves as the distributor of the Trust's shares. Pursuant to a Distribution Agreement, all expenses relating to the distribution of Trust shares will be paid by PIMCO Advisors, PIMCO or PADCO out of past profits and resources which may include fees received by PIMCO Advisors or the administrator.

Certain officers of PIMCO Advisors are also officers of the Trust.

3. Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term investments) for the six months ended December 31, 1996 were as follows ($ in thousands):

                                                           U.S. Government/Agency                          All Other
                                              --------------------------------------------------------------------------------------

                                                   Purchases                 Sales           Purchases                     Sales
------------------------------------------------------------------------------------------------------------------------------------

NFJ Equity Income Fund                                                                     $     9,272               $    27,359
NFJ Diversified Low P/E Fund                                                                    20,333                    14,177
NFJ Small Cap Value Fund                                                                         6,943                     8,047
Cadence Capital Appreciation Fund                                                              193,832                   125,715
Cadence Mid Cap Growth Fund                                                                     99,769                   130,275
Cadence Micro Cap Growth Fund                                                                   47,062                    35,427
Cadence Small Cap Growth Fund                                                                   25,084                    29,775
Columbus Circle Investors Core Equity Fund                                                      25,937                    33,678
Columbus Circle Investors Mid Cap Equity Fund                                                    6,146                     7,292
Parametric Enhanced Equity Fund                                                                 37,119                    81,737
Blairlogie Emerging Markets Fund                                                                32,226                    46,975
Blairlogie International Active Fund                                                            44,126                    32,943
Balanced Fund                                     $   35,898              $   33,272            48,805                    63,742

4. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows ($ in thousands):

                                   Columbus Circle Investors
                                       Core Equity Fund                           Balanced Fund
                               --------------------------------------------------------------------------
                                   Premium           Contracts              Premium           Contracts
                               --------------------------------------------------------------------------
Balance at 06/30/96                 $    6                  16             $      3                   8
Sales                                  102                 391                   48                  70
Closing Buys                           (47)               (175)                   0                   0
Expirations                            (24)                (87)                   0                   0
Exercised                              (37)               (145)                   0                   0
---------------------------------------------------------------------------------------------------------
Balance at 12/31/96                 $    0                   0             $     51                  78
=========================================================================================================

5. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares in thousands):

                                                   NFJ              NFJ                                NFJ
                                    NFJ         Equity      Diversified               NFJ        Small Cap              Cadence
Period Ended                     Equity         Income              Low         Small Cap            Value              Capital
December 31, 1996                Income         Admin.              P/E             Value           Admin.         Appreciation
---------------------------------------------------------------------------------------------------------------------------------
Shares sold                         510             57              811                64               34                3,986
Issued as reinvestment
    of dividends                  1,208             74              250               369               55                2,018
Shares redeemed                  (1,524)           (63)            (402)             (203)             (41)              (2,590)
---------------------------------------------------------------------------------------------------------------------------------
Net increase                        194             68              659               230               48                3,414
=================================================================================================================================


                                Cadence                         Cadence                            Cadence
                                Capital        Cadence          Mid Cap           Cadence        Micro Cap              Cadence
Period Ended               Appreciation        Mid Cap           Growth         Micro Cap           Growth            Small Cap
December 31, 1996            Admin. (a)         Growth           Admin.            Growth           Admin.               Growth
---------------------------------------------------------------------------------------------------------------------------------
Shares sold                          67            864               10             1,343               56                  267
Issued as reinvestment
    of dividends                      8          2,482               15               572                7                1,056
Shares redeemed                      (2)        (2,580)              (4)             (218)             (26)                (231)
---------------------------------------------------------------------------------------------------------------------------------
Net increase                         73            766               21             1,697               37                1,092
=================================================================================================================================

(a) From commencement of operations, July 31, 1996.

December 31, 1996 (unaudited)


                                                   Columbus          Columbus         Columbus
                                  Cadence            Circle            Circle           Circle
                                Small Cap         Investors         Investors        Investors       Parametric      Blairlogie
Period Ended                       Growth              Core       Core Equity          Mid Cap         Enhanced        Emerging
December 31, 1996                  Admin.            Equity            Admin.           Equity           Equity         Markets
----------------------------------------------------------------------------------------------------------------------------------
Shares sold                             0                39               475               18              565             485
Issued as reinvestment
    of dividends                        1                21               137               20            1,245               0
Shares redeemed                        (4)              (28)             (599)              (6)          (3,604)         (1,897)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                (3)               32                13               32           (1,794)         (1,412)
==================================================================================================================================


                               Blairlogie                          Blairlogie
                                 Emerging        Blairlogie     International
Period Ended                      Markets     International            Active
December 31, 1996                  Admin.            Active            Admin.         Balanced
------------------------------------------------------------------------------------------------
Shares sold                            26             2,278                96              650
Issued as reinvestment
    of dividends                        0               296                22            1,072
Shares redeemed                       (43)             (978)             (107)          (2,767)
------------------------------------------------------------------------------------------------
Net increase (decrease)               (17)            1,596                11           (1,045)
================================================================================================

                                                       NFJ               NFJ                                NFJ
                                       NFJ          Equity       Diversified              NFJ         Small Cap            Cadence
Period Ended                        Equity          Income               Low        Small Cap             Value            Capital
June 30, 1996                       Income          Admin.               P/E            Value        Admin.(a)        Appreciation
------------------------------------------------------------------------------------------------------------------------------------

Shares sold                          2,560             524             2,925              201               437              5,442
Issued as reinvestment
    of dividends                       514              29               207              192                27                947
Shares redeemed                     (3,957)           (139)              (53)          (1,028)             (152)            (1,070)
------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease)               (883)            414             3,079             (635)              312              5,319
====================================================================================================================================



                                                   Cadence                            Cadence                              Cadence
                                   Cadence         Mid Cap           Cadence        Micro Cap           Cadence          Small Cap
Period Ended                       Mid Cap          Growth         Micro Cap           Growth         Small Cap             Growth
June 30, 1996                       Growth          Admin.            Growth       Admin. (b)            Growth             Admin.
------------------------------------------------------------------------------------------------------------------------------------

Shares sold                          3,438              14             1,333               40               238                 22
Issued as reinvestment
    of dividends                       301               2                88                0               239                  2
Shares redeemed                     (2,281)            (10)           (1,411)              (9)           (2,414)               (45)
------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease)              1,458               6                10               31            (1,937)               (21)
====================================================================================================================================


(a) From commencement of operations, November 1, 1995.
(b) From commencement of operations, April 1, 1996.


                                   Columbus          Columbus         Columbus
                                     Circle            Circle           Circle                                         Blairlogie
                                  Investors         Investors        Investors        Parametric       Blairlogie        Emerging
Period Ended                           Core       Core Equity          Mid Cap          Enhanced         Emerging         Markets
June 30, 1996                        Equity            Admin.           Equity            Equity          Markets          Admin.
------------------------------------------------------------------------------------------------------------------------------------

Shares sold                             162             1,313               36             2,985            2,675              33
Issued as reinvestment
    of dividends                          5                52                6               210               14               0
Shares redeemed                          (9)             (825)            (118)           (3,078)          (2,853)            (78)
------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease)                 158               540              (76)              117             (164)            (45)
====================================================================================================================================



                                                   Blairlogie
                                 Blairlogie     International
Period Ended                  International            Active
June 30, 1996                        Active            Admin.         Balanced
--------------------------------------------------------------------------------
Shares sold                           1,178               428              821
Issued as reinvestment
    of dividends                        182                 3              704
Shares redeemed                      (1,178)              (39)            (538)
--------------------------------------------------------------------------------
Net increase                            182               392              987
================================================================================


6. Change in Portfolio Manager for the Balanced Fund

Effective August 1, 1996, NFJ Investment Group and Cadence Capital Management replaced Parametric Portfolio Associates as managers of the common stock segment of the Balanced Fund. There was no change to the advisory fee. PIMCO continues to manage the fixed income segment of the Balanced Fund.

7. Federal Income Tax Matters

As of June 30, 1996, the Blairlogie Emerging Markets Fund had a capital loss that was realized in the prior year of 11,876,066. This capital loss is available to offset future realized capital gains through June 30, 2003. The Fund will resume capital gain distributions in the future to the extent gains are realized in excess of the available carryforwards.

The Cadence Micro Cap Growth Fund had a tax operating loss of 244,153 during the period ended June 30, 1996 which resulted in a permanent difference between book income and tax-basis income. This difference was reclassified from undistributed net investment income (loss) to paid in capital on the statement of assets and liabilities.

8. Reorganization

On September 17, 1996, the Board of Trustees approved the reorganization of some of the funds of the PIMCO Advisors Funds ("PAF"), an affiliated management investment company, into the Trust. The reorganization occurred on January 17, 1997. In conjunction with the reorganization, the name of the Trust was changed to "PIMCO Funds: Multi-Manager Series." Certain PAF funds were acquired intact and became new Funds of the Trust. Two Funds of the Trust, the NFJ Diversified Low P/E and the Cadence Mid Cap Growth Funds, were combined with funds acquired from PAF. The remaining Funds of the Trust were not combined with PAF funds, and therefore were not directly affected by the reorganization. Their current Adviser and Portfolio Managers continue to manage their respective Funds.

Also, as part of the reorganization, the NFJ Diversified Low P/E Fund and the Blairlogie International Active Fund were renamed Value Fund and International Developed Fund, respectively, to more accurately describe the investment style.

SHAREHOLDER VOTE

Special meetings of shareholders were held on December 20, 1996, and January 8, 1997, to vote on the following resolutions:

1. Election of eight additional Trustees. The following Trustees were recommended for election: E. Philip Cannon, Donald P. Carter, Gary A. Childress, Gary L. Light, Robert A. Prindiville, Joel Segall, W. Bryant Stooks and Gerald M. Thorne. The following Trustees continue to serve the
     Trust: William D. Cvengros, Richard L. Nelson, Lyman W. Porter and Alan Richards.

2. The Cadence Mid Cap Growth Fund will acquire the assets (subject to the liabilities) of the Discovery Fund, a series of PIMCO Advisors Funds ("PAF"). The NFJ Diversified Low P/E Fund will acquire the assets (subject to the liabilities) of the Value Fund, a series of PAF.

3. Approve Addendum to the Portfolio Management Agreement. Reallocate investment advisory fees paid to PIMCO Advisors L.P. ("the Advisor") between the Advisor and each of the portfolio managers.

4. Approve Second Amended and Restated Declaration of Trust. The Declaration states that shareholder voting requirements will be provided for in the provisions of the proposed Bylaws adopted by the Trustees, eliminate the requirement of a shareholder vote with respect to consolidations or mergers of the Trust, allows the Trustees to assign certain preferences and special or relative rights and privileges (including conversion rights, if any) to the classes of the Trust, eliminate the provision of "reasonable and fair" for advisory and distribution contracts entered into with certain interested parties of the Trust and retain the requirement that the contracts remain subject to the requirements of the Investment Company Act of 1940, and clarifies the procedures for determining whether parties are entitled to indemnification by the Trust.

5. Approve the Administrative Class Distribution Plan. Under the terms of the Plan, the Trust will reimburse brokers and other service organizations for costs and expenses incurred in connection with the distribution and marketing of the Administrative Class shares and/or the provision of shareholder services to its customers that invest in the Funds.

Shareholders adopted all resolutions, except for Resolution 5 which was not adopted by the shareholders of the Cadence Capital Appreciation Fund, Cadence Small Cap Growth Fund and the Blairlogie Emerging Markets Fund.

The voting on each resolution is summarized below:


                                                  Resolution 1
--------------------------------------------------------------------------------
                                       For                Withheld
--------------------------------------------------------------------------------
E. Philip Cannon                 57,405,747                129,451
Donald P. Carter                 57,405,747                129,451
Gary A. Childress                57,405,747                129,451
Gary L. Light                    57,405,747                129,451
Robert A. Prindiville            57,417,947                117,250
Joel Segall                      57,010,964                524,233
W. Bryant Stooks                 57,405,747                129,451
Gerald M. Thorne                 57,405,747                129,451
--------------------------------------------------------------------------------

                                                  Resolution 2
--------------------------------------------------------------------------------
                                                                          Broker
                                            For   Against     Abstain  Non-Votes
--------------------------------------------------------------------------------
NFJ Diversified Low P/E Fund          3,563,807       161       5,813        525
Cadence Mid Cap Growth Fund           6,125,657     4,053         570     23,439

                                                  Resolution 3
--------------------------------------------------------------------------------
                                                                          Broker
                                            For   Against     Abstain  Non-Votes
--------------------------------------------------------------------------------
NFJ Equity Income Fund                4,324,360    14,756      15,001          0
NFJ Diversified Low P/E Fund          3,560,691        94       5,813      3,708
NFJ Small Cap Value Fund              1,326,551         0       5,235          0
Cadence Capital Appreciation Fund    14,313,578   908,626     109,950          0
Cadence Mid Cap Growth Fund           6,149,096     4,053         570     23,439
Cadence Micro Cap Growth Fund         3,536,653     9,159      12,186          0
Cadence Small Cap Growth Fund         1,167,224     3,790           0          0
Columbus Circle Investors Core
    Equity Fund                       2,798,640         0       2,673          0
Columbus Circle Investors Mid Cap
    Equity Fund                         478,678         0         633          0
Parametric Enhanced Equity Fund       3,839,764         0      15,960          0
Blairlogie Emerging Markets Fund      4,238,889    23,349      36,439          0
Blairlogie International Active Fund  4,793,969     4,033       4,715          0
Balanced Fund  (NFJ Addendum)         4,758,053         0      12,693          0
Balanced Fund (Cadence Addendum)      4,755,416     2,637      12,693          0


                                                  Resolution 4
--------------------------------------------------------------------------------
                                                                           Broker
                                            For     Against   Abstain   Non-Votes
---------------------------------------------------------------------------------
NFJ Equity Income Fund                4,227,369      21,829    15,700      89,218
NFJ Diversified Low P/E Fund          3,559,510          94     5,813       4,889
NFJ Small Cap Value Fund              1,326,201           0     5,235         350
Cadence Capital Appreciation Fund    10,756,595   1,418,188   118,236   3,025,336
Cadence Mid Cap Growth Fund           6,124,869       4,841       570           0
Cadence Micro Cap Growth Fund         2,665,179      11,236    12,149     863,922
Cadence Small Cap Growth Fund         1,167,224       3,790         0           0
Columbus Circle Investors Core
    Equity Fund                       2,798,640           0     2,672           0
Columbus Circle Investors Mid Cap
    Equity Fund                         478,678           0       633           0
Parametric Enhanced Equity Fund       3,839,764           0    15,960           0
Blairlogie Emerging Markets Fund      3,265,118      26,693    33,658   1,378,527
Blairlogie International Active Fund  4,398,987       5,859     4,150     393,722
Balanced Fund                         4,755,416       2,637    12,693           0


                                                  Resolution 5
---------------------------------------------------------------------------------
                                                                           Broker
                                            For     Against   Abstain   Non-Votes
---------------------------------------------------------------------------------
NFJ Equity Income Fund                  418,547           0         0      10,270
NFJ Small Cap Value Fund                306,741           0         0       1,255
Cadence Capital Appreciation Fund           886           0         0       4,667
Cadence Mid Cap Growth Fund              48,900           0         0       8,939
Cadence Micro Cap Growth Fund            51,948           0         0           0
Cadence Small Cap Growth Fund                 0           0         0       5,313
Columbus Circle Investors Core
    Equity Fund                       2,203,401           0         0           0
Blairlogie Emerging Markets Fund          5,184           0         0      19,689
Blairlogie International Active Fund    286,674           0         0     183,042

Trustees and Officers
    William D. Cvengros, Chairman, President & Trustee
    Richard L. Nelson, Trustee
    Lyman W. Porter, Trustee
    Alan Richards, Trustee
    Garlin G. Flynn, Secretary
    John P. Hardaway, Treasurer

Investment Advisor
    PIMCO Advisors L.P.
    840 Newport Center Drive, Suite 360
    Newport Beach, California 92660

Administrator
    Pacific Investment Management Company
    840 Newport Center Drive, Suite 360
    Newport Beach, California 92660

Distributor
    PIMCO Advisors Distribution Company
    2187 Atlantic Street
    Stamford, Connecticut 06902

Transfer Agent and Custodian
    Investors Fiduciary Trust Company
    127 West 10th Street
    Kansas City, Missouri 64105

Counsel
    Dechert Price & Rhoads
    1500 K Street N.W.
    Washington, D.C. 20005

Independent Accountants
    Price Waterhouse LLP
    1055 Broadway
    Kansas City, Missouri 64105

                   P I M C O

                   840 NEWPORT CENTER DRIVE, SUITE 360
                   NEWPORT BEACH, CA 92660
                   800-927-4648


                   This report is submitted for the general information of the shareholders of the PIMCO Funds: Equity Advisors Series. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the PIMCO Funds: Equity Advisors Series, which contains information covering its investment policies as well as other pertinent information.